FILE NOS.
                                                                       333-83423
                                                                        811-9491
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 27

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 28
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                          Allianz Investment Management LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                                Michael J. Radmer
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: April 27, 2009

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [X] on April 30, 2010 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PART A - PROSPECTUS
                              _____________________


ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


AZL[R] AIM INTERNATIONAL EQUITY FUND
AZL[R] BLACKROCK CAPITAL APPRECIATION FUND
AZL[R] COLUMBIA MID CAP VALUE FUND
AZL[R] COLUMBIA SMALL CAP VALUE FUND
AZL[R] DAVIS NY VENTURE FUND
AZL[R] DREYFUS EQUITY GROWTH FUND
(FORMERLY AZL[R] DREYFUS FOUNDERS EQUITY GROWTH FUND)
AZL[R] EATON VANCE LARGE CAP VALUE FUND
(FORMERLY AZL[R ]VAN KAMPEN COMSTOCK FUND)
AZL[R] ENHANCED BOND INDEX FUND
AZL[R] FRANKLIN SMALL CAP VALUE FUND
AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
AZL[R] GATEWAY FUND
AZL[R] INTERNATIONAL INDEX FUND
AZL[R] JPMORGAN U.S. EQUITY FUND
AZL[R] MFS INVESTORS TRUST FUND
(FORMERLY AZL[R] JENNISON 20/20 FOCUS FUND)
AZL[R] MID CAP INDEX FUND
AZL[R] MONEY MARKET FUND
AZL[R] NACM INTERNATIONAL GROWTH FUND
AZL[R] NFJ INTERNATIONAL VALUE FUND
AZL[R] OCC GROWTH FUND
AZL[R] OCC OPPORTUNITY FUND
AZL[R] RUSSELL 1000 GROWTH INDEX FUND
AZL[R] RUSSELL 1000 VALUE INDEX FUND
AZL[R] S&P 500 INDEX FUND
AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND
AZL[R] SMALL CAP STOCK INDEX FUND
AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND
AZL[R] VAN KAMPEN EQUITY AND INCOME FUND
AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND
AZL[R] VAN KAMPEN GROWTH AND INCOME FUND
AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND
(FORMERLY AZL[R ]VAN KAMPEN GLOBAL FRANCHISE FUND)
AZL[R] VAN KAMPEN MID CAP GROWTH FUND


PROSPECTUS DATED APRIL 30, 2010


ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

AZL[R] is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.



             Not FDIC Insured * May Lose Value * No Bank Guarantee



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010

TABLE OF CONTENTS                                         ALLIANZ VIP FUNDS





TABLE OF CONTENTS
  AZL[R] AIM International Equity Fund.........................................3
  AZL[R] BlackRock Capital Appreciation Fund...................................7
  AZL[R] Columbia Mid Cap Value Fund..........................................11
  AZL[R] Columbia Small Cap Value Fund, Class 2...............................15
  AZL[R] Davis NY Venture Fund, Class 2.......................................19
  AZL[R] Dreyfus Equity Growth Fund...........................................23
  AZL[R] Eaton Vance Large Cap Value Fund.....................................27
  AZL[R] Enhanced Bond Index Fund.............................................31
  AZL[R] Franklin Small Cap Value Fund........................................34
  AZL[R] Franklin Templeton Founding Strategy Plus Fund.......................38
  AZL Gateway Fund............................................................42
  AZL[R] International Index Fund.............................................45
  AZL[R] JPMorgan U.S. Equity Fund, Class 2...................................47
  AZL[R] MFS Investors Trust Fund.............................................51
  AZL[R] Mid Cap Index Fund...................................................55
  AZL[R] Money Market Fund....................................................57
  AZL[R] NACM International Growth Fund.......................................61
  AZL[R] NFJ International Value Fund.........................................64
  AZL[R] OCC Growth Fund......................................................67
  AZL[R] OCC Opportunity Fund.................................................70
  AZL Russell 1000 Growth Index Fund..........................................74
  AZL Russell 1000 Value Index Fund...........................................76
  AZL[R] S&P 500 Index Fund, Class 1 and Class 2..............................78
  AZL[R] Schroder Emerging Markets Equity Fund, Class 1 and Class
     2                                           .............................82
  AZL[R] Small Cap Stock Index Fund...........................................87
  AZL[R] Turner Quantitative Small Cap Growth Fund............................90
  AZL[R] Van Kampen Equity and Income Fund....................................94
  AZL[R] Van Kampen Global Real Estate Fund...................................98
  AZL[R] Van Kampen Growth and Income Fund...................................102
  AZL[R] Van Kampen International Equity Fund................................106
  AZL[R] Van Kampen Mid Cap Growth Fund......................................110


OVERVIEW.....................................................................115

INVESTMENT RISKS.............................................................121

FUND MANAGEMENT..............................................................135
  The Manager................................................................135
  The Subadvisers of the Funds...............................................135
  The Portfolio Managers of the Funds........................................139
  More Information About Fund Management.....................................148
  Duties of the Manager and Subadvisers......................................148
  Payments to Affiliated Insurance Companies.................................149
  Transfer Supported Features of Certain Annuity Contracts...................149
  Management Fees............................................................150
  Legal Proceedings..........................................................151
  The Administrator..........................................................163
  The Distributor............................................................163
  The Custodian..............................................................163
  Licensing Arrangements.....................................................163

SHAREHOLDER INFORMATION......................................................165
  Pricing of Fund Shares.....................................................165
  Money Market Fund..........................................................165
  Purchase and Redemption of Shares..........................................165
  Market Timing..............................................................166
  Distribution (12b-1) Fees..................................................167
  Dividends, Distributions, and Taxes........................................167

FINANCIAL HIGHLIGHTS.........................................................168


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       2

FUND SUMMARIES          AZL[R] AIM INTERNATIONAL EQUITY FUND




AZL[R] AIM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                         0.90%
 Distribution (12b-1) Fees[(2)]              0.25%
 Other Expenses                              0.22%
 Total Annual Fund Operating Expenses        1.37%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.37%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80% on the first $200 million of assets and 0.75% on assets over $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.45% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $139   $434    $750    $1,646
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       3

FUND SUMMARIES          AZL[R] AIM INTERNATIONAL EQUITY FUND



companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The Subadviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       4

FUND SUMMARIES          AZL[R] AIM INTERNATIONAL EQUITY FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                              THIS FUND MAY NOT BE
                                                                                                         APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                      * Seeking safety of
                                                                                                           principal
* Seeking to add an international stock investment to your portfolio                                     * Seeking a stable share
                                                                                                           price
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing * Investing emergency
  in foreign stocks                                                                                        reserves

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2003: 27.14%, 2004: 22.13%, 2005: 16.36%, 2006: 27.04%,
                     2007: 14.62%, 2008: -41.51%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2003) 14.51%
 Lowest (Q4, 2008)  -20.57%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       5

FUND SUMMARIES          AZL[R] AIM INTERNATIONAL EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS

                                  INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 FIVE YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL AIM International Equity Fund 5/1/2002              -41.51%                            3.89%                     3.47%
MSCI EAFE Index                                         -43.38%                            1.66%                     3.41%

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Invesco Advisers, Inc. serves as the subadviser to the Fund.
The Fund's portfolio managers are: Shuxin Cao, Senior Portfolio Manager, since 2003; Jason T. Holzer, Senior Portfolio Manager, since inception; Clas G. Olsson, Senior Portfolio Manager, since inception; Barrett K. Sides, Senior Portfolio Manager, since inception; Matthew W. Dennis, Portfolio Manager, since 2003.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       6

FUND SUMMARIES    AZL[R] BLACKROCK CAPITAL APPRECIATION FUND




AZL[R] BLACKROCK CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                         0.80%
 Distribution (12b-1) Fees[(2)]              0.25%
 Other Expenses                              0.15%
 Total Annual Fund Operating Expenses        1.20%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.20%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.70% on the first $200 million of assets and 0.65% on assets over $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $122   $381    $660    $1,455
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock. The Fund generally invests in mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the Subadviser's opinion, have strong


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       7

FUND SUMMARIES    AZL[R] BLACKROCK CAPITAL APPRECIATION FUND




management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the Subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.


Although the Subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the Subadviser's opinion, the stock reaches its price target, or when the company's future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock's valuation becomes less attractive, a significant price change occurs, or when the Subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the Subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The Subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.


For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       8

FUND SUMMARIES    AZL[R] BLACKROCK CAPITAL APPRECIATION FUND



* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long term         * Seeking safety of principal
* Investing for long-term goals, such as retirement * Investing for the short term or investing emergency reserves
                                                    * Looking primarily for regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2006: 1.57%, 2007: 10.92%, 2008: -36.37]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q3, 2007) 5.85%
 Lowest (Q4, 2008)  -19.81%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       9

FUND SUMMARIES    AZL[R] BLACKROCK CAPITAL APPRECIATION FUND



AVERAGE ANNUAL TOTAL RETURNS
                                                    ONE YEAR ENDED     SINCE
                                         INCEPTION DECEMBER 31, 2008 INCEPTION
 AZL BlackRock Capital Appreciation Fund 4/29/2005      -36.37%       -3.84%
 Russell 1000 Growth Index                              -38.44%       -4.64%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Capital Management, Inc. serves as the subadviser to the Fund.
The Fund's portfolio managers are: Jeffrey R. Lindsey, CFA, Managing Director, since inception, and Edward P. Dowd, Managing Director, since 2006.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       10

FUND SUMMARIES            AZL[R] COLUMBIA MID CAP VALUE FUND




AZL[R] COLUMBIA MID CAP VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.


FEES AND EXPENSES
FEES AND EXPENSES ON THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.75%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.13%
 Total Annual Fund Operating Expenses    1.13%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.13%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.30% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $115   $359    $622    $1,375
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap[R] Value Index[ ]at the time of purchase (between $___ billion and $____ billion at December 31, 2009) that the Fund's subadviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       11

FUND SUMMARIES            AZL[R] COLUMBIA MID CAP VALUE FUND



The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

   * Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

   * Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

   * A company's current operating margins relative to its historic range and future potential.

   * Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       12

FUND SUMMARIES            AZL[R] COLUMBIA MID CAP VALUE FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                              THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking to add a mid-cap value stock component to your portfolio       * Seeking safety of principal
* Able to withstand the risks associated with investing in mid-cap value * Seeking a short-term investment or investing emergency
  stocks                                                                   reserves
* Looking for a fund that emphasizes the value style of investing        * Looking primarily for regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2007: 3.85%, 2008: -52.15%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 5.91%
 Lowest (Q4, 2008)  -35.44%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       13

FUND SUMMARIES            AZL[R] COLUMBIA MID CAP VALUE FUND



AVERAGE ANNUAL TOTAL RETURNS

                                                        ONE YEAR ENDED     SINCE
                                             INCEPTION DECEMBER 31, 2008 INCEPTION
AZL Columbia Mid Cap Value Fund              5/1/2006       -52.15%       -22.56%
Russell Midcap Value[R] Index                -38.44%       -13.88%

The Fund's performance is compared to the Russell Midcap[R] Value
Index, an unmanaged index that represents the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. RiverSource Investments, LLC, Inc. serves as the subadviser to the Fund.
The Fund's portfoilio managers since inception are:David I. Hoffman, Managing Director; Diane L. Sobin, CFA, Managing Director; Lori J. Ensinger, Managing Director; and Noah J. Petrucci, CFA, Vice President.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       14

FUND SUMMARIES AZL[R] COLUMBIA SMALL CAP VALUE FUND, CLASS 2




AZL[R] COLUMBIA SMALL CAP VALUE FUND, CLASS 2

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSE OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                         0.90%
 Distribution (12b-1) Fees[(2)              ]0.25%
 Other Expenses                              0.34%
 Total Annual Fund Operating Expenses        1.49%
 Fee Waiver[(3)]                            -0.12%
 Net Annual Fund Operating Expenses[(1)(3)]  1.37%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.85%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), of Class 2 shares to 1.35% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $139   $459    $802    $1,769
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index[R ]at the time of purchase (between $___ million and $____ billion as of December 31, 2009) that the Fund's subadviser believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       15

FUND SUMMARIES AZL[R] COLUMBIA SMALL CAP VALUE FUND, CLASS 2



The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

   * Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

   * Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

   * A company's current operating margins relative to its historic range and future potential.

   * Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       16

FUND SUMMARIES AZL[R]                     COLUMBIA SMALL CAP VALUE FUND, CLASS 2




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                          THIS FUND MAY NOT BE
                                                                                                     APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                  * Seeking to avoid market risk
                                                                                                       and volatility
* Seeking long-term growth of capital                                                                * Unwilling to accept the
                                                                                                       greater risks associated
                                                                                                       with small capitalization
                                                                                                       companies
* Willing to accept the risk associated with investing in undervalued smaller-capitalization stocks  * Investing for the short-term
  for the potential reward of greater capital appreciation                                             or investing emergency
                                                                                                       reserves

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2005: 3.39%, 2006: 13.40%, 2007: -8.24%, 2008: -32.09%]



  HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 10.41%
 Lowest (Q4, 2008)  -23.24%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       17

FUND SUMMARIES AZL[R] COLUMBIA SMALL CAP VALUE FUND, CLASS 2



AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED     SINCE
                                   INCEPTION DECEMBER 31, 2008 INCEPTION
 AZL Columbia Small Cap Value Fund 5/3/2004       -32.09%       -2.48%
 Russell 2000 Value Index                         -28.92%       -0.01%

The performance of the Fund is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. RiverSource Investments, LLC, Inc. serves as the subadviser to the Fund.
The Fund's portfolio managers since inception are: Stephen D. Barbaro, Director, and Jeremy Javidi, Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.






    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       18

FUND SUMMARIES         AZL[R] DAVIS NY VENTURE FUND, CLASS 2




AZL[R] DAVIS NY VENTURE FUND, CLASS 2

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.75%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.12%
 Total Annual Fund Operating Expenses       1.12%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.12%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.75% on the first $100 million of assets, 0.70% on the next $400 million of assets and 0.65% on assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $114   $356    $617    $1,363
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       19

FUND SUMMARIES         AZL[R] DAVIS NY VENTURE FUND, CLASS 2



sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* HEADLINE RISK   The value of a company's securities may decline in value if the company is the subject of adverse media attention.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:           THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking long-term growth of capital                 * Worried about the possibility of sharp price swings and dramatic market declines
* More comfortable with established, well-known       * Interested in earning current income
  companies
* Investing for the long term                         * Investing for the short term


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       20

FUND SUMMARIES         AZL[R] DAVIS NY VENTURE FUND, CLASS 2



PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -24.18, 2003: 29.43%, 2004: 10.56%, 2005: 9.68%,
                     2006: 13.91%, 2007: 4.15%, 2008: -40.50%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 16.61%
 Lowest (Q4, 2008)  -25.23%
AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR ENDED   FIVE YEARS ENDED    SINCE
                          INCEPTION DECEMBER 31, 2008 DECEMBER 31, 2008 INCEPTION
AZL Davis NY Venture Fund 11/5/2001      -40.50%           -3.06%        -1.78%
Russell 1000 Value Index                 -36.85%           -0.79%         1.64%

The performance of the Fund is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       21

FUND SUMMARIES         AZL[R] DAVIS NY VENTURE FUND, CLASS 2




MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Davis Selected Advisors, L.P. serves as the subadviser to the Fund.
The portfolio managers of the Fund since inception are: Christopher C. Davis, Chairman and Kenneth C. Feinberg, Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       22

FUND SUMMARIES             AZL[R] DREYFUS EQUITY GROWTH FUND




AZL[R] DREYFUS EQUITY GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and income.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                         0.77%
 Distribution (12b-1) Fees[(2)              ]0.25%
 Other Expenses                              0.08%
 Total Annual Fund Operating Expenses        1.10%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.10%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.70%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $112   $350    $606    $1,340
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
To pursue this goal, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend paying companies if they offer better



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       23

FUND SUMMARIES             AZL[R] DREYFUS EQUITY GROWTH FUND



prospects for capital appreciation. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The Subadviser manages the Fund using a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The Subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The Subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The Subadviser continually monitors the securities in the Fund's portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The Subadviser also may sell a security if an event occurs that contradicts the Subadviser's rationale for owning it, such as a deterioration in the company's financial fundamentals. In addition, the Subadviser may sell a security if better investment opportunities emerge elsewhere. The Subadviser also may liquidate a security if the Subadviser changes the Fund's industry or sector weightings.

The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

The Fund may engage in frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* DIVIDEND RISK Stocks that are expected to pay dividends may pay lower dividends or no dividends at all. Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
* CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       24

FUND SUMMARIES             AZL[R] DREYFUS EQUITY GROWTH FUND



* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                 * Seeking safety of principal
* Seeking income and growth of capital                              * Investing for the short-term or investing emergency reserves
* Seeking to add a large capitalization component to your portfolio

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -30.70%, 2003: 24.25%, 2004: 7.72%, 2005: 4.56%,
                     2006: 12.93%, 2007: 8.75%, 2008: -41.63%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 12.08%
 Lowest (Q4, 2008)  -24.68%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       25

FUND SUMMARIES             AZL[R] DREYFUS EQUITY GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS

                               INCEPTION ONE YEAR ENDEDDECEMBER 31, 2008 FIVE YEARS ENDEDDECEMBER 31, 2008 SINCE INCEPTION
AZL Dreyfus Equity Growth Fund 11/5/2001             -41.63%                          -4.19%                   -4.24%
Russell 1000 Growth Index                            -38.44%                          -3.42%                   -2.71%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the subadviser to the Fund.
Elizabeth Slover, Senior Vice President, has been the portfolio manager of the Fund since January 2009.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.






    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       26

FUND SUMMARIES       AZL[R] EATON VANCE LARGE CAP VALUE FUND




AZL[R] EATON VANCE LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks total return.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.73%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.09%
 Total Annual Fund Operating Expenses       1.07%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.07%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million and 0.65% on assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $109   $340    $590    $1,306
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the subadviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       27

FUND SUMMARIES       AZL[R] EATON VANCE LARGE CAP VALUE FUND



normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks.

The Fund also may invest in convertible debt securities of any credit quality (including securities rated below investment grade), in real estate investment trusts, and in nonincome producing stocks. The Fund's holdings will represent a number of different sectors and industries, and less than 25% of the Fund's total assets will be invested in any one industry. The Fund may consider a company's dividend prospects and estimates of a company's net value when selecting securities. The portfolio manager may sell a security when the subadviser's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost, or to pursue more attractive investment options.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the subadviser's research staff. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities). Many of these considerations are subjective.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

The Fund may at times engage in derivatives transactions to protect against stock price, interest rate or currency rate declines ("hedging"), to enhance returns, or as a substitute for the purchase or sale of securities or currencies.

The Fund may invest not more than 15% of its net assets in illiquid securities.

The portfolio turnover rate of the Fund may exceed 100%.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
   o MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
   o ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
   o SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
   o VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
   o DIVIDEND RISK Stocks that are expected to pay dividends may pay lower dividends or no dividends at all. Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       28

FUND SUMMARIES       AZL[R] EATON VANCE LARGE CAP VALUE FUND



   o FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
   o EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
   o DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
   o LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
   o CREDIT RISK The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
   o LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
   o INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
   o SECURITY QUALITY RISK The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high yield risk" or "junk bond risk."
   o REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
   o PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long term                * Seeking safety of principal
* Investing for long-term goals, such as retirement        * Investing for the short-term or investing emergency reserves
* Seeking to add a value stock component to your portfolio * Looking primarily for regular income
* Can withstand volatility in the value of your investment

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       29

FUND SUMMARIES       AZL[R] EATON VANCE LARGE CAP VALUE FUND



PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -19.87, 2003: 30.53%, 2004: 17.12%, 2005: 3.92%,
                     2006: 15.76%, 2007: -2.22%, 2008: -36.18%]



*Prior to October 26, 2009, the Fund was subadvised by Van Kampen Asset Management and was known as the AZL Van Kampen Comstock Fund.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 17.73%
 Lowest (Q4, 2008)  -23.07%
AVERAGE ANNUAL TOTAL RETURNS

                                     INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 FIVE YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL Eaton Vance Large Cap Value Fund 5/1/2001              -36.18%                            -2.54%                   -1.83%
Russell 1000 Value Index                                   -36.85%                            -0.79%                    0.12%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Eaton Vance Management serves as the subadviser to the Fund.
Michael R. Mach, Vice President, has been the Fund's portfolio manager since October 2009.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       30

FUND SUMMMARIES              AZL[R] ENHANCED BOND INDEX FUND




AZL[R] ENHANCED BOND INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index ("Barclays Aggregate Index").


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.70%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.70%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.70% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $72    $224
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations April 22, 2009; therefore, the portfolio turnover rate is based on the period from April 22, 2009 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund generally invests in a combination of corporate and asset-backed securities in an amount that is within 40% of the weightings of the Barclays Aggregate Index, in government securities in an amount that is within 30% of the



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       31

FUND SUMMMARIES              AZL[R] ENHANCED BOND INDEX FUND



weightings of the Index, and in mortgage securities in an amount that is within 30% of the weightings of the Index. Eligible investments for the Fund include the following:

*  U.S. Treasury and agency securities;
* Agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties;
*  Obligations of U.S. and foreign corporations;
* Obligations of foreign governments and supranational entities, such as the World Bank;
*  Asset-backed securities;
*  Municipal bonds, both taxable and tax-exempt;
*  Preferred stock, including non-convertible preferred stock ;
* Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The Fund will have a targeted duration within a band of {plus-minus}10% around the duration of the Barclays Aggregate Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund's assets may be invested in the securities of a single issuer.

The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* CALL RISK If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
* EXTENSION RISK If interest rates rise, debt securities may be paid in full more slowly than anticipated.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       32

FUND SUMMMARIES              AZL[R] ENHANCED BOND INDEX FUND



  rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
PERFORMANCE INFORMATION
The performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Financial Management, Inc. serves as the subadviser to the Fund.
The portfolio managers of the Fund, since inception, are: Scott Amero, Vice Chairman, Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group; Curtis Arledge, Managing Director and co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group; Matthew Marra, Managing Director; and Andrew J. Phillips, Managing Director and BlackRock's Global Chief Operating Officer for Fixed Income Portfolio Management.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       33

FUND SUMMARIES          AZL[R] FRANKLIN SMALL CAP VALUE FUND




AZL[R] FRANKLIN SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term total return.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                           0.75%
 Distribution (12b-1) Fees[(1)           ]0.25%
 Other Expenses                           0.12%
 Total Annual Fund Operating Expenses     1.12%
 Fee Waiver[(2)]                          0.00%
 Net Annual Fund Operating Expenses[(2)]  1.12%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.35% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $114   $356    $617    $1,363
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations at the time of purchase included in the Russell 2500{trademark} Index.

The Fund invests in equity securities that the Subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities are examples of equity securities. In

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       34

FUND SUMMARIES          AZL[R] FRANKLIN SMALL CAP VALUE FUND



choosing investments that are undervalued, the Fund's Subadviser focuses on companies that have one or more of the following characteristics:
* Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;
* Recent sharp price declines (fallen angels) but still have growth potential in the Subadviser's opinion;
* Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued when it is less than the price at which the Subadviser believes it would trade if the market reflected all factors relating to the company's worth. The Subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The Fund may invest a significant portion of its assets in the financial services sector. The Fund may invest up to 25% of its total assets in foreign securities.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       35

FUND SUMMARIES          AZL[R] FRANKLIN SMALL CAP VALUE FUND



* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                     * Seeking to
                                                                                                                          avoid
                                                                                                                          market
                                                                                                                          risk and
                                                                                                                          volatility
* Seeking long-term growth of capital                                                                                   * Investing
                                                                                                                          for the
                                                                                                                          short-term
                                                                                                                          or
                                                                                                                          investing
                                                                                                                          emergency
                                                                                                                          reserves
* Willing to accept the additional risk associated with investing in undervalued small capitalization securities for the potential reward of greater capital appreciation

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2004: 23.10%, 2005: 7.03%, 2006: 15.41%, 2007: -4.37%,
                     2008: -33.73%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 11.85%
 Lowest (Q4, 2008)  -28.55%

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       36

FUND SUMMARIES          AZL[R] FRANKLIN SMALL CAP VALUE FUND



AVERAGE ANNUAL TOTAL RETURNS

                                              ONE YEAR ENDED   FIVE YEARS ENDED DECEMBER 31, 2008   SINCE
                                  INCEPTION  DECEMBER 31, 2008                                    INCEPTION
AZL Franklin Small Cap Value Fund 05/01/2003      -33.73%                    -0.74%                 3.82%
Russell 2000 Value Index                          -28.92%                    0.27%                  6.44%

The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Franklin Advisory Services LLC serves as the subadviser to the Fund.
The Fund's portfolio managers, since inception, are: William J. Lippman, President; Y. Dogan Sahin, CFA, Research Analyst; Bruce Baughman, CPA, senior vice president; Margaret McGee, vice president; and Don Taylor, CPA, senior vice president.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.






    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       37

FUND SUMMARIES          AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND





AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation, with income as a secondary goal.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund Other Expenses are estimated. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.70%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.25%
 Total Annual Fund Operating Expenses    1.20%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.20%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $122   $381
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 26, 2009; therefore, the portfolio turnover rate is based on the period from October 26 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its goal by investing in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The investment policies of the four strategies are described in the section called "More About the Funds - AZL Franklin Templeton Founding Strategy Plus

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       38

FUND SUMMARIES          AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND




Fund" later in this prospectus. The Fund generally makes equal allocations (approximately 25%) of its assets to the following four strategies:
  *  Mutual Shares Strategy
  *  Templeton Growth Strategy
  *  Franklin Income Strategy
  *  Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Fund's administrator. The allocations to the strategies will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.

The Fund may also allocate up to 5% of its net assets (which amount will reduce the aggregate amount of its assets allocated to the four strategies) to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Fund's investment performance and may limit the Fund's ability to benefit from rising markets while protecting the Fund in declining markets. The Fund may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes or in anticipation of shareholder redemptions, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner or at all may have an adverse impact on the Fund's earnings.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       39

FUND SUMMARIES          AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND




* SECURITY QUALITY RISK The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high yield risk" or "junk bond risk."
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* SPECIAL SITUATIONS RISK The Fund may use investment strategies that are intended to take advantage of mergers, reorganizations, or other unusual events. If the change or event does not occur, the Fund may not receive the anticipated benefit or may incur a loss.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* INCOME RISK  Falling interest rates may cause the Fund's income to decline.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                       * Seeking a short-term
                                                                                                            investment
* Seeking capital appreciation and are willing to accept the volatility associated with investing in      * Investing in emergency
  foreign stocks and bonds                                                                                  reserves
* Seeking income and growth of capital

PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Since the Fund's inception, Jeffrey W. Kletti, President of the Manager, has been primarily responsible for determing allocations to each strategy.
    MUTUAL SHARES STRATEGY:
    Franklin Mutual Advisers, LLC services as the subadviser to the Fund for the Mutual Shares Strategy.

    The portfolio managers for the Mutual Shares Strategy, since inception, are:
    Peter A. Langerman, President and Chief Executive Officer; F. David Segal, CFA, Portfolio Manager; and Deborah A. Turner, CFA, Portfolio Manager.

    FRANKLIN INCOME STRATEGY:
    Franklin Advisers Inc. services as the subadviser to the Fund for the Franklin Income Strategy.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       40

FUND SUMMARIES         AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND




    The portfolio managers for the Franklin Income Strategy, since inception, are: Charles B. Johnson, Chairman; Matt Quinlin, Research Analyst; Edward
    D. Perks, CFA, Senior Vice President; and Alex W. Peters, CFA, Vice
    President.

    TEMPLETON GLOBAL BOND STRATEGY:
    Franklin Advisers Inc. services as the subadviser to the Fund for the Templeton Global Bond Strategy.

    The portfolio manager for the Templeton Global Bond Strategy, since inception, is Michael Hasenstab, Ph.D., Senior Vice President.

    TEMPLETON GROWTH STRATEGY:
    Templeton Global Advisers Limited services as the subadviser to the Fund for the Templeton Growth Strategy.

    The portfolio managers for the Templeton Growth Strategy, since inception, are: Cynthia L. Sweeting CFA, President and Chairman; Lisa F. Myers, J.D., CFA, Executive Vice President; and Tucker Scott, CFA, Executive Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       41

FUND SUMMARIES                           AZL[R] GATEWAY FUND




AZL GATEWAY FUND

INVESTMENT OBJECTIVE
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.80%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.20%
 Total Annual Fund Operating Expenses    1.25%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.25%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.25% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations April 30, 2010; therefore, portfolio turnover is not presented.


INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund's volatility, provides a steady cash flow and is an important source of the Fund's return, although it also reduces the Fund's ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       42

FUND SUMMARIES                           AZL[R] GATEWAY FUND



significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price.

The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts ("ADRs"), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in REITs.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund's volatility is anticipated to be closer to intermediate- to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments.

With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a Fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

The Fund's investment strategies are described in more detail below:

   o The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund's index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund's total return. Gateway Investment Advisers, LLC ("Gateway"), the Fund's subadviser, uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of US-exchange-traded equities that meets criteria and constraints established by Gateway. Generally, Gateway tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund's option strategies while also considering other factors, such as predicted dividend yield. Gateway monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. Gateway expects the portfolio to generally represent the broad U.S. equity market.

   o The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

   o The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

   o The Fund may invest in foreign securities traded in U.S. markets
      (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       43

FUND SUMMARIES                           AZL[R] GATEWAY FUND



   o by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers' acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.

* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* CORRELATION RISK The effectiveness of the Fund's index option-based risk management strategy may be reduced if the Fund's equity portfolio does not correlate to the index underlying its option positions.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* OPTIONS RISK The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Gateway Investment Advisers, Inc. serves as the subadviser to the Fund.
The portfolio managers for the Fund, since inception, are J. Patrick Rogers, president and chief executive officer, Paul R. Stewart, chief investment officer, and Michael T. Buckius, a senior vice president.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       44

FUND SUMMARIES                AZL[R] INTERNATIONAL INDEXFUND




AZL[R] INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI
EAFE[R] Index") as closely as possible.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Other Expenses are estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.
 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.70%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.70%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.70% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $72    $224
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 26, 2009; therefore, the portfolio turnover rate is based on the period from October 26 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       45

FUND SUMMARIES                AZL[R] INTERNATIONAL INDEXFUND



securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment manager to the Fund.
BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since inception, is Debra Jelilian, Managing Director.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       46

FUND SUMMARIES     AZL[R] JPMORGAN U.S. EQUITY FUND, CLASS 2




AZL[R] JPMORGAN U.S. EQUITY FUND, CLASS 2

INVESTMENT OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.80%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.25%
 Total Annual Fund Operating Expenses       1.30%
 Fee Waiver[(3)]                            -0.08%
 Net Annual Fund Operating Expenses[(1)(3)] 1.22%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.75%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $124   $404    $705    $1,561
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company's shares. Sector by sector, the Fund's weightings



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       47

FUND SUMMARIES     AZL[R] JPMORGAN U.S. EQUITY FUND, CLASS 2



are similar to those of the S&P 500 Index. The Fund's Subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance.

Within each sector, the Fund focuses on those equity securities that the Subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the Subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the Subadviser employs a three-step process that combines research, valuation, and stock selection.

The Subadviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the Subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team's findings.

The Subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the Subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:

  *  Catalysts that could trigger a rise in a stock's price;
  *  High potential reward compared to potential risk; and
  *  Temporary mispricings cause by apparent market overreactions.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       48

FUND SUMMARIES     AZL[R] JPMORGAN U.S. EQUITY FUND, CLASS 2



* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
* ETF AND INVESTMENT COMPANY RISK   Investing in an exchange-traded fund (ETF)
  or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                             THIS FUND MAY NOT BE APPROPRIATE FOR
                                                                                        SOMEONE:
* Investing for long-term goals, such as retirement                                     * Seeking a stable share price
* Seeking growth of capital                                                             * Investing emergency reserves
* Willing to accept the risks associated with investing in mid to large cap growth stocks

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       49

FUND SUMMARIES     AZL[R] JPMORGAN U.S. EQUITY FUND, CLASS 2



 PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2005: 5.45%, 2006: 14.59%, 2007:3.80%, 2008: -38.68%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
 Highest (Q4, 2006)   6.47%
 Lowest (Q4, 2008)  -22.09%
AVERAGE ANNUAL TOTAL RETURNS
                                            ONE YEAR ENDED     SINCE
                                 INCEPTION DECEMBER 31, 2008 INCEPTION
 AZL JPMorgan U.S. Equity Fund   5/3/2004       -38.68%       -3.79%
 S&P 500[R] Index                               -37.00%       -2.56%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index"). The S&P 500[R]
Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in the index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. J.P. Morgan Investment Management Inc. serves as the subadviser to the Fund.
The portfoilio managers of the Fund, since inception, are Thomas Luddy, Managing Director, and Susan Bao, Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       50

FUND SUMMARIES               AZL[R] MFS INVESTORS TRUST FUND




AZL[R] MFS INVESTORS TRUST FUND

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                         0.75%
 Distribution (12b-1) Fees[(2)              ]0.25%
 Other Expenses                              0.11%
 Total Annual Fund Operating Expenses        1.11%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.11%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.75% on the first $100 million of assets and 0.70% on assets over $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $113   $353    $612    $1,352
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests the Fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for these securities.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       51

FUND SUMMARIES               AZL[R] MFS INVESTORS TRUST FUND



In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the Fund's assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, swaps, caps, floors and collars.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the Fund's principal investment strategies.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
   o MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
   o ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
   o SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
   o FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
   o DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
   o LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
   o LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
   o PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       52

FUND SUMMARIES               AZL[R] MFS INVESTORS TRUST FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement            * Seeking a stable share price
* Seeking capital appreciation                                 * Investing emergency reserves
* Able to withstand volatility in the value of your investment * Looking primarily for income

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2006: 12.79%, 2007: 10.73%, 2008: -40.11%]


*Prior to October 26, 2009, the Fund was subadvised by Jennison Associates LLC and was known as the AZL Jennison 20/20 Focus Fund.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2008) 9.96%
 Lowest (Q4, 2008)  -25.31%
AVERAGE ANNUAL TOTAL RETURNS
             ONE YEAR ENDED     SINCE
  INCEPTION DECEMBER 31, 2008 INCEPTION


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       53

FUND SUMMARIES               AZL[R] MFS INVESTORS TRUST FUND





 AZL MFS Investors Trust Fund 4/29/2005 -40.11% -2.11%
 S&P 500 Index                          -37.00% -4.61%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index"). The S&P 500[R]
Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Massachusetts Financial Services Company serves as the subadviser to the Fund.
T. Kevin Beatty and Nicole M. Zatlyn, both Investment Officers, have been portfolio managers for the Fund since October 26, 2009.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.







    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       54

FUND SUMMARIES                     AZL[R] MID CAP INDEX FUND




AZL[R] MID CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Standard & Poor's MidCap 400[R] Index ("S&P 400 Index") as closely as possible.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.25%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.60%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.60%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.60% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $61    $192
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 26, 2009; therefore, the portfolio turnover rate is based on the period from October 26 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       55

FUND SUMMARIES                     AZL[R] MID CAP INDEX FUND



securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since inception, is Debra Jelilian, Managing Director.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.






    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       56

FUND SUMMARIES                      AZL[R] MONEY MARKET FUND




AZL[R] MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks current income consistent with stability of principal. This objective may not be changed without shareholder approval.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.09%
 Total Annual Fund Operating Expenses    0.69%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.69%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.87% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

The Manager has voluntarily undertaken to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

  1. the repayments will not cause the Fund's net investment income to fall below 0.00%;
  2. the repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place; and
  3. any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund's future yield.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $70    $221    $384     $859
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       57

FUND SUMMARIES                      AZL[R] MONEY MARKET FUND



operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
Specifically, the Fund may invest in:
1)U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).
2)High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.
3)Unrated notes, paper and other instruments that are determined by the Subadviser to be of comparable quality to the instruments described above.
4)Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).
5)Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.
6)Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.
7)Repurchase agreements relating to the above instruments.

8)Funding agreements, state and local debt issues, and municipal securities guaranteed by the U.S. government.

The Fund is subject to the quality, diversification and other requirements of Rule 2a-7 under the 1940 Act, including the requirement to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:
* maintain an average dollar-weighted portfolio maturity of 90 days or less
* buy individual securities that have remaining maturities of 397 days or less
* invest only in high-quality, dollar-denominated, short-term obligations.

The Fund seeks to maintain a net asset value of $1.00 per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks which are described in the section "Investment Risks" later in this prospectus:
* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* INCOME RISK  Falling interest rates may cause the Fund's income to decline.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       58

FUND SUMMARIES                      AZL[R] MONEY MARKET FUND



* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU:       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Are seeking preservation of capital         * Seeking high total returns
* Have a low risk tolerance                   * Pursuing a long-term goal or investing for retirement
* Have a short term investing horizon or goal

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Money Market Fund may also become extremely low and possibly negative.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2001: 3.27%, 2002: 0.84%, 2003: 0.34%, 2004: 0.67%,
                     2005:2.57%, 2006: 4.43%, 2007: 4.79%, 2008: 2.44%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2001) 1.24%
 Lowest (Q1, 2004)  0.07%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       59

FUND SUMMARIES                      AZL[R] MONEY MARKET FUND



AVERAGE ANNUAL TOTAL RETURNS

                                     INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 5 YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL Money Market Fund                2/1/2000               2.44%                            2.97%                   2.74%
Three Month U.S. Treasury Bill Index                        1.40%                            2.97%                   2.96%

The seven-day yield for the period ended December 31, 2008 was 1.32%. For the Fund's current 7-day yield, telephone 877-833-7113 toll-free.


The Fund's performance is compared to the three-month U.S. Treasury Bill Index. The Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Institutional Management Corporation serves as the subadviser to the Fund.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.







    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       60

FUND SUMMARIES         AZL[R] NACM INTERNATIONAL GROWTH FUND




AZL[R] NACM INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks maximum long-term capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.90%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.30%
 Total Annual Fund Operating Expenses       1.45%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.45%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.45% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.
EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $148   $459
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 22, 2009; therefore, the portfolio turnover rate is based on the period from October 22 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing primarily in companies with above average earnings growth and positioned in strong growth areas, typically in greater than 10 countries outside of the U.S. The Fund's



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       61

FUND SUMMARIES         AZL[R] NACM INTERNATIONAL GROWTH FUND



investments are not limited with respect to the capitalization size of issuers. The Fund normally invests at least 75% of its net assets in common stock. In addition, the Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are tied economically to a number of different foreign countries throughout the world.

The Fund's subadviser focuses on a "bottom up" analysis on the financial conditions and competitiveness of individual companies worldwide. The subadviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the subadviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength;strong competi-tive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The subadviser considers whether to sell a particular security when any of those factors materially changes.

When in the opinion of the subadviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities or issuers with smaller market capitalizations. The Fund may invest up to 20% of its assets in U.S. companies.

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       62

FUND SUMMARIES         AZL[R] NACM INTERNATIONAL GROWTH FUND




PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Nicholas-Applegate Capital Management LLC serves as the subadviser to the Fund. The portfolio managers for the Fund, since inception, are: Horacio A. Valeiras, CFA, Managing Director and the Chief Investment Officer, and Pedro V. Marcal, Senior Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       63

FUND SUMMARIES           AZL[R] NFJ INTERNATIONAL VALUE FUND




AZL[R] NFJ INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and income.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.90%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.30%
 Total Annual Fund Operating Expenses       1.45%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.45%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.45% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $148   $459
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 22, 2009; therefore, the portfolio turnover rate is based on the period from October 22 through December 31, 2009, and has not been annualized.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       64

FUND SUMMARIES           AZL[R] NFJ INTERNATIONAL VALUE FUND




INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund's subadviser expects will generate income by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The Fund's subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund's portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and fundamental changes. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments.

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
*

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       65

FUND SUMMARIES           AZL[R] NFJ INTERNATIONAL VALUE FUND



CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOCUSED INVESTMENT RISK Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio.

* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. NFJ Investment Group LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund, since inception, are: Ben Fischer, CFA, Portfolio Manager/Analyst, Managing Director; Paul
Magnuson, Portfolio Manager/Analyst, Managing Director; Thomas
Oliver, CPA, Portfolio Manager/Analyst; R. Burns McKinney,
CFA, Portfolio Manager/Analyst; and L. Baxter Hines, Senior
Investment Analyst.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       66

FUND SUMMARIES                        AZL[R] OCC GROWTH FUND




AZL[R] OCC GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital, with income as an incidental consideration.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.75%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.20%
 Total Annual Fund Operating Expenses       1.20%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.20%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.65%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $122   $381
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio. The Fund commenced operations October 22, 2009; therefore, the portfolio turnover rate is based on the period from October 22 through December 31, 2009, and has not been annualized.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by normally investing (at the time of purchase) at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       67

FUND SUMMARIES                        AZL[R] OCC GROWTH FUND



The Fund's portfolio managers consider "growth" companies to include companies they believe to have above-average growth prospects relative to companies in the same industry or the market as a whole. In seeking to identify these companies, the portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The portfolio managers typically select approximately 40 to 60 stocks for the Fund. The Fund will consider selling a stock if the portfolio managers believe that the company's fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities, and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% (at the time of purchase) of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments.

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* FOCUSED INVESTMENT RISK Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio.
* LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       68

FUND SUMMARIES                        AZL[R] OCC GROWTH FUND



* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Opperheimer Capital LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund are: Jeff Parker, CFA, Managing Director, since inception, and William Sandow, Vice President, since January 2010.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       69

FUND SUMMARIES                   AZL[R] OCC OPPORTUNITY FUND




AZL[R] OCC OPPORTUNITY FUND

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.85%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.15%
 Total Annual Fund Operating Expenses    1.25%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.25%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.35% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $127   $397    $686    $1,511
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager considers "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       70

FUND SUMMARIES                   AZL[R] OCC OPPORTUNITY FUND



extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects, and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries that become significantly overweight relative to the Fund's benchmark. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).

The Fund may engage in frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may be unable to pursue its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* INITIAL PUBLIC OFFERINGS RISK Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       71

FUND SUMMARIES                   AZL[R] OCC OPPORTUNITY FUND



* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                       * Seeking safety of
                                                                                                            principal
* Seeking to add an aggressive growth component to your portfolio                                         * Investing for the
                                                                                                            short-term or investing
                                                                                                            emergency reserves
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing  * Looking primarily for
  in small- and micro-cap growth stocks                                                                   regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       72

FUND SUMMARIES                   AZL[R] OCC OPPORTUNITY FUND



PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2003: 62.03%, 2004: 7.76%, 2005: 5.08%, 2006: 11.68%,
                     2007: 8.89%, 2008: -47.15%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 32.47%
 Lowest (Q4, 2008)  -29.67%
AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR ENDED   FIVE YEARS ENDED DECEMBER 31, 2008   SINCE
                          INCEPTION DECEMBER 31, 2008                                    INCEPTION
AZL OCC Opportunity Fund  5/1/2002       -47.15%                    -6.16%                -0.71%
Russell 2000 Growth Index                -38.54%                    -2.35%                -0.60%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Opperheimer Capital LLC serves as the subadviser to the Fund.
The portfolio managers for the Fund, since inception, are Michael Corelli, Managing Director, and Eric Sartorius, Vice President.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.




    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       73

FUND SUMMARIES         AZL[R] RUSSELL 1000 GROWTH INDEX FUND




AZL RUSSELL 1000 GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the total return of the Russell 1000 Growth Index.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.44%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.15%
 Total Annual Fund Operating Expenses    0.84%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.84%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.84% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations April 30, 2010; therefore, portfolio turnover is not presented.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund normally invests in all stocks in the Russell 1000R
Growth Index (the "Index") in proportion to their weighting in the Index. The Subadviser attempts to have a correlation between the Fund's performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000R Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000R Index is itself composed of approximately 1,000 of



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       74

FUND SUMMARIES         AZL[R] RUSSELL 1000 GROWTH INDEX FUND



the largest securities on the Russell 3000R Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Russell 3000R Index, Russell 1000R Index and
Russell 1000R Growth Index are registered trademarks of Russell
Investments and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Russell Investments, which makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since inception, is Debra L. Jelilian, Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       75

FUND SUMMARIES          AZL[R] RUSSELL 1000 VALUE INDEX FUND




AZL RUSSELL 1000 VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the total return of the Russell 1000 Value Index.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The amount of Other Expenses is estimated. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.44%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.15%
 Total Annual Fund Operating Expenses    0.84%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.84%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.84% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations April 30, 2010; therefore, portfolio turnover is not presented.


INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies of the Fund

The Fund normally invests in all stocks in the Russell 1000R
Value Index (the "Index") in proportion to their weighting in the Index. The Subadviser attempts to have a correlation between the Fund's performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000R Index which exhibit lower price-to-book ratios and lower expected growth values. The Russell 1000R Index is itself composed of approximately 1,000 of the



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       76

FUND SUMMARIES          AZL[R] RUSSELL 1000 VALUE INDEX FUND



largest securities on the Russell 3000R Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

In seeking to match the performance of the Index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Russell 3000R Index, Russell 1000R Index and
Russell 1000R Value Index are registered trademarks of Russell
Investments and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Russell Investments, which makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since inception, is Debra L. Jelilian, Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       77

FUND SUMMARIESAZL[R] S&P 500 INDEX FUND, CLASS 1 AND CLASS 2




AZL[R] S&P 500 INDEX FUND, CLASS 1 AND CLASS 2

INVESTMENT OBJECTIVE
The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500[R]).


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

                                         CLASS 1    CLASS 2
 Management Fee                            0.17%      0.17%
 Distribution (12b-1) Fees                 0.00%      0.25%[(1)]
 Other Expenses                            0.23%      0.23%
 Total Annual Fund Operating Expenses      0.40%      0.65%
 Fee Waiver[(2)]                          -0.14%     -0.14%
 Net Annual Fund Operating Expenses[(2)]   0.26%      0.51%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares only as payment for distributing Class 2 shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), of Class 1 shares to 0.24% and Class 2 shares to 0.49% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.
EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 1  $27    $114    $210     $491
 CLASS 2  $52    $194    $348     $797
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Subadviser normally invests in all 500 stocks in the S&P
500[R] in proportion to their weighting in the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the S&P 500[R] Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       78

FUND SUMMARIES                    AZL[R] S&P 500 INDEX FUND, CLASS 1 AND CLASS 2



The S&P 500[R] is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P[R] adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's[R]," "S&P[R]," "S&P
500[R]," "Standard & Poor's 500[R]," and "500" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                               THIS FUND MAY NOT BE APPROPRIATE FOR
                                                                                          SOMEONE:
* Investing for long-term goals, such as retirement                                       * Looking primarily for regular income
* Seeking long-term growth of capital through broad exposure to better established U.S.   * Seeking to avoid the risk of market
  companies                                                                                 fluctuations
                                                                                          * Seeking safety of principal


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       79

FUND SUMMARIES                    AZL[R] S&P 500 INDEX FUND, CLASS 1 AND CLASS 2



PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2)

[Bar Chart Graphic - 2008: -37.62%]

*Prior to October 26, 2009, the Fund was subadvised by The Dreyfus Corporation.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2008) - 2.81%
 Lowest (Q4, 2008)  - 22.35%

AVERAGE ANNUAL TOTAL RETURNS
                                             ONE YEAR ENDED     SINCE
                                  INCEPTION DECEMBER 31, 2008 INCEPTION
 AZL S&P 500 Index Fund (Class 1)  5/14/07       -37.46%       -25.66%
 AZL S&P 500 Index Fund (Class 2)  5/01/07       -37.62%       -24.71%
 S&P 500 Index                                   -37.00%       -24.19%

The Fund's performance is compared to the S&P 500 Index, an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       80

FUND SUMMARIES                    AZL[R] S&P 500 INDEX FUND, CLASS 1 AND CLASS 2




MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since October 26, 2009, is Debra L. Jelilian, Director.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       81

FUND SUMMARIES AZL[R]SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2




AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

                                            CLASS 1    CLASS 2
 Management Fee[(1)]                          1.23%      1.23%
 Distribution (12b-1) Fees                    0.00%      0.25%[(2)]
 Other Expenses                               0.47%      0.47%
 Total Annual Fund Operating Expenses         1.70%      1.95%
 Fee Waiver[(3)]                             -0.28%     -0.28%
 Net Annual Fund Operating Expenses[(1)(3)]   1.42%      1.67%



(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.95%. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares only as payment for distributing Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), of Class 1 shares to 1.40% and Class 2 shares to 1.65% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 1  $145   $508    $897    $1,985
 CLASS 2  $170   $585   $1,026   $2,252

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       82

FUND SUMMARIES  AZL[R]SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2



Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund's Subadviser believes to be "emerging market" issuers. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, Global Depository Receipts, European Depository Receipts or other similar securities representing ownership of foreign securities. The Fund may also invest in securities of closed-end investment companies and exchange-traded funds ("ETFs"), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has "emerging market" or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund's Subadviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund's Subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's Subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its Subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund's Subadviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's Subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund's Subadviser believes they are fully priced or to take advantage of other investments the Fund's Subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's Subadviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       83

FUND SUMMARIES  AZL[R]SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2



The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* ETF AND INVESTMENT COMPANY RISK   Investing in an exchange-traded fund (ETF)
  or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
* LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
* INITIAL PUBLIC OFFERINGS RISK Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                     * Looking
                                                                                                                          primarily
                                                                                                                          for
                                                                                                                          regular
                                                                                                                          income
* Seeking long-term capital growth from foreign investments                                                             * Seeking to
                                                                                                                          avoid
                                                                                                                          market
                                                                                                                          risk and
                                                                                                                          volatility
* Willing to assume the greater risks of share price fluctuations and losses that are typical of an aggressive fund     * Seeking
  focusing on growth stock instruments                                                                                  safety of
                                                                                                                        principal
* Willing to assume the risks of investing in emerging foreign countries

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       84

FUND SUMMARIES  AZL[R]SCHRODER EMERGING MARKETS EQUITY FUND, CLASS 1 AND CLASS 2



Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table (Class 2 shares)

[BAR CHART GRAPHIC: 2007: 30.32%, 2008: -51.89%]




    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 14.02%
 Lowest (Q3, 2008)  -27.35%

AVERAGE ANNUAL TOTAL RETURNS

                                                                      ONE YEAR ENDED     SINCE
                                                           INCEPTION DECEMBER 31, 2008 INCEPTION
AZL Schroder Emerging Markets Equity Fund (Class 1 Shares) 5/6/2007       -51.82%       -28.46%
AZL Schroder Emerging Markets Equity Fund (Class 2 Shares) 5/1/2006       -51.89%       -14.28%
MSCI Emerging Markets Index                                               -53.18%       -11.63%

The Fund's performance is compared to the MSCI Emerging Markets Index, an unmanaged market capitalization weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Schroder Investment Management North America Inc. serves as the subadviser to the Fund.
The portfolio managers for the Fund, since inception, are: Allen Conway. Head of Emerging Market Equities; Robert Davt, Fund Manager, Equities; James Gotto Fund Manager, Equities; and Waj Hashmi, Fund Manager, Equities.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       85

FUND SUMMARIES             AZL[R] SMALL CAP STOCK INDEX FUND




AZL[R] SMALL CAP STOCK INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index[R].


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                           0.26%
 Distribution (12b-1) Fees[(1)]           0.25%
 Other Expenses                           0.26%
 Total Annual Fund Operating Expenses     0.77%
 Fee Waiver[(2)]                         -0.17%
 Net Annual Fund Operating Expenses[(2)]  0.60%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.58% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $61    $229    $411     $938
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Subadviser invests in a representative sample of stocks included in the S&P SmallCap 600 Index[R] and in futures whose performance is related to the index, rather than attempting to replicate the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The Subadviser selects the Fund's investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       86

FUND SUMMARIES             AZL[R] SMALL CAP STOCK INDEX FUND



S&P SmallCap 600 Index[R]. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index[R] is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P[R] adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

Small cap companies are generally new and often entrepreneurial companies. Small cap companies tend to grow faster than large cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and fail more often than larger companies.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's[R]," "S&P[R]," and "Standard &
Poor's SmallCap 600 Index[R]" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* INDEX FUND RISK The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                            * Seeking to avoid market fluctuations
* Seeking long term growth of capital from broad exposure to equities of       * Looking primarily for regular income
  smaller companies
* Willing to accept the risk associated with securities of smaller, less-      * More comfortable investing in larger, better
  established companies                                                          established companies


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       87

FUND SUMMARIES             AZL[R] SMALL CAP STOCK INDEX FUND




PERFORMANCE INFORMATION*

[Bar Chart Graphic - 2008: -30.94%]


*Prior to October 26, 2009, the Fund was subadvised by The Dreyfus Corporation.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2008) 0.23%
 Lowest (Q4, 2008)  - 25.21%

AVERAGE ANNUAL TOTAL RETURNS
                                           ONE YEAR ENDED     SINCE
                                INCEPTION DECEMBER 31, 2008 INCEPTION
 AZL Small Cap Stock Index Fund 5/1/2007       -30.94%       -22.70%
 S&P SmallCap 600 Index                        -31.07%       -22.93%

The Fund's performance is measured against the S&P SmallCap 600 Index, an unmanaged index which is representative of 600 domestic small capitalization stocks chosen for market size, liquidity and industry group representation. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. BlackRock Investment Management, LLC serves as the subadviser to the Fund.
The portfolio manager for the Fund, since October 26, 2009, is Debra L. Jelilian, Director.


For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       88

FUND SUMMARIESAZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND




AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                          0.85%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.16%
 Total Annual Fund Operating Expenses    1.26%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.26%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.35% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $128   $400    $692    $1,523
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index. These securities may be traded over the counter or listed on an exchange.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       89

FUND SUMMARIESAZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND



The Subadviser selects securities for the Fund's portfolio that it believes, based on a quantitative model, have strong earnings growth potential. The Fund's investment strategy is to invest in companies that receive high rankings from the Subadviser's proprietary quantitative model. The model seeks to identify attractive small cap growth securities based on such growth characteristics as superior earnings prospects, reasonable valuations, and other fundamental characteristics believed to have predictive value. The Subadviser will seek to maintain sector weightings that approximate those of the Russell 2000 Growth Index, the Fund's benchmark.

Generally, the Subadviser sells securities when a stock's ranking declines relative to its peers.

The Fund may invest in foreign securities listed on U.S. exchanges and in initial public offerings. The Fund may engage in frequent trading to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* INITIAL PUBLIC OFFERINGS RISK Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       90

FUND SUMMARIESAZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                               * Seeking to avoid market risk and volatility
* Seeking long-term growth of capital                                             * Unwilling to accept the greater risks
                                                                                    associated with small capitalization companies
* Willing to accept the risk of investing in smaller capitalization stocks for    * Investing for the short-term or investing
  the potential reward of greater capital                                           emergency reserves

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[Bar Chart Graphic - 2006: 11.31%, 2007: 6.07%, 2008: -43.35%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 14.34%
 Lowest (Q4, 2008)  -26.57%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       91

FUND SUMMARIESAZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND



AVERAGE ANNUAL TOTAL RETURNS

                                                         ONE YEAR ENDED     SINCE
                                              INCEPTION DECEMBER 31, 2008 INCEPTION
AZL Turner Quantitative Small Cap Growth Fund 4/29/2005      -43.35%       -7.49%
Russell 2000 Growth Index                                    -38.54%       -3.12%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Turner Investment Partners, Inc. serves as the subadviser to the Fund.
The portfolio managers for the Funds are: David Kovacs, CFA, Chief Investment Officer of Quantitative Strategies (since inception), and Jennifer C. Boden, [title] (since 2006).

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       92

FUND SUMMARIES      AZL[R] VAN KAMPEN EQUITY AND INCOME FUND




AZL[R] VAN KAMPEN EQUITY AND INCOME FUND

INVESTMENT OBJECTIVE
The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.75%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.13%
 Total Annual Fund Operating Expenses       1.13%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.13%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.70% on the first $100 million, 0.675% on the next $100 million, and 0.65% on assets over $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $115   $359    $622    $1,375
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       93

FUND SUMMARIES      AZL[R] VAN KAMPEN EQUITY AND INCOME FUND



The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Permitted Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       94

FUND SUMMARIES      AZL[R] VAN KAMPEN EQUITY AND INCOME FUND



* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
* INCOME RISK  Falling interest rates may cause the Fund's income to decline.
* CALL RISK If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                         THIS FUND MAY
                                                                                                                    NOT BE
                                                                                                                    APPROPRIATE FOR
                                                                                                                    SOMEONE:
* Seeking a high level of income                                                                                    * Seeking a
                                                                                                                      short-term
                                                                                                                      investment
* Seeking to grow your capital over the long-term                                                                   * Investing in
                                                                                                                      emergency
                                                                                                                      reserves
* Able to withstand volatility in the value of the shares of the Fund
* Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       95

FUND SUMMARIES      AZL[R] VAN KAMPEN EQUITY AND INCOME FUND



PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2005: 6.75%, 2006: 12.52%, 2007: 3.07%, 2008: -23.92%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 5.42%
 Lowest (Q4, 2008)  -13.29%
AVERAGE ANNUAL TOTAL RETURNS

                                                      ONE YEAR ENDED   THREE YEAR ENDED DECEMBER 31, 2008   SINCE
                                           INCEPTION DECEMBER 31, 2008                                    INCEPTION
AZL Van Kampen Equity and Income Fund      5/3/2004       -23.92%                    -4.09%                 0.59%
S&P 500 Index                                             -37.00%                    -8.36%                -2.56%
Barclays Capital U.S. Aggregate Bond Index                 5.24%                     5.51%                  5.00%

Based upon the recommendation of the Manager, the Fund has changed its comparative market index from the Russell 1000[R] Value Index to the S&P 500[R] Index and added the Barclays Capital U.S.
Aggregate Bond Index to provide a more appropriate market comparison. The Russell 1000[R] Value Index will be shown in the comparison of the Fund's performance during the first year following the change. However, after that, the Fund will compare its performance only to the S&P
500[R] Index while also showing the performance of the Barclays
Capital U.S. Aggregate Bond Index.

The Fund's performance is compared to the S&P 500[R] Index and the Barclays Capital U.S. Aggregate Bond Index. The S&P 500[R]
Index is a measure of the U.S. Stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Van Kampen Asset Management serves as the subadviser to the Fund.
The portfolio managers of the Fund, since inception, are: Thomas B. Bastian, Mary Jayne Maly, and Sanjay Verma, each a Managing Director, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       96

FUND SUMMARIES     AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND




AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide income and capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee                           0.90%
 Distribution (12b-1) Fees[(1)]           0.25%
 Other Expenses                           0.28%
 Total Annual Fund Operating Expenses     1.43%
 Fee Waiver[(2)]                         -0.07%
 Net Annual Fund Operating Expenses[(2)]  1.36%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.35% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $138   $446    $775    $1,707
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser's approach emphasizes a bottom-up driven stock selection with a global top-down allocation.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       97

FUND SUMMARIES     AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND



The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The global top-down asset allocation overlay overweighs and underweighs of each of the regions contained in the FTSE/EPRA/NAREIT Global Real Estate Index by focusing on key regional criteria, which include relative valuation, underlying real estate fundamentals, and demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund's assets , plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* NON-DIVERSIFICATION RISK Because the Fund is non-diversified, it invests in the securities of a limited number of issuers, making the value of the Fund's portfolio more vulnerable to a single adverse economic, political, or regulatory event.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       98

FUND SUMMARIES     AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                            THIS FUND MAY NOT BE
                                                                                                       APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long-term                                                            * Seeking safety of principal
* Willing to take on the increased risks of an investment concentrated in securities of companies that * Investing for the short-
  operate within the same industry                                                                       term or investing emergency
                                                                                                         reserves
* Able to withstand volatility in the value of their shares of the Fund                                * Looking primarily for
                                                                                                         regular income
* Wishing to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[Bar Chart Graphic - 2007: -8.68%, 2008: -45.83%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2007) 7.12%
 Lowest (Q4, 2008)  -30.62%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                       99

FUND SUMMARIES     AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND



AVERAGE ANNUAL TOTAL RETURNS
                                                     ONE YEAR ENDED     SINCE
                                          INCEPTION DECEMBER 31, 2008 INCEPTION
AZL Van Kampen Global Real Estate Fund    5/1/2006       -45.83%       -17.33%
FTSE EPRA/NAREIT Global Real Estate Index                -47.72%       -16.80%

The Fund's performance is compared to the Financial Times London Stock Exchange "FTSE" European Public Real Estate Association "EPRA"/ National Association of Real Estate Investment Trusts "NAREIT" Global Real Estate Index, an unmanaged index that is designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income producing real estate. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Van Kampen Asset Management serves as the subadviser to the Fund.
The portfolio managers of the Fund, since inception, are: Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      100

FUND SUMMARIES      AZL[R] VAN KAMPEN GROWTH AND INCOME FUND




AZL[R] VAN KAMPEN GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE
The Fund seeks income and long-term growth of capital.

FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.76%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.11%
 Total Annual Fund Operating Expenses       1.12%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.12%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.675% on the first $100 million of assets and 0.65% on assets over $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $114   $356    $617    $1,363
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P[R] or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      101

FUND SUMMARIES      AZL[R] VAN KAMPEN GROWTH AND INCOME FUND



improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* CREDIT RISK   The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
* INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      102

FUND SUMMARIES      AZL[R] VAN KAMPEN GROWTH AND INCOME FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                 * Pursuing an aggressive high growth investment
                                                                                      strategy
* Seeking income and growth of capital                                              * Seeking a stable share price
* Pursuing a balanced approach to investments in both growth and income producing   * Investing emergency reserves
  securities

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -14.71%, 2003: 27.46%, 2004: 13.82%, 2005: 9.24%,
                     2006: 15.90%, 2007: 2.64%, 2008: -32.86%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 15.92%
 Lowest (Q4, 2008)  -20.18%

 AVERAGE ANNUAL TOTAL RETURNS


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      103

FUND SUMMARIES      AZL[R] VAN KAMPEN GROWTH AND INCOME FUND





                                      INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 FIVE YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL Van Kampen Growth and Income Fund 5/1/2001              -32.86%                            -0.14%                    0.68%
Russell 1000 Value Index                                    -36.85%                            -0.79%                    0.12%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Van Kampen Asset Management serves as the subadviser to the Fund.
The portfolio managers of the Fund, since inception, are: Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.






    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      104

FUND SUMMARIES   AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND




AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.


FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.95%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.15%
 Total Annual Fund Operating Expenses       1.35%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.35%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.39% through April 30,2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $137   $428    $739    $1,624
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund's sub-subadvisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, both affiliates of the subadviser, seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The sub-subadvisers emphasize a bottom-up approach to investing



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      105

FUND SUMMARIES   AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND



that seeks to identify securities of issuers they believe are undervalued. The sub-subadvisers focus on developed markets, but they may invest in emerging markets.

The sub-subadvisers select issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the sub-subadvisers consider value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The sub-subadvisers conduct a thorough investigation of the issuer's balance sheet, cash flow and income statement and assess the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The sub-subadvisers generally consider selling a portfolio holding when they determine that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. Derivative instruments used by the Fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
* CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
* COUNTRY/REGIONAL RISK Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      106

FUND SUMMARIES   AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND




WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                        THIS FUND MAY NOT
                                                                                                                   BE APPROPRIATE
                                                                                                                   FOR SOMEONE:
* Seeking capital appreciation over the long-term                                                                  * Seeking safety
                                                                                                                     of principal
* Are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of foreign    * Investing for
  issuers, including in emerging market countries                                                                    the short-term
                                                                                                                     or investing
                                                                                                                     emergency
                                                                                                                     reserves
* Can withstand the volatility in the value of your shares in the Fund                                             * Looking
                                                                                                                     primarily for
                                                                                                                     regular income
* Investing for long-term goals, such as retirement

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2004: 12.21%, 2005: 11.64%, 2006: 21.25%, 2007: 9.82%,
                     2008: -28.56%]



*Prior to October 26, 2009, the Fund was subadvised by Van Kampen Asset Management and was known as the AZL Van Kampen Global Franchise Fund.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2004) 12.03%
 Lowest (Q4, 2008)  -13.07%


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      107

FUND SUMMARIES   AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS

                                        INCEPTION   ONE YEAR ENDED DECEMBER 31,     FIVE YEARS ENDED DECEMBER 31,
                                                               2008                             2008                SINCE INCEPTION
AZL Van Kampen International Equity     5/1/2003              -28.56%                           3.57%                    7.12%
Fund
MSCI EAFE Index (Net)                                         -43.38%                           1.66%                    7.24%

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Van Kampen Asset Management serves as the subadviser to the Fund.
The portfoilio managers for the Fund, since October 26, 2009, are William D. Lock, Walter B. Riddell and Peter J. Wright, each a Managing Director, and John
S. Goodacre and Christian Derold, each an Executive Director.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      108

FUND SUMMARIES         AZL[R] VAN KAMPEN MID CAP GROWTH FUND




AZL[R] VAN KAMPEN MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks capital growth.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's net annual operating expenses are reflected in the share price of the Fund. The Fund is offered exclusively as an investment option for variable contracts. The table below reflects only Fund expenses and does not reflect contract fees and expenses. Please refer to the contract prospectus for a description of those fees and expenses.

 Management Fee[(1)]                        0.80%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.10%
 Total Annual Fund Operating Expenses       1.15%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.15%

(1)As of the date of this prospectus, the Manager is voluntarily reducing the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time. If the voluntary management fee reduction were reflected in the table, the Total Annual Fund Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 1.30% through April 30, 2011. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any management fee waiver, but does reflect any applicable expense reimbursement arrangement for the first year. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $117   $365    $633    $1,398
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 00.0% of the average value of its portfolio.


INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund's sub-subadvisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, both affiliates of the subadviser, seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The sub-subadvisers emphasize a bottom-up approach to investing



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      109

FUND SUMMARIES         AZL[R] VAN KAMPEN MID CAP GROWTH FUND



that seeks to identify securities of issuers they believe are undervalued. The sub-subadvisers focus on developed markets, but they may invest in emerging markets.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell Midcap Growth Index. At February 28, 2009, the median market cap of the Russell Midcap Growth Index was $2.2 billion. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts.

The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
* MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
* ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
* SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
* GROWTH STOCKS RISK Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
* CAPITALIZATION RISK Investing in small to midsized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
* FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
* EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
* CONVERTIBLE SECURITIES RISK The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      110

FUND SUMMARIES         AZL[R] VAN KAMPEN MID CAP GROWTH FUND



* REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
* DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
* CURRENCY RISK   Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long-term                                                               * Seeking safety of
                                                                                                            principal
* Not seeking current income from their investment                                                        * Investing for the
                                                                                                            short-term or investing
                                                                                                            emergency reserves
* Able to withstand substantial volatility in the value of their shares of the Fund                       * Looking primarily for
                                                                                                            regular income
* Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities

PERFORMANCE INFORMATION*

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -24.25%, 2003: 28,43%, 2004: 21.23%, 2005: 17.54%,
                     2006: 9.21%, 2007: 22.19%, 2008: -48.52%]




    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      111

FUND SUMMARIES         AZL[R] VAN KAMPEN MID CAP GROWTH FUND



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 13.46%
 Lowest (Q4, 2008)  -28.50%

AVERAGE ANNUAL TOTAL RETURNS

                                   INCEPTION ONE YEAR ENDED DECEMBER 31, 2008 FIVE YEARS ENDED DECEMBER 31, 2008 SINCE INCEPTION
AZL Van Kampen Mid Cap Growth Fund 5/1/2001              -48.52%                            -0.43%                   -1.15%
Russell MidCap Growth Index                              -44.32%                            -2.33%                   -2.23%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


MANAGEMENT
Allianz Investment Management LLC serves as the investment adviser to the Fund. Van Kampen Asset Management serves as the subadviser to the Fund.
The portfolio managers for the Fund, since [date] are: Dennis Lynch, David Cohen, and Sam Chainani, Managing Directors, and Alexander Norton, Jason Yeung, and Armistead Nash Executive Directors.

For important information about financial intermediary compensation, please turn to the section "Financial Intermediary Compensation" at page XX in this prospectus.







    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      112

FUND SUMMARIES                                  FINANCIAL INTERMEDIARY FUND




FINANCIAL INTERMEDIARY COMPENSATION
Shares of the Funds are sold exclusively to certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      113

MORE ABOUT THE FUNDS                                               OVERVIEW



MORE ABOUT THE FUNDS

OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") consists of 31 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.

This prospectus provides information about 31 mutual funds (the "Funds") that are series of the Allianz Variable Insurance Products Trust (the "Trust"). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through the Contracts.

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in both affiliated and unaffiliated unregistered investment pools.

The Fund summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Funds' statement of additional information ("SAI").

Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the summaries above is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in the related Contract prospectus.

Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      114

MORE ABOUT THE FUNDS                                               OVERVIEW



Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following Funds have names that suggest a focus on a particular type of investment:
   AZL AIM International Equity Fund
   AZL Columbia Mid Cap Value Fund
   AZL Columbia Small Cap Value Fund
   AZL Dreyfus Equity Growth Fund
   AZL Eaton Vance Large Cap Value Fund
   AZL Enhanced Bond Index
   AZL Franklin Small Cap Value Fund
   AZL JPMorgan U.S. Equity Fund
   AZL Mid Cap Index Fund
   AZL Schroder Emerging Markets Equity Fund
   AZL Small Cap Stock Index Fund
   AZL Turner Quantitative Small Cap Growth Fund
   AZL Van Kampen Global Real Estate Fund
   AZL Van Kampen International Equity Fund
   AZL Van Kampen Mid Cap Growth Fund

In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

THE INVESTMENT OBJECTIVE OF EACH FUND, EXCEPT THE AZL MONEY MARKET FUND, MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER APPROVAL.

The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL Columbia Small Cap Value Fund, AZL Davis NY Venture Fund, AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, and AZL Schroder Emerging Markets Equity Fund (the "Multi-Class Funds"). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee (see "Distribution (12b-1) Fees" in the "Shareholder Information" section of this prospectus), while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option only for certain variable annuity contracts or variable life insurance policies. Currently, only Class 2 shares of the AZL Columbia Small Cap Value Fund, AZL Davis NY Venture Fund, and AZL JPMorgan U.S. Equity Fund are available; Class 1 Shares of these Funds are not offered.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      115

MORE ABOUT THE FUNDS                                               OVERVIEW




FUND           SUBADVISER
AZL AIM        Invesco Advisers, Inc.
International
Equity Fund
AZL BlackRock  BlackRock Capital Management, Inc. (affiliated with BlackRock Financial Management, Inc., BlackRock Institutional
Capital        Management Corporation, and BlackRock Investment Management, LLC)
Appreciation
Fund
AZL Columbia   RiverSource Investments, LLC
Mid Cap Value
Fund
AZL Columbia   RiverSource Investments, LLC
Small Cap
Value Fund
AZL Davis NY   Davis Selected Advisers, L.P.
Venture Fund
AZL Dreyfus    The Dreyfus Corporation (affilated with the Custodian)
Equity Growth
Fund
AZL Eaton      Eaton Vance Management
Vance Large
Cap Value Fund
AZL Enhanced   BlackRock Financial Management, Inc. (affiliated with BlackRock Capital Management, Inc., BlackRock Institutional
Bond Index     Management Corporation and BlackRock Investment Management, LLC)
Fund
AZL Franklin   Franklin Advisory Services, LLC (affiliated with, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and
Small Cap      Templeton Global Advisors Limited)
Value Fund
AZL Franklin   Franklin Mutual Advisers, LLC (Mutual Shares)/ Templeton Global Advisors Limited (Templeton Growth)/ Franklin
Templeton      Advisers, Inc. (Franklin Income Securities and Templeton Global Bond) (affiliated with Franklin Advisory Services,
Founding       LLC)
Strategy Plus
Fund
AZL Gateway    Gateway Investment Advisers, LLC
Fund
AZL            BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
International  Management, Inc., and BlackRock Institutional Management Corporation)
Index Fund
AZL JPMorgan   J.P. Morgan Investment Management Inc.
U.S. Equity
Fund
AZL MFS        Massachusetts Financial Services Company
Investors
Trust Fund
AZL Mid Cap    BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
Index Fund     Management, Inc., and BlackRock Institutional Management Corporation)
AZL Money      BlackRock Institutional Management Corporation (affiliated with BlackRock Capital Management, Inc., BlackRock
Market Fund    Financial Management, Inc., and BlackRock Investment Management, LLC )
AZL NACM       Nicholas-Applegate Capital Management LLC (affiliated with the Manager, Oppenheimer Capital LLC, and NFJ Investment
International  Group LLC)
Growth Fund
AZL NFJ        NFJ Investment Group LLC (affiliated with the Manager, Nicholas-Applegate Capital Management LLC, and Oppenheimer
International  Capital LLC)
Value Fund
AZL OCC Growth Oppenheimer Capital LLC (affiliated with the Manager, Nicholas-Applegate Capital Management LLC, and NFJ Investment
Fund           Group LLC)
AZL OCC        Oppenheimer Capital LLC (affiliated with the Manager, Nicholas-Applegate Capital Management LLC, and NFJ Investment
Opportunity    Group LLC)
Fund
AZL Russell    BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
1000 Growth    Management, Inc., and BlackRock Institutional Management Corporation)
Index Fund
AZL Russell    BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
1000 Value     Management, Inc., and BlackRock Institutional Management Corporation)
Index Fund
AZL S&P 500    BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
Index Fund     Management, Inc., and BlackRock Institutional Management Corporation)
AZL Schroder   Schroder Investment Management North America Inc.
Emerging
Markets Equity
Fund
AZL Small Cap  BlackRock Investment Management, LLC (affiliated with BlackRock Capital Management, Inc., BlackRock Financial
Stock Index    Management, Inc., and BlackRock Institutional Management Corporation)
Fund
AZL Turner     Turner Investment Partners, Inc.
Quantitative
Small Cap
Growth Fund
AZL Van Kampen Van Kampen Asset Management
Equity and
Income Fund
AZL Van Kampen Van Kampen Asset Management
Global Real
Estate Fund
AZL Van Kampen Van Kampen Asset Management
Growth and
Income Fund
AZL Van Kampen Van Kampen Asset Management
International
Equity Fund
AZL Van Kampen Van Kampen Asset Management
Mid Cap Growth
Fund

DATE              CURRENT FUND NAME (SUBADVISER)             PREVIOUS FUND NAME (SUBADVISER)
September 1, 2009 AZL Dreyfus Equity Growth Fund             AZL Dreyfus Equity Growth Fund
                  (The Dreyfus Corporation)                  (Founders Asset Management LLC)
October 26, 2009  AZL Eaton Vance Large Cap Value Fund       AZL Van Kampen Comstock Fund
                  (Eaton Vance Management)                   (Van Kampen Asset Management)
October 26, 2009  AZL MFS Investors Trust Fund               AZL Jennison 20/20 Focus Fund
                  (Massachusetts Financial Services Company) (Jennison Associates LLC)
October 26, 2009  AZL S&P 500 Index Fund                     AZL S&P 500 Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Small Cap Stock Index Fund             AZL Small Cap Stock Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Van Kampen International Equity Fund   AZL Van Kampen Global Franchise Fund
                  (Van Kampen Asset Management)              (Van Kampen Asset Management)
March 31, 2010    AZL Columbia Mid Cap Value Fund            AZL Columbia Mid Cap Value Fund
                  AZL Columbia Small Cap Value Fund          AZL Columbia Small Cap Value Fund
                  (RiverSource Investments, LLC)             (Columbia Management Advisors, LLC)


  At a Special Meeting of Shareholders held on October 21, 2009, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Under the Plan, effective October 26, 2009, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities. As a result of the Reorganizations, the Acquired Funds are no longer available.

Acquired Funds                                 Acquiring Funds
AZL BlackRock Growth Fund                      AZL BlackRock Capital Appreciation Fund
AZL Columbia Technology Fund                   AZL BlackRock Capital Appreciation Fund
AZL First Trust Target Double Play Fund        AZL S&P 500 Index Fund
AZL JPMorgan Large Cap Equity Fund             AZL JPMorgan U.S. Equity Fund
AZL NACM International Fund                    AZL International Index Fund
AZL Oppenheimer Global Fund                    AZL Van Kampen International Equity Fund (formerly AZL Van Kampen Global Franchise
                                               Fund)
AZL Oppenheimer International Growth Fund      AZL AIM International Equity Fund
AZL PIMCO Fundamental IndexPLUS Total Return   AZL S&P 500 Index Fund
Fund
AZL Schroder International Small Cap Fund      AZL International Index Fund
AZL TargetPLUS Balanced Fund                   AZL Balanced Index Strategy Fund (1)
AZL TargetPLUS Equity Fund                     AZL S&P 500 Index Fund
AZL TargetPLUS Growth Fund                     AZL Growth Index Strategy Fund (1)
AZL TargetPLUS Moderate Fund                   AZL Growth Index Strategy Fund (1)

 (1) The AZL Balanced Index Strategy Fund and the AZL Growth Index Strategy Fund are series of the Allianz Variable Insurance Products Fund of Funds Trust and are offered by the prospectus for that Trust.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      116

MORE ABOUT THE FUNDS                                               OVERVIEW



INFORMATION ABOUT THE FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND STRATEGIES The following briefly describes the investment goals and strategies of the strategies. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

MUTUAL SHARES STRATEGY
The investment objective of the Mutual Shares Strategy is capital appreciation, which may occasionally be short-term, with income as a secondary goal. The strategy invests primarily in equity securities, including securities convertible into, or that the strategy's subadviser expects to be exchanged for, common or preferred stock, of U.S. and foreign companies that the subadviser believes are available at market prices less than their "intrinsic value," which is the subadviser's estimate of their value based on certain recognized or objective criteria. Following this value oriented investment approach, the Mutual Shares Strategy invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. "Risk arbitrage securities" are securities of companies involved in restructurings, such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers. The Mutual Shares Strategy invests primarily in companies with market capitalizations greater than $5 billion, although the strategy is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. The strategy may invest up to 35% of its assets in foreign securities. The strategy may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts and currency futures contracts (including currency index futures contracts) when, in the subadviser's opinion, it would be advantageous to the Fund to do so.

TEMPLETON GROWTH STRATEGY
The investment objective of the Templeton Growth Strategy is long-term capital growth. Under normal market conditions, the strategy invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Additionally, depending upon current market conditions, the strategy may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. The strategy may also use investments in derivatives as a means to seek to protect its assets, implement a cash or tax management strategy, or enhance its returns. In selecting equity investments, the strategy's subadviser applies a "bottom up," value oriented, long-term approach, focusing on the market price of a company's securities relative to the portfolio manager's evaluation of the company's long-term earnings, asset value, and cash flow potential. The subadviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

FRANKLIN INCOME STRATEGY
The investment objective of the Franklin Income Strategy is to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the strategy invests in a diversified portfolio of debt and equity securities. The strategy seeks income by selecting investments such as corporate, foreign, and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the strategy maintains the flexibility to invest in common stocks of companies from a variety of industries, such as utilities, financials, energy, healthcare and telecommunications. The strategy's subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. The strategy may invest without limit in securities rated below investment grade and may invest up to 25% of its assets in foreign securities.

TEMPLETON GLOBAL BOND STRATEGY
The investment objective of the Templeton Global Bond Strategy is current income with capital appreciation and growth of income. The strategy invests at least 80% of its net assets in debt securities of any maturity, such as bonds, notes, bills, and debentures. In addition, the strategy's assets will be invested in issuers located in at least three countries, including the U.S. The strategy predominantly invests in bonds issued by companies, government, and government agencies located anywhere in the word. The strategy may also invest a significant portion of its assets in emerging markets. Although the strategy may buy bonds rated in any category, it focuses on investment grade bonds. These are issues rated in the top four rating categories by independent rating agencies, such as S&P or Moody's, or, if unrated, determined by the fund's subadviser to be comparable. The strategy may invest up to 25% of its total assets in bonds that are rated below investment grade. For purposes of pursuing its investment objective, the strategy may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts,



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      117

MORE ABOUT THE FUNDS                                               OVERVIEW



currency swaps, and cross currency swaps. The strategy may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps.







    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      118

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




INVESTMENT RISKS
The following are general risks of investing in the Funds:


CALL RISK
* AZL       If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their
  Enhanced  securities before their maturity dates. In this event, the proceeds from the called securities would most likely be
  Bond      reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the
  Index     Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
  Fund
* AZL Van
  Kampen
  Equity
  and
  Income
  Fund

CAPITALIZATION RISK
* AZL BlackRock  To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have
  Capital        capitalization risk. These companies may present additional risk because they have less predictable earnings or no
  Appreciation   earnings, more volatile share prices and less liquid securities than large capitalization companies. These
  Fund           securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer
* AZL Columbia   more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend
  Mid Cap Value  to trade less frequently than those of larger, more established companies, which can adversely affect the price of
  Fund           smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate.
* AZL Columbia   These companies may have limited product lines, markets, or financial resources, or may depend on a limited
  Small Cap      management group. The value of some of the Fund's investments will rise and fall based on investor perception
  Value Fund     rather than economic factors.
* AZL Franklin
  Small Cap
  Value Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL Mid Cap
  Index Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Small Cap
  Stock Index
  Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund


CONVERTIBLE SECURITIES RISK
* AZL AIM        The values of the convertible securities in which the Fund may invest also will be affected by market interest
  International  rates, the risk that the issuer may default on interest or principal payments and the value of the underlying
  Equity Fund    common stock into which these securities may be converted. Specifically, since these types of convertible
* AZL BlackRock  securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if
  Capital        market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible
  Appreciation   securities at a time and at a price that is unfavorable to the Fund.
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      119

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





CORRELATION RISK
* AZL      The effectiveness of the Fund's index option-based risk management strategy may be reduced if the Fund's equity portfolio
  Gateway  does not correlate to the index underlying its option positions.
  Fund

COUNTRY/ REGIONAL RISK
* AZL Van Kampen Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a
  International  region's securities markets. Because the Fund may invest a large portion of its assets in securities of companies
  Equity Fund    located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

CREDIT RISK
* AZL BlackRock  Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely
  Capital        manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could
  Appreciation   lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security
  Fund           and the Fund's shares.
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL Enhanced
  Bond Index
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Money      Although credit risk is low because the Fund invests only in high quality obligations, if an issuer fails to pay
  Market Fund    interest or repay principal, the value of the Fund's assets could decline.

CURRENCY RISK
* AZL AIM        Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk
  International  that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that
  Equity Fund    the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries
* AZL Davis NY   may fluctuate significantly over short periods of time for a number of reasons, including changes in interest
  Venture Fund   rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational
* AZL Dreyfus    authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political
  Equity Growth  developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency
  Fund           fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL
  International
  Index Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Van Kampen
Mid Cap Growth
Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      120

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





DERIVATIVES RISK
* AZL BlackRock  The Funds listed may invest in derivatives. A derivative is a financial contract whose value depends on, or is
  Capital        derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a
  Appreciation   substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure
  Fund           to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case
* AZL Dreyfus    their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly
  Equity Growth  greater than, the risks associated with investing directly in securities and other traditional investments.
  Fund           Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit
* AZL Eaton      risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that
  Vance Large    changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may
  Cap Value Fund result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may
* AZL Enhanced   not be available in all circumstances. The counterparty to a derivatives contract could default. As required by
  Bond Index     applicable law, any Fund that invests derivatives segregates cash or liquid securities, or both, to the extent that
  Fund           its obligations under the instrument (for example, forward contracts and futures that are required to "cash
* AZL Franklin   settle") are not covered through ownership of the underlying security, financial instrument, or currency. For more
  Templeton      information, see "Additional Information on Portfolio Instruments and Investment Policies - Derivative Instruments"
  Founding       in the Funds' Statement of Additional Information.
  Strategy Plus
  Fund
* AZL
  International
  Index Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL MFS
  Investors
  Trust Fund
* AZL Mid Cap
  Index Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Russell
  1000 Growth
  Index Fund
* AZL Russell
  1000 Value
  Index Fund
* AZL S&P 500
  Index Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Small Cap
  Stock Index
  Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund

DIVIDEND RISK
* AZL      There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if
  Dreyfus  declared, they will either remain at current levels or increase over time.
  Equity
  Growth
  Fund
* AZL
  Eaton
  Vance
  Large
  Cap
  Value
  Fund

EMERGING MARKETS RISK
* AZL AIM        In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than
  International  investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges
  Equity Fund    which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile
* AZL Davis NY   than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so
  Venture Fund   that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also
* AZL Eaton      have less developed legal and accounting systems and investments may be subject to greater risks of government
  Vance Large    restrictions, nationalization, or confiscation.
  Cap Value Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      121

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





* AZL       Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal
  Schroder  and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the
  Emerging  sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few
  Markets   industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present
  Equity    greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments
  Fund      may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

ETF AND INVESTMENT COMPANY RISK
* AZL       The Fund may invest in ETFs or shares of open-end or closed-end investment companies, including single country funds.
  JPMorgan  Investing in another investment company exposes the Fund to all the risks of that investment company and, in general,
  U.S.      subjects it to a pro rata portion of the other investment company's fees and expenses.
  Equity
  Fund
* AZL
  Schroder
  Emerging
  Markets
  Equity
  Fund

EXTENSION RISK
* AZL       When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated,
  Enhanced  cause the value of the securities to fall.
  Bond
  Index
  Fund

FOCUSED INVESTMENT RISK
* AZL NFJ        Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a
  International  relatively small number of issuers may have more risk because changes in the value of a single security or the
  Value Fund     impact of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset
* AZL OCC Growth value. Some of those issuers also may present substantial credit or other risks. The Fund may from time to time
  Fund           have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      122

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




FOREIGN RISK
* AZL AIM        Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with
  International  owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency
  Equity Fund    values as well as adverse political, social and economic developments affecting a foreign country, including the
* AZL Columbia   risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less
  Mid Cap Value  publicly available information, and more volatile or less liquid securities markets. Investments in foreign
  Fund           countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment
* AZL Columbia   proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual
  Small Cap      obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including
  Value Fund     extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices.
* AZL Davis NY   Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to
  Venture Fund   fluctuate more than if it held only U.S. securities.
* AZL Dreyfus
  Equity Growth
  Fund
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL Enhanced
  Bond Index
  Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Gateway
  Fund
* AZL
  International
  Index Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL MFS
  Investors
  Trust Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund
* AZL Money      The Fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in
  Market Fund    addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

GROWTH STOCKS RISK
* AZL AIM        The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the
  International  stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of
  Equity Fund    economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or
* AZL BlackRock  no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing
  Capital        emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory
  Appreciation   and economic factors affecting those sectors.
  Fund
* AZL Dreyfus
  Equity Growth
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Russell
  1000 Growth
  Index Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      123

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




HEADLINE RISK
* AZL      The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a
  Davis NY company becomes the center of controversy after receiving adverse media attention. The company may be involved in
  Venture  litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may
  Fund     disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the
           Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.

INCOME RISK
* AZL Franklin    Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is
  Templeton       generally higher for short-term bonds.
  Founding
  Strategy Plus
  Fund
* AZL Money
  Market Fund
* AZL Van Kampen
  Equity and
  Income Fund

INDEX FUND RISK
* AZL Enhanced   The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or
  Bond Index     reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of
  Fund           the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets,
* AZL            selection of certain securities for the portfolio to represent the index, changes in the composition of the index,
  International  and the timing of purchases and redemptions of Fund shares.
  Index Fund
* AZL Mid Cap
  Index Fund
* AZL Russell
  1000 Growth
  Index Fund
* AZL Russell
  1000 Value
  Index Fund
* AZL S&P 500
  Index Fund
* AZL Small Cap
  Stock Index
  Fund

INDUSTRY SECTOR RISK
* AZL OCC      The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies
  Opportunity  having investments in technology. The technology sector historically has had greater stock price fluctuation as
  Fund         compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      124

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





* AZL Davis NY   At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the
  Venture Fund   financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of
* AZL Franklin   adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services
  Small Cap      companies are subject to extensive government regulation, which may affect their profitability in many ways,
  Value Fund     including by limiting the amount and types of loans and other commitments they can make, and the interest rates and
* AZL Van Kampen fees they can charge. A financial services company's profitability, and therefore its stock price is especially
Equity and       sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans.
Income Fund      Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
* AZL Columbia   At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of
  Small Cap      issuers in a particular industry are subject to changes in economic conditions, government regulations,
  Value Fund     availability of basic resources or supplies, or other events that affect that industry more than others. To the
* AZL Dreyfus    extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate
  Equity Growth  in response to events affecting that industry.
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Money      Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the
  Market Fund    risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

INITIAL PUBLIC OFFERINGS RISK
* AZL OCC       The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded
  Opportunity   publicly until the time of their offerings. There may be only a limited number of shares available for trading, the
  Fund          market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors
* AZL Schroder  may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it
  Emerging      more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing
  Markets       prices. In addition, some companies initially offering their shares publicly are involved in relatively new
  Equity Fund   industries or lines of business, which may not be widely understood by investors. Some of the companies involved in
* AZL Turner    new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-
  Quantitative  term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.
  Small Cap
  Growth Fund

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      125

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




INTEREST RATE RISK
* AZL AIM        Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest
  International  rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its
  Equity Fund    maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
* AZL BlackRock
  Capital
  Appreciation
  Fund
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Money      This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected
  Market Fund    rate of inflation, will affect the value of the Fund's investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the Fund's investments to decline.
* AZL Enhanced   As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease.
  Bond Index     Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more
  Fund           volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real
* AZL Franklin   interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected
  Templeton      Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as
  Founding       when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience
  Strategy Plus  greater losses than other fixed income securities with similar durations.
  Fund

ISSUER RISK
        The value of a security may decline for a number of reasons that directly relate to the issuer, such as management
* All   performance, financial leverage, and reduced demand for the issuer's products or services.
  of
  the
  Funds

LEVERAGING RISK
* AZL BlackRock  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse
  Capital        repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward
  Appreciation   commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the
  Fund           Fund will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The
* AZL Eaton      use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to
  Vance Large    satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may
  Cap Value Fund exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
* AZL MFS
  Investors
  Trust Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      126

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




LIQUIDITY RISK
* AZL Eaton      Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid
  Vance Large    securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an
  Cap Value Fund advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that
* AZL Enhanced   limit their resale to other investors or may require registration under applicable securities laws before they may
  Bond Index     be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign
  Fund           securities, derivatives, companies with small market capitalization or securities with substantial market and/or
* AZL Franklin   credit risk tend to have the greatest exposure to liquidity risk.
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL MFS
  Investors
  Trust Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Money      The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities
  Market Fund    could make it difficult for the Fund to dispose of them if the issuer defaults.

MARKET RISK
* All   The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may
  of    decline in value due to factors affecting securities markets generally or particular industries represented in the
  the   securities markets. The value of a security may decline due to general market conditions that are not specifically related
  Funds to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      127

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* AZL       The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain
  Enhanced  additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related
  Bond      securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates,
  Index     a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In
  Fund      addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline,
* AZL Van   borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will
  Kampen    have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed
  Equity    securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after
  and       the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages
  Income    held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund
  Fund      as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime"
            mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

NON-DIVERSIFICATION RISK
* AZL Van The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by
  Kampen  the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large
  Global  portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political
  Real    or regulatory event affecting those issuers or their securities than shares of a diversified fund.
  Estate
  Fund



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      128

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





OPTIONS RISK
* AZL      The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying
  Gateway  index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an
  Fund     increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired.
           From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

PORTFOLIO TURNOVER
* AZL Dreyfus    The Fund may actively and frequently trade its portfolio securities or may turn over a significant portion of its
  Equity Growth  portfolio securities in a single year. High portfolio turnover (100% or more) results in higher transaction costs
  Fund           and can adversely affect the Fund's performance.
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL MFS
  Investors
  Trust Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund

REAL ESTATE INVESTMENTS RISK
* AZL       The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and
  Columbia  property management which can be affected by many factors, including national and regional economic conditions.
  Mid Cap
  Value
  Fund
* AZL Eaton
  Vance
  Large Cap
  Value
  Fund
* AZL
  Gateway
  Fund
* AZL
  JPMorgan
  U.S.
  Equity
  Fund
* AZL OCC
  Growth
  Fund
* AZL
  Russell
  1000
  Growth
  Index
  Fund
* AZL
  Russell
  1000
  Value
  Index
  Fund
* AZL S&P
  500 Index
  Fund
* AZL Van
  Kampen
  Equity
  and
  Income
  Fund
* AZL Van
  Kampen
  Growth
  and
  Income
  Fund
* AZL Van
  Kampen
  Mid Cap
  Growth
  Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      129

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





* AZL   Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate
Van     industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical
Kampen  business, highly sensitive to general and local economic developments and characterized by intense competition and periodic
Global  overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or
Real    changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may
Estate  also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash
Fund    flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities.
        Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

SECURITY QUALITY RISK (ALSO KNOWN AS "HIGH YIELD RISK")
* AZL Eaton   The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality
   Vance      (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do not
   Large Cap  invest in such securities. These securities are considered predominately speculative with respect to the issuer's
   Value Fund continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates
* AZL         could adversely affect the market for these securities and reduce the Fund's ability to sell these securities
   Franklin   (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund
   Templeton  may lose the value of its entire investment.
   Founding
   Strategy
   Plus Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      130

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




SELECTION RISK (ALSO KNOWN AS "MANAGEMENT RISK")
* AZL AIM        The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the
  International  Fund's assets. The investment approach of some Funds emphasizes buying and holding securities, even through adverse
  Equity Fund    markets, while the investment approach of other Funds emphasizes frequent trading in order to take advantage of
* AZL BlackRock  short-term market movements. However, there can be no guarantee they will produce the desired results and poor
  Capital        security selection may cause the Fund to underperform its benchmark index or other funds with similar investment
  Appreciation   objectives.
  Fund
* AZL Columbia
  Mid Cap Value
  Fund
* AZL Columbia
  Small Cap
  Value Fund
* AZL Davis NY
  Venture Fund
* AZL Dreyfus
  Equity Growth
  Fund
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Gateway
  Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL MFS
  Investors
  Trust Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund

SPECIAL SITUATIONS RISK
* AZL        Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the
  Franklin   Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual
  Templeton  events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which
  Founding   could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the
  Strategy   expected gains or could incur a loss for the portfolio.
  Plus Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      131

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




VALUE STOCKS RISK
                 The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved
* AZL Columbia   valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors
  Mid Cap Value  compared to other categories of stocks or because the valuations of these stocks do not improve in response to
  Fund           changing market or economic conditions.
* AZL Columbia
  Small Cap
  Value Fund
* AZL Davis NY
  Venture Fund
* AZL Eaton
  Vance Large
  Cap Value Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL NFJ
  International
  Value Fund
* AZL Russell
  1000 Value
  Index Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  International
  Equity Fund



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      132

FUND MANAGEMENT




FUND MANAGEMENT



THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the Subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2009, and will be available in the Funds' Semi-Annual Reports for the six-month period ended June 30, 2010.



The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. The Manager's other clients are the Allianz Variable Insurance Products Fund of Funds Trust and two unregistered investment pools. As of December 31, 2009, the Manager had aggregate assets under management of $5.8 billion. The Manager monitors and reviews the activities of each of the Subadvisers.

Jeffrey W. Kletti is the president of the Trust and ultimately responsibility for evaluating and selecting subadvisers for the Trust. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.


The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


THE SUBADVISERS OF THE FUNDS

SUBADVISER                                                                                                             FUND(S)
BLACKROCK CAPITAL MANAGEMENT, INC. ("BLACKROCK CAPITAL") was organized in 1994 to perform advisory services for        AZL BlackRock
investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Capital is Capital
a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment  Appreciation management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment Fund company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC
Financial Services Group, Inc.
BLACKROCK FINANCIAL MANAGEMENT, INC. ("BLACKROCK FINANCIAL") has its principal offices at 800 Scudders Mill Road,      AZL Enhanced
Plainsboro, NJ 08536. BlackRock Financial is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the        Bond Index
largest publicly traded investment management firms in the United States having, together with its affiliates,         Fund
approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008.
BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      133

FUND MANAGEMENT






BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION ("BLACKROCK INSTITUTIONAL") was organized in 1977 to perform advisory  AZL Money
services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809.        Market Fund
BlackRock Institutional is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008.  BlackRock, Inc. is an affiliate of
The PNC Financial Services Group, Inc.
BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK INVESTMENT") has its principal offices at 800 Scudders Mill Road,    AZL
Plainsboro, NJ 08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the      International
largest publicly traded investment management firms in the United States having, together with its affiliates,        Index Fund
approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008.         AZL Mid Cap
BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.                                             Index Fund
                                                                                                                      AZL S&P 500
                                                                                                                      Index Fund
                                                                                                                      AZL Small Cap
                                                                                                                      Index Fund
                                                                                                                      AZL Russell
                                                                                                                      1000 Growth
                                                                                                                      Index Fund
                                                                                                                      AZL Russell
                                                                                                                      1000 Value
                                                                                                                      Index Fund
DAVIS SELECTED ADVISERS, L.P. ("DAVIS") is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis  AZL Davis NY
is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no     Venture Fund
business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis's principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2008, Davis managed over $60 billion in assets.
THE DREYFUS CORPORATION ("DREYFUS") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus       AZL Dreyfus
manages approximately $346 billion in 195 mutual fund portfolios as of February 28, 2009. Dreyfus is the primary      Equity Growth
mutual fund business of The Bank of New York Mellon Corporation, a leading global provider of investment management   Fund
products and services that offers a broad range of equity, fixed-income, hedge and liquidity management products through individual asset management companies and multiple distribution channels. The Bank of New York Mellon
Corporation is a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon has more than $20.2 trillion in assets under custody or administration and $928 billion in  under management.
EATON VANCE MANAGEMENT ("EATON VANCE") is located at Two International Place, Boston, MA 02110. Eaton Vance has been  AZL Eaton managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates manage approximately  Vance Large
$143.7 billion on behalf of mutual funds, institutional clients and individuals, as of July 31, 2009.                 Cap Value Fund
FRANKLIN ADVISERS, INC. ("ADVISORS") is located at One Franklin Parkway, San Mateo, CA 94403-1906. Together, Advisors AZL Franklin
and its affiliates manage over $643 billion in assets.                                                                Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund (Franklin
                                                                                                                      Income
                                                                                                                      Strategy and
                                                                                                                      Templeton
                                                                                                                      Global Bond
                                                                                                                      Strategy)



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                         - April 30, 2010
                                      134

FUND MANAGEMENT





FRANKLIN ADVISORY SERVICES, LLC ("FRANKLIN") is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, AZL Franklin
is the Fund's investment Subadviser, and was founded in 1947. Together, as of January 31, 2009, Franklin and its      Small Cap
affiliates had over $401 billion in assets under management.                                                          Value Fund
FRANKLIN MUTUAL ADVISERS, LLC ("FRANKLIN MUTUAL") is located at 101 John F. Kennedy  Parkway, Short Hills, NJ 07078.  AZL Franklin
Together, Franklin Mutual and its affiliates manage over $600 billion in assets.                                      Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund (Mutual
                                                                                                                      Shares
                                                                                                                      Strategy)
GATEWAY INVESTMENT ADVISERS, LLC ("GATEWAY") is located at Rookwood Tower, Suite 600, 3805 Road, Cincinnati, OH       AZL Gateway
45209, serves as the subadvisor of the Fund.  Gateway is a subsidiary of Natixis US.  Gateway had over $7 billion in  Fund assets under management at December 31, 2008.
INVESCO ADVISERS, INC. ("INVESCO") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Invesco Aim AZL AIM
has acted as an investment advisor since its organization in 1976 and advises together with its affiliates, over 225  International
investment portfolios. Assets under management by Invesco Aim and its affiliate as of December 31, 2008 were          Equity Fund
approximately $134 billion. It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim,
Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers,
Inc. The combined entity will serve as the fund's investment adviser.  Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.
J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management         AZL JPMorgan
Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located   U.S. Equity
at 570 Washington Boulevard, 6[th] Floor, Jersey City, NJ 07310. At December 31, 2008, JPMIM and its affiliates had   Fund
$1.1 trillion in assets under management.
MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") is located at 500 Boylston Street, Boston, Massachusetts. MFS is     AZL MFS
America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management   Investors
dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Trust Fund
Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority owned subsidiary of
Sun Life Financial Services, Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $134 billion as of December 31, 2008.
NFJ INVESTMENT GROUP LLC ("NFJ") is a Delaware limited liability company and is a registered investment adviser under AZL NFJ
the Advisers Act.  Its principal place of business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. As of         International
December 31, 2008, NFJ had aggregate assets under management of $26.4 billion. NFJ is affiliated with the Manager.    Value Fund


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      135

FUND MANAGEMENT





NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM"), organized under the laws of Delaware, is located at 600 West      AZL NACM
Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and as of December 31, 2008 managed       International
approximately $7.9 billion in discretionary assets for numerous clients, including employee benefit plans,            Growth Fund
corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.
OPPENHEIMER CAPITAL LLC ("OPPENHEIMER CAPITAL") is a Delaware limited liability company and is a registered           AZL OCC Growth
investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th       Fund
Floor, New York, New York 10105. As of December 31, 2008, Oppenheimer Capital had aggregate assets under management   AZL OCC
of $8.8 billion. Oppenheimer Capital is affiliated with the Manager.                                                  Opportunity
                                                                                                                      Fund
RIVERSOURCE INVESTMENT, LLC [INSERT]                                                                                  AZL Columbia
                                                                                                                      Mid Cap Value
                                                                                                                      Fund
                                                                                                                      AZL Columbia
                                                                                                                      Small Cap
                                                                                                                      Value Fund
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. ("SCHRODER"), 875 Third Avenue, 22nd Floor, New York, NY 10022-     AZL Schroder
6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide Emerging
group of financial services companies that are together known as Schroder. Schroder currently serves as investment    Markets Equity
advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2008, Schroder, together Fund with its affiliated companies, managed approximately $158.5 billion in assets. Schroder Investment Management North
America Ltd (Schroder Ltd), an affiliate of Schroder with headquarters located at 31 Gresham Street, London EC2V 7QA,
England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.
TEMPLETON GLOBAL ADVISORS LIMITED ("GLOBAL ADVISORS") is located in Lyford Cay, Nassau, Bahamas. Together, Global     AZL Franklin
Advisors and its affiliates manage over $404 billion in assets.                                                       Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund
                                                                                                                      (Templeton
                                                                                                                      Growth
                                                                                                                      Strategy)
TURNER INVESTMENT PARTNERS, INC. ("TURNER"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an       AZL Turner
employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh.      Quantitative
Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, core and    Small Cap
value equity investment strategies across all market capitalizations, totaling approximately $15.4 billion in assets  Growth Fund under management as of December 31, 2008.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      136

FUND MANAGEMENT





Van Kampen Asset Management ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and   AZL Van Kampen
was founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $404.2    Equity and
billion under management or supervision as of December 31, 2008. Van Kampen is a wholly-owned subsidiary of MSAM      Income Fund
Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management    AZL Van Kampen
are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of VKAM serve as sub-subadvisers to the Global Real
AZL Van Kampen International Equity Fund and the AZL Van Kampen Global Real Estate Fund and are responsible for day-  Estate Fund to-day management of the Funds' assets:  (i) Morgan Stanley Investment Management Limited, with headquarters located  AZL Van Kampen
at [London ], and (ii) Morgan Stanley Investment Management Company, with headquarters located at [Singapore].        Growth and
On October 19, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset   Income Fund
management business of Morgan Stanley Investment Management Inc. The transaction includes a sale of the part of the   AZL Van Kampen
asset management business that subadvises AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income  International
Fund. The transaction is subject to certain approvals and other conditions to closing, and is currently expected to   Equity Fund
close on or about May 31, 2010. Upon closing, all subadvisory agreements between the Manager and VKAM are expected to AZL Van Kampen
terminate. It is anticipated that, upon a closing, new subadvisory agreements will be entered into (i) with Invesco   Mid Cap Growth
Advisors, Inc. with respect to AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income Fund, and   Fund
(ii) with an affiliate of Morgan Stanley with respect to AZL Van Kampen Global Real Estate Fund, AZL Van Kampen
International Equity Fund and AZL Van Kampen Mid Cap Growth Fund.

THE PORTFOLIO MANAGERS OF THE FUNDS
AZL AIM INTERNATIONAL EQUITY FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997. Jason T. Holzer, Senior Portfolio Manager, has been responsible for the Fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1996. Clas G. Olsson, (lead portfolio manager with respect to the Fund's investments in Europe and Canada), Senior Portfolio Manager, has been responsible for the Fund since 1997 and has been associated with Invesco Aim and/or its affiliates since 1994. Barrett K. Sides, (lead portfolio manager with respect to the Fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, has been responsible for the Fund since 1995 and has been associated with Invesco Aim and/or its affiliates since 1990. Matthew W. Dennis, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by Invesco Aim's Asia Pacific/Latin America and Europe/Canada Teams which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      137

FUND MANAGEMENT



AZL BLACKROCK CAPITAL APPRECIATION FUND
The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Capital Management, Inc. (BlackRock Capital), and Edward P. Dowd, Managing Director at BlackRock Capital. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock Capital's Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm's growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm's large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.

Mr. Dowd joined BlackRock Capital as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the technology and energy sectors. Prior to joining BlackRock Capital, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.




AZL COLUMBIA MID CAP VALUE FUND
David I. Hoffman is co-manager of the Fund. He has been in the investment industry since 1986. He is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Diane L. Sobin, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Lori J. Ensinger, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Noah J. Petrucci, CFA, is co-manager of the Fund. He has been in the investment industry since 1993. He is a Vice President of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2002.

AZL COLUMBIA SMALL CAP VALUE FUND
Stephen D. Barbaro is the Fund's lead manager. He has been in the investment industry since 1971. He is a Director of Columbia Management and has been associated with Columbia Management or its predecessors since 1976.

Jeremy Javidi is the Fund's co-manager. He has been in the investment industry since 2000. He is a Vice President of Columbia Management and has been associated with Columbia Management or its predecessors since 2000.



AZL DAVIS NY VENTURE FUND
The portfolio managers of the Fund are Christopher C. Davis and Kenneth C. Feinberg, who together serve as portfolio manager for a number of large cap value equity portfolios managed by the Subadviser. They are the persons primarily responsible for investing the Fund's assets on a daily basis. Mr. Davis has over 20 years experience in investment management and securities research. He joined the Subadviser in 1989. Mr. Feinberg joined the Subadviser in 1994.

AZL DREYFUS EQUITY GROWTH FUND
Elizabeth Slover has been the portfolio manager of the Fund since January 2009. Ms. Slover is a senior vice president of The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of The Dreyfus Corporation, and is the director of The Boston Company's core research team. Prior to joining The Boston Company in June 2005, Ms. Slover was employed by The Dreyfus Corporation. She also has been employed by Founders since January 2009.


AZL EATON VANCE LARGE CAP VALUE FUND
Michael R. Mach is the portfolio manager of the AZL Eaton Vance Large Cap Value Fund. Mr. Mach manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance.



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AZL ENHANCED BOND INDEX FUND
Scott Amero, Vice Chairman, is BlackRock's Global Chief Investment Officer for Fixed Income and co-head of the Fixed Income Portfolio Management Group. He is a member of the Executive, Operating and Leadership Committees and Chairman of the Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. In this capacity, he coordinates BlackRock's team of portfolio managers and credit analysts who specialize in government, agency, corporate, mortgage, asset-backed and structured securities worldwide. In addition, he is a director of Anthracite Capital, Inc., BlackRock's publicly-traded real estate investment trust. Prior to joining BlackRock in 1990, Mr. Amero was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Amero joined First Boston in 1985 and became the firm's primary strategist for short duration securities. Mr. Amero has written numerous publications on topics including mortgage securities, short duration securities, and derivative products. He also authored "The Challenges of CMO Portfolio Management", which was published in CMO Portfolio Management. Mr. Amero earned a BA degree in applied mathematics and economics from Harvard University in 1985, and an MBA degree in finance from New York University in 1991.

Curtis Arledge , Managing Director and portfolio manager, is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group. Prior to rejoining BlackRock in 2008, Mr. Arledge was with Wachovia Corporation for 12 years, most recently as Global Head of the Fixed Income Division and a member of the Corporate and Investment Bank's (CIB) Executive and CIB Risk/Return Committees. He had oversight for various business lines in the United States, Europe and Asia, including Leveraged Finance, Investment Grade, Global Rates, Structured Products, Corporate Loan and Commercial Real Estate Portfolios and Financial Institutions Investment Banking. Before serving in this role, Mr. Arledge was head of Fixed Income Trading and, prior to that, head of Structured Products Trading. He joined Wachovia's proprietary trading desk in 1996. Mr. Arledge was a founding member of Mariner Investment Group in 1993, involved in fixed income arbitrage trading. From 1988 to 1993, he was a fixed income portfolio manager with BlackRock. He began his career as an analyst with Salomon Brothers in 1987. Mr. Arledge earned a BS degree in electrical engineering from Princeton University in 1987.

Matthew Marra, Managing Director and portfolio manager, is a member of BlackRock's Fixed Income Portfolio Management Group. He is a senior portfolio manager for Core Strategies. Mr. Marra helps lead the effort to oversee the consistent implementation of investment strategies across all total return accounts and is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Marra became part of the Portfolio Management Group in 1997. He joined BlackRock in 1995 as an analyst in the Portfolio Analytics Group. Mr. Marra has served on the Lehman Brothers Index Advisory Council since 2001. He earned a BA degree in economics from Trinity College in 1995.

Andrew J. Phillips, Managing Director and portfolio manager, is BlackRock's Global Chief Operating Officer for Fixed Income Portfolio Management and a member of the Operating and Leadership Committees. He is responsible for ensuring the consistent implementation of strategies across fixed income portfolios. In addition, he oversees planning and development issues, compensation management, new product initiatives, and coordinating work with the Risk & Quantitative Analysis Group and BlackRock Solutions across the fixed income business. Before taking on his current role, Mr. Phillips was co-head of US Fixed Income within the Fixed Income Portfolio Management Group. He was lead sector specialist for mortgages and a senior portfolio manager for all US fixed income total return accounts. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company, where he was responsible for managing separate account portfolios and directed the development of the firm's proprietary CMO analysis system. Mr. Phillips earned a BS degree in industrial and labor relations in 1984, and an MBA degree in finance in 1986, both from Cornell University.



AZL FRANKLIN SMALL CAP VALUE FUND
William J. Lippman has primary responsibility for the investments of the Fund. Mr. Lippman is President and portfolio manager of the Subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Advisory Services, LLC.

Y. Dogan Sahin, CFA, is a backup portfolio manager of the Fund and is part of a research team for other funds managed by Franklin Advisory Services. Mr. Sahin joined Franklin Advisory Services in September 2003. Prior to his current



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position, Mr. Sahin was a research analyst working primarily with the Franklin
Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July, 2001. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

Bruce Baughman, CPA, is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is backup portfolio manager of the Fund. She is Vice President and portfolio manager of the Subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor, CPA, is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.

AZL FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
    MUTUAL SHARES STRATEGY:
    Peter A. Langerman, President and Chief Executive Officer of Franklin Mutual, Mr. Langerman rejoined Franklin Templeton Investments in 2005 and assumed the duties of lead portfolio manager of the Mutual Shares Fund in 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds' former manager.

    F. David Segal, CFA, Portfolio Manager of Franklin Mutual, Mr. Segal has been a portfolio manager for Mutual Shares Fund since 2005 and assumed the duties of lead portfolio manager in 2007. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999 - 2002.

    Deborah A. Turner, CFA, Portfolio Manager of Franklin Mutual, Ms. Turner has been a portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds' former manager.

    FRANKLIN INCOME STRATEGY:
    Charles B. Johnson, Chairman of Franklin Resources, Inc., Mr. Johnson has been a portfolio manager of the Fund since 1957. He joined Franklin Templeton Investments in 1957.


    Matt Quinlin, Research Analyst of Franklin Advisers, Inc., Mr. Quinlan is a research analyst for Franklin Global Advisers focusing on retail and consumer products sectors. He joined Franklin Templeton Investments in 2005.


    Edward D. Perks, CFA, Senior Vice President of Franklin Advisers, Mr. Perks has been a portfolio manager of the Fund since 2002. He joined Franklin Templeton Investments in 1992.


    Alex W. Peters, CFA, Vice President of Franklin Advisers, Inc., Mr. Peters is a portfolio manager of the Fund.


    TEMPLETON GLOBAL BOND STRATEGY:
    Michael Hasenstab Ph.D., Senior Vice President of Franklin Advisers, Dr. Hasenstab has been a lead portfolio manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of



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    these functions, may change from time to time.  Dr. Hasenstab first joined
    Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

    TEMPLETON GROWTH STRATEGY:
    Cynthia L. Sweeting CFA, President and Chairman of Global Advisors, Ms. Sweeting has been lead portfolio manager of the Fund since 2007. She has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

    Lisa F. Myers, J.D., CFA, Executive Vice President of Global Advisors, Ms. Myers has been a portfolio manage of the Fund since 2003 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

    Tucker Scott, CFA, Executive Vice President of Global Advisors, Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.


AZL GATEWAY FUND
The portfolio managers for the Fund, since inception, are J. Patrick Rogers, president and chief executive officer, Paul R. Stewart, chief investment officer, and Michael T. Buckius, a senior vice president.


AZL INTERNATIONAL INDEX FUND
Debra Jelilian, Managing Director and portfolio manager, is a member of BlackRock's Quantitative Investments and Transition Management teams. She is responsible for index strategies and transition management. Ms. Jelilian's service with the firm dates back to 1999, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee. Prior to joining MLIM in 1999, she worked as a U.S. index fund manager for Bankers Trust, where she handled Bankers Trust's index fund transition management. Ms. Jelilian earned a BA degree in romance languages from Manhattanville College in 1990.



AZL JPMORGAN U.S. EQUITY FUND
The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

AZL MID CAP INDEX FUND
Debra Jelilian, Managing Director and portfolio manager, is a member of BlackRock's Quantitative Investments and Transition Management teams. She is responsible for index strategies and transition management. Ms. Jelilian's service with the firm dates back to 1999, including her years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, she was a member of the Quantitative Investments team, responsible for the management of MLIM's equity index portfolios and leading MLIM's transition management efforts in the Americas. She was also a member of the Quantitative Investment Committee. Prior to joining MLIM in 1999, she worked as a U.S. index fund manager for Bankers Trust, where she handled Bankers Trust's index fund transition management. Ms. Jelilian earned a BA degree in romance languages from Manhattanville College in 1990.



AZL MFS INVESTORS TRUST FUND
T. Kevin Beatty and Nicole M. Zatlyn are the portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund. Mr. Beatty, an Investment Officer of MFS, has been employed in the investment area of




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MFS since 2002. Ms. Zatlyn, an Investment Officer of MFS, has been employed in the investment area of MFS since 2001.


AZL NACM INTERNATIONAL GROWTH FUND
Horacio A. Valeiras, CFA, Managing Director and the Chief Investment Officer for Nicholas-Applegate, is responsible for overseeing all investment and trading functions within the firm. He is also the portfolio manager for the International Growth portfolios and a member of the Executive Committee. Horacio is also the CIO of AGI Management Partners. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Horacio was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. Horacio serves on the Board of Directors of The Bishop's School and the Virginia Tech Foundation. He earned his M.B.A. with an emphasis on finance from the University of California, Berkeley and his master's degree from Massachusetts Institute of Technology, where he became an instructor in their graduate school program. He earned a B.S. in chemical engineering from Virginia Tech. He has over 20 years of investment management experience.

Pedro V. Marcal, Senior Vice President has portfolio management and research responsibilities for the International Equities team. Pedro also serves on the firm's asset allocation committee. He was previously a portfolio manager on the firm's Global Select team, as well as the Emerging Countries team where he led a nine-person team in California, Singapore and Hong Kong. Pedro was responsible for the Emerging Countries, Emerging Countries Small Cap, and China portfolios. Prior to joining the firm in 1994, Pedro spent five years as an economist at A.
B. Laffer, V. A. Canto & Associates, a global economic consulting firm. Pedro was also a trader at A-Mark Precious Metals, a commodities firm. He holds an M.B.A. from The UCLA Anderson School of Management and a B.A. from the University of California, San Diego. As part of his undergrad degree, Pedro spent a year studying development economics at London University. He has 20 years of investment industry experience.

AZL NFJ INTERNATIONAL VALUE FUND
The NFJ Investment Group L.P. ("NFJ") portfolio managers work collaboratively on a team basis. Each team supports one of NFJ's investment strategies and is led by a portfolio manager acting as team leader. Each of the portfolio managers on the NFJ investment team participates in the investment decision process, serving as both a portfolio manager and a securities analyst. This structure assures the seamless transfer of critically important investment information.

The International Value team is led by Ben J. Fischer, CFA, Managing Director.

Ben Fischer, CFA, Portfolio Manager/Analyst, Managing Director, is a founding partner of NFJ Investment Group. He has over 43 years experience in portfolio management, investment analysis and research. Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.

Paul Magnuson, Portfolio Manager/Analyst, Managing Director, joined NFJ in 1992. He is a senior research analyst and a portfolio manager with over 23 years of experience in equity analysis and portfolio management. He currently manages the Small Cap Value strategy and oversees NFJ investment processes. Prior to joining NFJ Investment Group in 1992, Mr. Magnuson was an assistant vice president at NationsBank which he joined in 1985. Within the trust investment quantitative services group, he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios. Mr. Magnuson received his BBA degree in Finance from the University of Nebraska in 1984.

Thomas Oliver, CPA, Portfolio Manager/Analyst, has over 13 years of experience in accounting, reporting, and financial analysis. Prior to joining NFJ Investment Group in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation which he joined in 1999. He began his career as an auditor with Deloitte & Touche in 1995. Mr. Oliver received his BBA and MBA degrees from the University of Texas in 1995 and 2005, respectively.





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R. Burns McKinney, CFA, Portfolio Manager/Analyst, has 12
years of experience in equity research, financial analysis, and investment banking. Prior to joining NFJ Investment Group in 2006, Mr. McKinney was an equity analyst covering the energy sector for Evergreen Investments in Boston. He began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Prior to attending business school, he served as a Vice President in equity research at Merrill Lynch in New York, and also worked as an equity analyst at Morgan Stanley. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003.

L. Baxter Hines, Senior Investment Analyst, has over 4 years of experience in equity research and investment consulting. Prior to joining NFJ Investment Group in 2008, Mr. Hines attended the University of Texas where he completed an MBA from the McCombs School of Business. During business school, he studied finance and accounting and worked with the Teacher Retirement System of Texas. Before attending graduate school, Mr. Hines worked as a market data specialist for Reuters. Mr. Hines received his BA degree in Economics from the University of Virginia in 2001.


AZL OCC GROWTH FUND
Jeff Parker, Managing Director of Oppenheimer Capital, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of Oppenheimer Capital, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for Oppenheimer Capital's Large and Mid Cap Growth strategies, has managed the Fund since 2010.


AZL OCC OPPORTUNITY FUND
Michael Corelli, Managing Director and Portfolio Manager for Oppenheimer Capital's Small Cap Growth team, is the co-portfolio manager of the AZL OCC Opportunity Fund. Prior to joining the firm in 1999 as a research analyst, he spent six years at Bankers Trust as an analyst in the small and mid cap growth group. Mr. Corelli earned a BA from Bucknell University.

Eric Sartorius, Vice President and Portfolio Manager for Oppenheimer Capital's Small Cap Growth team, is the co-portfolio manager of the AZL OCC Opportunity Fund. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.



AZL RUSSELL 1000 GROWTH INDEX FUND, AZL RUSSELL 1000 VALUE INDEX FUND, AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND
The Funds are managed by Debra L. Jelilian who is a member of BlackRock Investment's Quantitative Index Management Team. Ms. Jelilian is responsible for the day-to-day management of each Fund's portfolio and each is responsible for the selection of each Fund's investments. Ms. Jelilian is a Director of BlackRock Investment, which she joined in 2006. Prior to joining BlackRock Investment, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006. Ms. Jelilian has 13 years' experience in investing and in managing index investments.



AZL SCHRODER EMERGING MARKETS EQUITY FUND
The Fund is managed on a team basis and is co-led by Allan Conway and Robert Davy. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers James Gotto and Waj Hashmi.

Mr. Conway has been an employee of Schroder Ltd. since 2004, prior to that, he was head of global emerging markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd. Mr. Davy has been an employee of Schroder Ltd. since 1986. Mr. Gotto has been am employee of Schroder Ltd. since 1991. Mr. Hashmi has been an employee of Schroder Ltd. since 2000.


AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND
David Kovacs, CFA, is Senior Portfolio Manager for the Fund. Mr. Kovacs is the Chief Investment Officer of Quantitative Strategies and lead portfolio manager of all the quantitative portfolios. Mr. Kovacs developed the quantitative research model that is currently used by Turner. He has worked at Turner since 1998 and has 19 years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at



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Pilgrim Baxter & Associates. He also served as a senior financial analyst at The
West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame. Mr. Kovacs is a member of CFA Institute and CFA Society of Philadelphia.

Jennifer C. Boden, is a Quantitative Analyst and Co-Portfolio Manager for the Fund. Ms. Boden has worked at Turner since 2006 and has seven years of investment experience. Prior to joining Turner Investment Partners, Ms. Boden was an Actuarial Analyst at ACE USA. Ms. Boden received her BS in mathematics with a concentration in actuarial science from Pennsylvania State University. She is an affiliate member of CFA Institute and CFA Society of Philadelphia.


AZL VAN KAMPEN EQUITY AND INCOME FUND
The Fund is managed by members of the Subadviser's Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian, Mary Jayne Maly, and Sanjay Verma, each a Managing Director of the Subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the Subadviser.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Fund. Mr. Verma is responsible for the management of the fixed income holdings in the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.


AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
The Fund's assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director of the Subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

See below for more information about the portfolio managers.

AZL VAN KAMPEN GROWTH AND INCOME FUND
The Fund is managed by members of the Subadviser's Equity Income team. The Equity Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the Subadviser.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN INTERNATIONAL EQUITY FUND
The Fund is managed within the Subadviser's International Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William
D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter
J. Wright, a Managing Director of MSIM Company, and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

See below for more information about the portfolio managers.


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AZL VAN KAMPEN MID CAP GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Growth Team. The Current members of the team include Dennis Lynch, David Cohen, and Sam Chainani, Managing Directors of the Subadviser, and Alexander Norton, Jason Yeung, and Armistead Nash Executive Directors of the Subadviser.

Dennis Lynch is the lead portfolio manager of the Fund. David Cohen, Sam Chainani, Alex Norton and Jason Yeung are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.




THE VAN KAMPEN PORTFOLIO MANAGERS:
* Thomas Bastian has worked for the Subadviser since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2004 and has managed the AZL Van Kampen Growth and Income Fund since 2003.
* Theodore R. Bigman has worked for the Subadviser since 1995 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Sam Chainani has worked for the Subadviser since 1996 and has managed the AZL Van Kampen Mid Cap Growth since 2004.
* David Cohen has worked for the Subadviser since 1993 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Mr. Derold has been associated with MSIM Limited in an investment management capacity since May 2006 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.
* Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009.
* Angeline Ho has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Sven van Kemenade has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Mark Laskin has worked for the Subadviser since October 2000 and began managing both the AZL Van Kampen Equity and Income Fund and the AZL Van Kampen Growth and Income Fund in January 2007.
* Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009.
* Dennis Lynch, who is the Fund's lead portfolio manager, has worked for the Subadviser since 1998 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Sergio Marcheli has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Equity and Income Fund since 2004 and has managed the AZL Van Kampen Growth and Income Fund since 2003
* Armistead Nash has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Mid Cap Growth Fund since September 2008.
* Alexander Norton has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Mid Cap Growth Fund since July 2005.
* Michael te Paske has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009.
*


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James O. Roeder has worked for the Subadviser since 1999 and has managed the AZL
  Van Kampen Equity and Income Fund since 2004 and has managed the AZL Van
  Kampen Growth and Income Fund since 2001.
* Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global
  Franchise Fund) since June 2009.
* Jason Yeung has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Mid Cap Growth Fund since September 2007.
* Ms. Maly has been associated with the Subadviser in an investment management capacity since 2003 and has been managing the AZL Van Kampen Equity and Income Fund and the AZL Van Kampen Growth and Income Fund since July 2008.
* Mr. Verma has been associated with the Subadviser in an investment management capacity since April 2008 and has been managing the AZL Van Kampen Equity and Income Fund since December 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.




MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager, Oppenheimer Capital LLC, NFJ Investment Group LLC., and Nicholas-Applegate Capital Management LLC are subsidiaries of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2008, Allianz SE had third-party assets under management of $991 billion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.


The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.



DUTIES OF THE MANAGER AND SUBADVISERS
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets among the four strategies in the AZL Franklin Templeton Founding Strategy Plus Fund. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.


The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
* hire one or more subadvisers;
* change subadvisers; and
* reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
* its shareholders; or
*



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FUND MANAGEMENT



the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.



PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.


TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.



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FUND MANAGEMENT




MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2009 at the annual rate shown on the following table, before and after fee waivers:


                                                     PERCENTAGE OF AVERAGE     PERCENTAGE OF AVERAGE
                                                   NET ASSETS AS OF 12/31/09 NET ASSETS AS OF 12/31/09
                                                      BEFORE FEE WAIVERS         AFTER FEE WAIVERS
AZL AIM International Equity Fund                            0.90%                     0.90%
AZL BlackRock Capital Appreciation Fund                      0.80%                     0.79%
AZL Columbia Mid Cap Value Fund                              0.75%                     0.75%
AZL Columbia Small Cap Value Fund                            0.90%                     0.79%
AZL Davis NY Venture Fund                                    0.75%                     0.71%
AZL Dreyfus Equity Growth Fund                               0.77%                     0.71%
AZL Eaton Vance Large Cap Value Fund                         0.73%                     0.70%
AZL Enhanced Bond Index Fund
AZL Franklin Small Cap Value Fund                            0.75%                     0.75%
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund*                                             NA                        NA
AZL International Index Fund
AZL JPMorgan U.S. Equity Fund                                0.80%                     0.72%
AZL MFS Investors Trust Fund                                 0.75%                     0.72%
AZL Mid Cap Index Fund
AZL Money Market Fund                                        0.35%                     0.35%
AZL NACM International Growth Fund
AZL NFJ International Value Fund
AZL OCC Growth Fund
AZL OCC Opportunity Fund                                     0.85%                     0.85%
AZL Russell 1000 Growth Index Fund*                           NA                        NA
AZL Russell 1000 Value Index Fund*                            NA                        NA
AZL Schroder Emerging Markets Equity Fund                    1.23%                     1.04%
AZL S&P 500 Index Fund                                       0.17%                     0.03%
AZL Small Cap Stock Index Fund                               0.26%                     0.10%
AZL Turner Quantitative Small Cap Growth Fund                0.85%                     0.85%
AZL Van Kampen Equity and Income Fund                        0.75%                     0.69%
AZL Van Kampen Global Real Estate Fund                       0.90%                     0.83%
AZL Van Kampen Growth and Income Fund                        0.76%                     0.66%
AZL Van Kampen International Equity Fund                     0.95%                     0.90%
AZL Van Kampen Mid Cap Growth Fund                           0.80%                     0.76%


*Fund had not commenced operations during fiscal year 2009.
**The percentage shown for the Fund reflects recoupment of the fee waiver.




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FUND MANAGEMENT




LEGAL PROCEEDINGS
As of April 30, 2010 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the Subadviser to perform its agreement with the Manager.

BLACKROCK CAPITAL MANAGEMENT, INC.
BlackRock Capital Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Capital Management, Inc. provides to its clients.

BLACKROCK FINANCIAL MANAGEMENT, INC.
BlackRock Financial Management, Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Financial Management, Inc. provides to its clients.

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
BlackRock Institutional Management Corporation is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Institutional Management Corporation provides to its clients.

BLACKROCK INVESTMENT MANAGEMENT, LLC
BlackRock Investment Management, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Investment Management, Inc. provides to its clients.



DAVIS SELECTED ADVISERS, L.P.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

THE DREYFUS CORPORATION
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

EATON VANCE
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FRANKLIN ADVISERS, INC.
FRANKLIN ADVISORY SERVICES, LLC
FRANKLIN MUTUAL ADVISERS, LLC
In 2003 and 2004 multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b- 1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.



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Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.'s Form 10-Q or Form 10-K filings with the U. S. Securities and Exchange Commission.


GATEWAY INVESTMENT MANAGEMENT, INC.


INVESCO ADVISERS, INC.

      Settled Enforcement Actions Related to Market Timing

      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), Invesco Aim and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco Aim and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco Aim, which was done pursuant to the terms of the settlements. These two fair funds will be distributed in accordance with a methodology determined by Invesco Aim's independent distribution consultant ("IDC Plan"), in consultation with Invesco Aim and the independent trustees of the AIM Funds and approved by the staff of the SEC. Further details regarding the IDC Plan and planned distributions thereunder are available under the "About Us - SEC Settlement" section of Invesco Aim's website, available at http://www.invescoaim.com. Invesco Aim's website is not a part of this Statement of Additional Information or the prospectus of any AIM Fund.

      Regulatory Action Alleging Market Timing

      On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and Invesco Aim Distributors entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco Aim and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

      Private Civil Actions Alleging Market Timing

      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, Invesco Aim, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended "ERISA"; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix A-1.

      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL



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FUND MANAGEMENT



      Court and details of the settlements are included in Appendix A-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix A-1.

      Private Civil Actions Alleging Improper Use of Fair Value Pricing

      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or Invesco Aim) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. One lawsuit was settled and dismissed in May 2008; while the other has been consolidated into the MDL Court for pre-trial purposes. The lawsuit that has been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix A-2.

                                  APPENDIX A-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, Invesco Aim, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON,



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FUND MANAGEMENT



JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT
B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY



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MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC.,
BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS



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TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE
FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the



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Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of:
Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act.
The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD



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FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND,
INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-
0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil



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Action No. 04-MK-0397), filed on March 4, 2004.  This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY



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SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR,
JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK
H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS
S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-
FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

      On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against Invesco Aim, Invesco Aim Distributors and Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, Invesco Aim withdrew its pending Motion to Dismiss the claims against Invesco Aim, Invesco Aim



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      Distributors and Invesco Aim Investment Services.  On July 3, 2007, the
Defendants filed an Omnibus Motion to Dismiss in both the class action (Lepera) and derivative (Essenmacher) lawsuits based on Plaintiffs' lack of standing to sue for injuries to funds the Plaintiffs do not own. On October 19, 2007, Judge Motz for the MDL Court denied the Defendants' Motion to Dismiss. On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.

      ON SEPTEMBER 15, 2006, JUDGE MOTZ FOR THE MDL COURT GRANTED THE DEFENDANTS' MOTION TO DISMISS THE ERISA (CALDERON) LAWSUIT AND DISMISSED SUCH LAWSUIT. THE PLAINTIFF APPEALED THIS DECISION. ON JUNE 16, 2008, THE FOURTH COURT OF APPEALS REVERSED THE DISMISSAL AND REMANDED THIS LAWSUIT BACK TO THE MDL COURT FOR FURTHER PROCEEDINGS. ON DECEMBER 15, 2008, THE PARTIES REACHED AN AGREEMENT IN PRINCIPLE TO SETTLE THIS LAWSUIT, SUBJECT TO THE MDL COURT APPROVAL. INDIVIDUAL CLASS MEMBERS HAVE THE RIGHT TO OBJECT. NO PAYMENTS ARE REQUIRED UNDER THE SETTLEMENT; HOWEVER, THE PARTIES AGREED THAT CERTAIN LIMITED CHANGES TO BENEFIT PLANS AND PARTICIPANTS' ACCOUNTS WOULD BE MADE.

                                     APPENDIX A-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

      The following civil class action lawsuit involves AIM Funds, IFG and/or Invesco Aim and alleges that the defendants inadequately employed fair value pricing. The lawsuit listed below has been served on IFG, AIM, the AIM Funds or related entities, or has had service of process waived.

JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.
This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

J.P. MORGAN INVESTMENT MANAGEMENT INC.
J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

NFJ INVESTMENT GROUP LLC
Neither NFJ Investment Group LLC, nor any of its employees have been involved in any enforcement acts or lawsuits by regulators. However, as explained below, certain affiliates have settled matters relating to regulatory inquiries.

In September 2004, Allianz Global Fund Management, PEA Capital LLC ("PEA") and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. ("AGI") reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds' sub-advisers, the Trust and certain current and former



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Trustees of the Trust have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

In July 2008, two individual shareholders of the Allianz OCC Target Fund and one individual shareholder of the Allianz OCC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust's securities lending program (the "Program"). Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action seeks inspection rights, but not any monetary damages other than reasonable attorneys' fees and related costs. The Trustees have since been dismissed as defendants in the suit and the plaintiffs' motion for preliminary injunctive relief was denied by the court. The Trust intends to continue to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management's or AGID's ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds' sub-advisers to perform their respective contracts with respect to the Funds.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

OPPENHEIMER CAPITAL LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.




RIVERSOURCE INVESTMENTS, LLC


SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

TEMPLETON GLOBAL ADVISORS LIMITED
In 2003 and 2004 multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b- 1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.'s Form 10-Q or Form 10-K filings with the U. S. Securities and Exchange Commission.


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TURNER INVESTMENT PARTNERS, INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

VAN KAMPEN ASSET MANAGEMENT (MORGAN STANLEY)
Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2008, as filed with the Commission.

With respect to Van Kampen, no material items were reported on Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2008.


THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


THE DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.

OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.



THE CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), whose address is One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation.


The SAI provides additional information about the services provided to the Funds.


LICENSING ARRANGEMENTS



AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND (THE "AZL INDEX
FUNDS")
The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be



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FUND MANAGEMENT



converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.







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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

    NAV = (Total Assets - Liabilities) {divide} Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

MONEY MARKET FUND
The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.



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Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      164

SHAREHOLDER INFORMATION



DISTRIBUTION (12B-1) FEES
Distribution fees ("12b-1 fees") compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each of the Funds (except Class 1 shares of the Multi-Class Funds as identified below) pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.

The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, and AZL Schroder Emerging Markets Equity Fund (the "Multi-Class Funds"). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee (see "Distribution (12b-1) Fees" in the "Shareholder Information" section of this prospectus), while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. For certain variable annuity contracts or variable life insurance policies, Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option. Currently, only Class 2 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, and AZL JPMorgan U.S. Equity Fund are available under variable annuity contracts and variable life insurance policies that offer the Multi-Class Funds as investment options. Class 1 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, and AZL JPMorgan U.S. Equity Fund may be made available in the future to certain variable annuity contract owners and variable life insurance policy owners.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.





    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      165

FINANCIAL HIGHLIGHTS




FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.

Financial highlights are not presented for Class 1 shares of the AZL Columbia Small Cap Value Fund, AZL Davis NY Venture Fund, and AZL JPMorgan U.S. Equity Fund because Class 1 shares of those Funds had not commenced operations as of December 31, 2009.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      166

FINANCIAL HIGHLIGHTS



AZL AIM INTERNATIONAL EQUITY FUND

(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                 YEAR ENDED DECEMBER 31,
                                                                      2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD...                             $ 19.95    $ 18.27   $ 14.57   $ 12.64   $ 10.35
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ..........                               0.28       0.13      0.05      0.02      0.03
Net Realized and Unrealized Gains/(Losses) on Investments             (8.16)     2.51      3.86      2.04      2.26
Total from Investment Activities.......                               (7.88)     2.64      3.91      2.06      2.29
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..................                               (0.08)     (0.11)    (0.03)    (0.03)    -
Net Realized Gains                                                    (1.68)     (0.85)    (0.18)    (0.10)    -
Total Dividends                                                       (1.76)     (0.96)    (0.21)    (0.13)    -
NET ASSET VALUE, END OF PERIOD.........                             $ 10.31    $ 19.95   $ 18.27   $ 14.57   $ 12.64
TOTAL RETURN(a)                                                       (41.51)%   14.62%    27.04%    16.36%    22.13%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ....                             $ 176,746  $ 373,047 $ 317,614 $ 169,997 $ 57,135
Net Investment Income/(Loss) ..........                               1.66%      0.61%     0.44%     0.52%     0.38%
Expenses Before Reductions(b) .........                               1.37%      1.35%     1.45%     1.50%     1.79%
Expenses Net of Reductions.............                               1.37%      1.35%     1.45%     1.43%     1.40%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly (c)    1.37%      1.35%     1.45%     1.45%     N/A
Portfolio Turnover Rate................                               43.70%     41.62%    47.75%    34.54%    48.64%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.

AZL BLACKROCK CAPITAL APPRECIATION FUND

(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                         YEAR ENDED DECEMBER 31,      APRIL 29, 2005 TO DECEMBER 31,
                                                                         2008       2007      2006      2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD............                       $ 13.61    $ 12.27   $ 12.08   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...................                         0.01       (0.01)    (0.02)    (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments                (4.96)     1.35      0.21      2.09
Total from Investment Activities................                         (4.95)     1.34      0.19      2.08
NET ASSET VALUE, END OF PERIOD..................                       $ 8.66     $ 13.61   $ 12.27   $ 12.08
TOTAL RETURN(b) (c)                                                      (36.37)%   10.92%    1.57%     20.80%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .............                       $ 99,344   $ 62,264  $ 49,384  $ 36,577
Net Investment Income/(Loss)(d) ................                         0.08%      (0.11)%   (0.22)%   (0.45)%
Expenses Before Reductions(d) (e) ..............                         1.20%      1.18%     1.19%     1.29%
Expenses Net of Reductions(d) ..................                         1.16%      1.16%     1.18%     1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)    1.19%      1.18%     1.19%     N/A
Portfolio Turnover Rate(c) .....................                         175.17%    75.74%    88.02%    24.31%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      167

FINANCIAL HIGHLIGHTS




AZL COLUMBIA MID CAP VALUE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                          YEAR ENDED DECEMBER 31,  MAY 1, 2006 TO DECEMBER 31,
                                                            2008            2007     2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD..................... $ 10.53         $ 10.14  $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ............................   0.06            0.05     0.03
Net Realized and Unrealized Gains/(Losses) on Investments   (5.53)          0.34     0.14
Total from Investment Activities.........................   (5.47)          0.39     0.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income....................................   (0.05)          -(b)     (0.03)
Total Dividends                                             (0.05)          -(b)     (0.03)
NET ASSET VALUE, END OF PERIOD........................... $ 5.01          $ 10.53  $ 10.14
TOTAL RETURN(c) (d)                                         (52.15)%        3.85%    1.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...................... $ 52,313        $ 94,377 $ 65,535
Net Investment Income/(Loss)(e) .........................   0.74%           0.50%    0.59%
Expenses Before Reductions(e) (f) .......................   1.13%           1.10%    1.14%
Expenses Net of Reductions(e) ...........................   1.10%           1.07%    1.12%
Expenses Net of Reductions, Excluding Expenses Paid
Indirectly(e) (g)                                           1.13%           1.10%    1.14%
Portfolio Turnover Rate(d) ..............................   98.79%          62.98%   16.03%

(a) Period from commencement of operations.
(b) Amount less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.

AZL COLUMBIA SMALL CAP VALUE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                           YEAR ENDED DECEMBER 31,        MAY 3, 2004 TO DECEMBER
                                                                                                          31,
                                                                        2008      2007     2006    2005     2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD......                            $ 11.29   $ 13.20  $ 12.30 $ 12.06  $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .............                              0.04      0.05     0.03    0.01     0.01
Net Realized and Unrealized Gains/(Losses) on Investments               (3.43)    (1.09)   1.57    0.40     2.16
Total from Investment Activities..........                              (3.39)    (1.04)   1.60    0.41     2.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.....................                              (0.05)    (0.03)           -        (0.01)
                                                                                         (0.01)
Net Realized Gains                                                      (0.88)    (0.84)           (0.17)   (0.10)
                                                                                         (0.69)
Total Dividends                                                         (0.93)    (0.87)           (0.17)   (0.11)
                                                                                         (0.70)
NET ASSET VALUE, END OF PERIOD............                            $ 6.97    $ 11.29  $ 13.20 $ 12.30  $ 12.06
TOTAL RETURN(b) (c)                                                                                3.39%    21.72%
                                                                      (32.09)%  (8.24)%  13.40%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .......                            $ 36,420  $ 59,468 $       $ 56,954 $ 30,773
                                                                                         73,914
Net Investment Income/(Loss)(d) ..........                              0.52%     0.33%    0.28%   0.10%    0.24%
Expenses Before Reductions(d) (e) ........                              1.49%     1.29%    1.35%   1.41%    1.51%
Expenses Net of Reductions(d) ............                              1.37%     1.23%    1.31%   1.35%    1.35%
Expenses Net of Reductions, Excluding Expenses Paid                     1.37%     1.24%    1.31%   N/A      N/A
 Indirectly(d) (f) .......................
Portfolio Turnover Rate(c) ...............                              214.25%   60.22%                    83.52%
                                                                                         90.10%  111.78%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      168

FINANCIAL HIGHLIGHTS



AZL DAVIS NY VENTURE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                   YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD..                             $ 14.13    $ 13.61   $ 11.99   $ 11.13   $ 10.10
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........                               0.07       0.11      0.06      0.03      0.06
Net Realized and Unrealized Gains/(Losses) on Investments            (5.70)     0.47      1.59      1.04      1.00
Total from Investment Activities......                               (5.63)     0.58      1.65      1.07      1.06
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................                               (0.11)     (0.06)    (0.03)    (0.01)    (0.03)
Net Realized Gains                                                   (0.30)     -         -         (0.20)    -
Total Dividends                                                      (0.41)     (0.06)    (0.03)    (0.21)    (0.03)
NET ASSET VALUE, END OF PERIOD........                             $ 8.09     $ 14.13   $ 13.61   $ 11.99   $ 11.13
TOTAL RETURN(a)                                                      (40.50)%   4.15%     13.91%    9.68%     10.56%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...                             $ 451,995  $ 572,298 $ 538,315 $ 348,036 $ 152,470
Net Investment Income/(Loss) .........                               0.83%      0.82%     0.61%     0.54%     0.65%
Expenses Before Reductions(b) ........                               1.12%      1.09%     1.12%     1.20%     1.20%
Expenses Net of Reductions ...........                               1.07%      1.09%     1.12%     1.20%     1.18%
Expenses Net of Reductions, excluding Expenses Paid Indirectly(c)    1.08%      1.09%     1.12%     1.20%     N/A
Portfolio Turnover Rate...............                               25.95%     14.67%    8.49%     3.62%     57.45%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced.  If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.

AZL DREYFUS EQUITY GROWTH FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD...                                $ 11.05    $ 10.52   $ 9.84    $ 9.77    $ 9.07
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ..........                                  0.04       0.02      0.01      -(a)      0.03
Net Realized and Unrealized Gains/(Losses) on Investments                (4.40)     0.89      1.22      0.44      0.66
Net realized gain from payment by
affiliate for the disposal of investments in violation of restrictions   -          -         -         -         0.01
Total from Investment Activities.......                                  (4.36)     0.91      1.23      0.44      0.70
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..................                                  (0.03)     (0.01)    -(a)      (0.03)    -
Net Realized Gains                                                       (0.80)     (0.37)    (0.55)    (0.34)    -
Total Dividends                                                          (0.83)     (0.38)    (0.55)    (0.37)    -
NET ASSET VALUE, END OF PERIOD.........                                $ 5.86     $ 11.05   $ 10.52   $ 9.84    $ 9.77
TOTAL RETURN(b)                                                          (41.63)%   8.75%     12.93%    4.56%     7.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ....                                $ 124,602  $ 292,684 $ 120,849 $ 88,325  $ 76,509
Net Investment Income/(Loss) ..........                                  0.33%      0.34%     0.12%     0.00%     0.36%
Expenses Before Reductions(c) .........                                  1.10%      1.23%     1.19%     1.22%     1.26%
Expenses Net of Reductions.............                                  0.98%      1.17%     1.19%     1.19%     1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)        1.03%      1.20%     1.19%     1.20%     N/A
Portfolio Turnover Rate................                                  127.46%    73.29%    117.91%   134.74%   171.66%

(a) Amount less than $0.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      169

FINANCIAL HIGHLIGHTS



AZL EATON VANCE LARGE CAP VALUE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD..                             $ 11.21    $ 12.00   $ 11.15   $ 11.23   $ 9.63
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........                               0.22       0.19      0.18      0.11      0.10
Net Realized and Unrealized Gains/(Losses) on Investments            (3.95)     (0.43)    1.52      0.31      1.54
Total from Investment Activities......                               (3.73)     (0.24)    1.70      0.42      1.64
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................                               (0.20)     (0.20)    (0.13)    (0.04)    (0.04)
Net Realized Gains                                                   (1.11)     (0.35)    (0.72)    (0.46)    -
Total Dividends                                                      (1.31)     (0.55)    (0.85)    (0.50)    (0.04)
NET ASSET VALUE, END OF PERIOD........                             $ 6.17     $ 11.21   $ 12.00   $ 11.15   $ 11.23
TOTAL RETURN(a)                                                      (36.18)%   (2.22)%   15.76%    3.92%     17.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...                             $ 345,769  $ 754,496 $ 705,155 $ 559,933 $ 380,374
Net Investment Income/(Loss) .........                               2.00%      1.58%     1.71%     1.44%     1.13%
Expenses Before Reductions(b) ........                               1.07%      1.08%     1.08%     1.19%     1.20%
Expenses Net of Reductions............                               1.01%      1.05%     1.05%     1.18%     1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)    1.03%      1.05%     1.05%     1.19%     -%
Portfolio Turnover Rate...............                               25.81%     22.75%    28.14%    30.83%    31.77%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.

AZL FRANKLIN SMALL CAP VALUE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                       YEAR ENDED DECEMBER 31,
                                                            2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD.                     $ 16.47    $ 17.96   $ 16.54   $ 15.63   $ 12.71
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ........                       0.18       0.14      0.17      0.08(a)   0.13
Net Realized and Unrealized Gains/(Losses) on Investments   (5.47)     (0.88)    2.29      1.02      2.80
Total from Investment Activities.....                       (5.29)     (0.74)    2.46      1.10      2.93
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income................                       (0.17)     (0.10)    (0.05)    (0.08)    -
Net Realized Gains                                          (0.70)     (0.65)    (0.99)    (0.11)    (0.01)
Total Dividends                                             (0.87)     (0.75)    (1.04)    (0.19)    (0.01)
NET ASSET VALUE, END OF PERIOD.......                     $ 10.31    $ 16.47   $ 17.96   $ 16.54   $ 15.63
TOTAL RETURN(b)                                             (33.73)%   (4.37)%   15.41%    7.03%     23.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..                     $ 181,941  $ 361,804 $ 394,073 $ 269,237 $ 128,697
Net Investment Income/(Loss) ........                       1.00%      0.75%     0.62%     0.49%     1.68%
Expenses Before Reductions(c) .......                       1.12%      1.11%     1.09%     1.15%     1.23%
Expenses Net of Reductions...........                       1.12%      1.11%     1.09%     1.15%     1.23%
Portfolio Turnover Rate..............                       19.61%     23.76%    14.71%    85.56%    21.14%

(a) Average shares method used in calculation.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.




    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      170

FINANCIAL HIGHLIGHTS



AZL JPMORGAN U.S. EQUITY FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                        YEAR ENDED DECEMBER 31,        MAY 3, 2004 TO DECEMBER
                                                                                                                 31,
                                                                       2008     2007     2006    2005   2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD..                               $ 12.42  $ 12.68  $ 11.36 $      $ 10.00
                                                                                               10.79
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........                                 0.10     0.09     0.06    0.07   0.06
Net Realized and Unrealized Gains/(Losses) on Investments              (4.51)   0.41     1.57    0.51   0.80
Total from Investment Activities......                                 (4.41)   0.50     1.63    0.58   0.86
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................                                 (0.11)   (0.07)           -      (0.06)
                                                                                       (0.06)
Net Realized Gains                                                     (1.55)   (0.69)                  (0.01)
                                                                                       (0.25)  (0.01)
Total Dividends                                                        (1.66)   (0.76)                  (0.07)
                                                                                       (0.31)  (0.01)
NET ASSET VALUE, END OF PERIOD........                               $ 6.35   $ 12.42  $ 12.68 $      $ 10.79
                                                                                               11.36
TOTAL RETURN(b) (c)                                                                                     8.60%
                                                                     (38.68)% 3.80%(d) 14.59%  5.45%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...                               $ 63,203 $        $       $      $ 65,487
                                                                              139,593  129,416 99,016
Net Investment Income/(Loss)(e) ......                                 0.79%    0.72%    0.66%          1.52%
                                                                                               0.70%
Expenses Before Reductions(e) (f) ....                                 1.30%    1.25%    1.22%          1.29%
                                                                                               1.28%
Expenses Net of Reductions(e) ........                                 1.22%    1.20%    1.19%          1.20%
                                                                                               1.19%
Expenses Net of Reductions, Excluding Expenses Paid                    1.22%    1.20%    1.19%          N/A
 Indirectly(e) (g) ...................                                                         1.20%
Portfolio Turnover Rate(c) ...........                                                                  75.56%
                                                                     125.06%  126.24%  105.81% 80.76%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) During the year ended December 31, 2007, OppenheimerFunds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.




AZL MFS INVESTORS TRUST FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                           YEAR ENDED DECEMBER 31,           APRIL 29, 2005 TO DECEMBER 31,
                                                        2008         2007        2006          2005(A)
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 14.85      $ 13.92     $ 12.35       $ 10.00
    INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss) .................      -(b)         0.02        0.03          0.01
    Net Realized and Unrealized Gains/(Losses) on       (5.77)       1.45        1.55          2.35
     Investments..................................
    Total from Investment Activities..............      (5.77)       1.47        1.58          2.36
    DIVIDENDS TO SHAREHOLDERS FROM:
    Net Investment Income.........................      (0.01)       (0.03)      -             (0.01)
    Net Realized Gains                                  (0.63)       (0.51)      (0.01)        -
    Total Dividends                                     (0.64)       (0.54)      (0.01)        (0.01)
    NET ASSET VALUE, END OF PERIOD................    $ 8.44       $ 14.85     $ 13.92       $ 12.35
    TOTAL RETURN(c) (d)                                 (40.11)%     10.73%      12.79%        23.61%
    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period ($000's) ...........    $ 272,746    $ 383,239   $ 314,449     $ 146,054
    Net Investment Income/(Loss)(e) ..............      0.02%        0.11%       0.28%         0.28%
    Expenses Before Reductions(e) (f) ............      1.11%        1.12%       1.15%         1.23%
    Expenses Net of Reductions(e) ................      1.03%        1.04%       1.08%         1.20%
    Expenses Net of Reductions, Excluding Expenses      1.08%        1.07%       1.11%         N/A
     Paid Indirectly(e) (g) ......................
    Portfolio Turnover Rate(d) ...................      144.26%      119.80%     129.27%       59.04%
(a)               Period from commencement of operations.
(b)               Represents less than $0.005 per share.
(c)               The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.
                  If these charges were included, the returns would have been lower.
(d)               Not annualized for periods less than one year.
(e)               Annualized for periods less than one year.
(f)               During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)               Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.
                  See note 2 in the Notes to the Financial Statements.

    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      171

FINANCIAL HIGHLIGHTS



AZL MONEY MARKET FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                        YEAR ENDED DECEMBER 31,
                                                            2008        2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ......                         0.02        0.05      0.04      0.03      0.01
Net Realized and Unrealized Gains/(Losses) on Investments   -(a)        -(a)      -(a)      -(a)      -(a)
Total from Investment Activities...                         0.02        0.05      0.04      0.03      0.01
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..............                         (0.02)      (0.05)    (0.04)    (0.03)    (0.01)
Total Dividends                                             (0.02)      (0.05)    (0.04)    (0.03)    (0.01)
NET ASSET VALUE, END OF PERIOD.....                       $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(b)                                             2.44%       4.79%     4.43%     2.57%     0.67%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 1,029,286 $ 596,861 $ 404,406 $ 330,910 $ 236,639
Net Investment Income/(Loss) ......                         2.36%       4.66%     4.41%     2.58%     0.70%
Expenses Before Reductions.........                         0.69%       0.69%     0.69%     0.74%     0.78%
Expenses Net of Reductions.........                         0.69%       0.69%     0.69%     0.74%     0.78%

(a) Amount less than $0.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.




AZL OCC OPPORTUNITY FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD.                              $ 14.97    $ 15.84   $ 14.69   $ 13.98   $ 13.01
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ........                                (0.04)     (0.07)    (0.14)    (0.14)    (0.11)
Net Realized and Unrealized Gains/(Losses) on Investments            (6.60)     1.49      1.80      0.85      1.11
Total from Investment Activities.....                                (6.64)     1.42      1.66      0.71      1.00
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains                                                   (1.36)     (2.29)    (0.51)    -         (0.03)
Total Dividends                                                      (1.36)     (2.29)    (0.51)    -         (0.03)
NET ASSET VALUE, END OF PERIOD.......                              $ 6.97     $ 14.97   $ 15.84   $ 14.69   $ 13.98
TOTAL RETURN(a)                                                      (47.15)%   8.89%     11.68%    5.08%     7.76%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..                              $ 87,046   $ 195,330 $ 158,687 $ 132,560 $ 122,817
Net Investment Income/(Loss) ........                                (0.38)%    (0.47)%   (0.92)%   (1.06)%   (1.02)%
Expenses Before Reductions(b) .......                                1.25%      1.21%     1.22%     1.35%     1.32%
Expenses Net of Reductions...........                                1.06%      1.10%     1.20%     1.35%     1.32%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)    1.25%      1.21%     1.22%     N/A       N/A
Portfolio Turnover Rate..............                                202.73%    183.55%   269.47%   193.67%   189.43%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      172

FINANCIAL HIGHLIGHTS



AZL S&P 500 INDEX FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                  YEAR ENDED DECEMBER 31, 2008  MAY 14, 2007 TO DECEMBER 31, 2007(*)
CLASS 1
Net Asset Value, Beginning of Period............................. $ 9.86                          $  10.14
INVESTMENT ACTIVITIES:
Net Investment Income............................................   0.18(a)                          0.11
Net Realized and Unrealized Losses on Investments................   (3.87)                           (0.26)
Total from Investment Activities.................................   (3.69)                           (0.15)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............................................   (0.01)                           (0.11)
Net Realized Gains                                                  -(b)                             (0.02)
Total Dividends                                                     (0.01)                           (0.13)
NET ASSET VALUE, END OF PERIOD................................... $ 6.16                          $  9.86
TOTAL RETURN(c) (d)                                                 (37.46)%                         (1.48)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ............................. $ 11,158                        $  411
Net Investment Income(e) ........................................   2.67%                         1.81%
Expenses Before Reductions(e) (f) ...............................   0.37%                         0.53%
Expenses Net of Reductions(e) ...................................   0.26%                         0.24%
Portfolio Turnover Rate(d) (g) ..................................   81.71%                        15.95%

(*) Period from commencement of operations.
(a) Calculated using average shares method.
(b) Represents less than $0.005 per share.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL S&P 500 INDEX FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                  YEAR ENDED DECEMBER 31, 2008  MAY 1, 2007 TO DECEMBER 31, 2007(*)
CLASS 2
NET ASSET VALUE, BEGINNING OF PERIOD............................. $ 9.86                         $10.00
INVESTMENT ACTIVITIES:
Net investment income............................................   0.16(a)                       0.09
Net realized and unrealized losses on investments................   (3.87)                        (0.12)
Total from Investment Activities.................................   (3.71)                        (0.03)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............................................   -(b)                          (0.09)
Net Realized Gains                                                  -(b)                          (0.02)
Total Dividends                                                     -(b)                          (0.11)
NET ASSET VALUE, END OF PERIOD................................... $ 6.15                         $9.86
TOTAL RETURN(b) (c)                                                 (37.62)%                      (0.25)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ............................. $ 245,652                      $27,614
Net Investment Income(d) ........................................   2.29%                         1.60%
Expenses Before Reductions(d) (e) ...............................   0.65%                         0.73%
Expenses Net of Reductions(d) ...................................   0.51%                         0.49%
Portfolio Turnover Rate(b) (f) ..................................   81.71%                        15.95%

(*) Period from commencement of operations.
(a) Calculated using average shares method.
(b) Not annualized for periods less than one year.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      173

FINANCIAL HIGHLIGHTS



AZL SCHRODER EMERGING MARKETS EQUITY FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                     YEAR ENDED DECEMBER 31,     MAY 6, 2007 TO DECEMBER 31,
                                                                     2008                        2007(A)
CLASS 1
Net Asset Value, Beginning of Period..............................   $ 13.77                     $ 11.64
INVESTMENT ACTIVITIES:
Net Investment Income.............................................     0.03                        0.04
Net Realized and Unrealized Gains (Losses) on Investments.........     (6.38)                      2.10
Total from Investment Activities..................................     (6.35)                      2.14
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.............................................     (0.04)                      (0.01)
Net Realized Gains                                                     (2.82)                      -
Total Dividends                                                        (2.86)                      (0.01)
NET ASSET VALUE, END OF PERIOD....................................   $ 4.56                      $ 13.77
TOTAL RETURN(b) (c)                                                    (51.82)%                    19.23%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ..............................   $ 34,118                    $ 359
Net Investment Income(d) .........................................     0.78%                       0.32%
Expenses Before Reductions(d)(e) .................................     1.70%                       1.69%
Expenses Net of Reductions(d) ....................................     1.41%                       1.40%
Expenses Net of Reductions, Excluding Expenses Paid                    1.42%                       1.40%
 Indirectly(d) (f) ...............................................
Portfolio Turnover Rate(b) (g) ...................................     158.76%                     192.53%

(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL SCHRODER EMERGING MARKETS EQUITY FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                       YEAR ENDED DECEMBER 31,   MAY 1, 2006 TO DECEMBER 31,
                                                                         2008            2007      2006 (A)
CLASS 2
Net Asset Value, Beginning of Period....................               $ 13.76         $ 10.56   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income...................................                 0.02            0.03      0.02
Net Realized and Unrealized Gains (Losses) on Investments                (6.38)          3.17      0.55
Total from Investment Activities........................                 (6.36)          3.20      0.57
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...................................                 (0.02)          -(b)      (0.01)
Net Realized Gains                                                       (2.82)          -         -
Total Dividends                                                          (2.84)          -(b)      (0.01)
NET ASSET VALUE, END OF PERIOD..........................               $ 4.56          $ 13.76   $ 10.56
TOTAL RETURN(c) (d)                                                      (51.89)%        30.32%    5.70%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ....................               $ 187,058       $ 249,236 $ 93,712
Net Investment Income(e) ...............................                 0.86%           0.40%     0.32%
Expenses Before Reductions(e) (f) ......................                 1.95%           1.96%     2.53%
Expenses Net of Reductions(e) ..........................                 1.66%           1.65%     1.55%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)    1.67%           1.65%     1.55%
Portfolio Turnover Rate(d) (h) .........................                 158.76%         192.53%   36.16%

(a) Period from commencement of operations.
(b) Amount less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.
(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      174

FINANCIAL HIGHLIGHTS



AZL SMALL CAP STOCK INDEX FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                  YEAR ENDED DECEMBER 31, 2008  MAY 1, 2007 TO DECEMBER 31, 2007(A)
NET ASSET VALUE, BEGINNING OF PERIOD............................. $ 9.27                         $10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....................................   0.03                          0.04
Net Realized and Unrealized Gains/(Losses) on Investments........   (2.90)                        (0.63)
Total from Investment Activities.................................   (2.87)                        (0.59)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............................................   (0.03)                        (0.05)
Net Realized Gains                                                  (0.01)                        (0.09)
Total Dividends                                                     (0.04)                        (0.14)
NET ASSET VALUE, END OF PERIOD................................... $ 6.36                         $9.27
TOTAL RETURN(b) (c)                                                 (30.94)%                      (5.83)%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .............................. $ 119,265                      $22,061
Net Investment Income/(Loss)(d) .................................   1.09%                         0.73%
Expenses Before Reductions(d) (e) ...............................   0.77%                         0.87%
Expenses Net of Reductions(d) ...................................   0.60%                         0.58%
Portfolio Turnover Rate(c) ......................................   89.22%                        19.08%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                         YEAR ENDED DECEMBER 31,      APRIL 29, 2005 TO DECEMBER 31,
                                                                         2008       2007      2006      2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD...........                        $ 12.90    $ 12.50   $ 11.23   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ..................                          (0.04)     (0.08)    (0.03)    (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments                (4.96)     0.83      1.30      1.24
Total from Investment Activities...............                          (5.00)     0.75      1.27      1.23
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains                                                       (2.04)     (0.35)    -         -
Total Dividends                                                          (2.04)     (0.35)    -         -
NET ASSET VALUE, END OF PERIOD.................                        $ 5.86     $ 12.90   $ 12.50   $ 11.23
TOTAL RETURN(b) (c)                                                      (43.35)%   6.07%     11.31%    12.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ............                        $ 36,237   $ 62,425  $ 94,669  $ 45,548
Net Investment Income/(Loss)(d) ...............                          (0.54)%    (0.47)%   (0.23)%   (0.22)%
Expenses Before Reductions(d) (e) .............                          1.26%      1.23%     1.24%     1.35%
Expenses Net of Reductions(d) .................                          1.26%      1.23%     1.23%     1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)    1.26%      1.23%     1.24%     N/A
Portfolio Turnover Rate(c) ....................                          225.56%    239.53%   94.34%    83.87%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      175

FINANCIAL HIGHLIGHTS





AZL VAN KAMPEN EQUITY AND INCOME FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                       YEAR ENDED DECEMBER 31,           MAY 3, 2004 TO DECEMBER 31,
                                                  2008       2007      2006      2005      2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD..          $ 12.57    $ 12.68   $ 11.58   $ 10.86   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........            0.34       0.26      0.19      0.14      0.05
Net Realized and Unrealized
Gains/(Losses) on Investments.........            (3.25)     0.13      1.24      0.59      0.86
Total from Investment Activities......            (2.91)     0.39      1.43      0.73      0.91
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................            (0.30)     (0.20)    (0.12)    -         (0.05)
Net Realized Gains                                (0.36)     (0.30)    (0.21)    (0.01)    -
Total Dividends                                   (0.66)     (0.50)    (0.33)    (0.01)    (0.05)
NET ASSET VALUE, END OF PERIOD........          $ 9.00     $ 12.57   $ 12.68   $ 11.58   $ 10.86
TOTAL RETURN(b) (c)                               (23.92)%   3.07%     12.52%    6.75%     9.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...          $ 135,765  $ 244,193 $ 224,971 $ 162,671 $ 81,218
Net Investment Income/(Loss)(d) ......            2.37%      2.05%     2.00%     1.55%     1.40%
Expenses Before Reductions(d) (e) ....            1.13%      1.11%     1.11%     1.18%     1.22%
Expenses Net of Reductions(d) ........            1.07%      1.06%     1.08%     1.18%     1.20%
Portfolio Turnover Rate(c) ...........            59.48%     69.49%    55.05%    46.94%    44.65%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                          YEAR ENDED DECEMBER 31,   MAY 1, 2006 TO DECEMBER 31,
                                                            2008            2007      2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 10.93         $ 12.08   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...........................    0.13            0.13      0.05
Net Realized and Unrealized Gains/(Losses) on Investments   (4.91)          (1.17)    2.12
Total from Investment Activities........................    (4.78)          (1.04)    2.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...................................    (0.16)          (0.06)    (0.07)
Net Realized Gains                                          (0.53)          (0.05)    (0.02)
Total Dividends                                             (0.69)          (0.11)    (0.09)
NET ASSET VALUE, END OF PERIOD..........................  $ 5.46          $ 10.93   $ 12.08
TOTAL RETURN(b) (c)                                         (45.83)%        (8.68)%   21.66%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .....................  $ 88,600        $ 157,039 $ 134,713
Net Investment Income/(Loss)(d) ........................    1.70%           1.07%     1.00%
Expenses Before Reductions(d) (e) ......................    1.43%           1.37%     1.45%
Expenses Net of Reductions(d) ..........................    1.36%           1.35%     1.33%
Portfolio Turnover Rate(c) .............................    45.59%          46.22%    10.75%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      176

FINANCIAL HIGHLIGHTS



AZL VAN KAMPEN GROWTH AND INCOME FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD..                             $ 12.95    $ 13.37   $ 12.36   $ 11.76   $ 10.37
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........                               0.24       0.22      0.15      0.10      0.09
Net Realized and Unrealized Gains/(Losses) on Investments            (4.31)     0.14      1.74      0.98      1.34
Total from Investment Activities......                               (4.07)     0.36      1.89      1.08      1.43
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................                               (0.24)     (0.18)    (0.10)    (0.04)    (0.04)
Net Realized Gains                                                   (0.69)     (0.60)    (0.78)    (0.44)    -
Total Dividends                                                      (0.93)     (0.78)    (0.88)    (0.48)    (0.04)
NET ASSET VALUE, END OF PERIOD........                             $ 7.95     $ 12.95   $ 13.37   $ 12.36   $ 11.76
TOTAL RETURN(a)                                                      (32.86)%   2.64%     15.90%    9.24%     13.82%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...                             $ 159,898  $ 327,862 $ 370,723 $ 315,538 $ 229,249
Net Investment Income/(Loss) .........                               1.71%      1.39%     1.34%     1.02%     0.87%
Expenses Before Reductions(b) ........                               1.12%      1.09%     1.16%     1.20%     1.21%
Expenses Net of Reductions............                               1.00%      0.99%     1.09%     1.18%     1.17%
Expenses Net of Reductions, excluding Expenses Paid Indirectly(c)    1.03%      1.00%     1.10%     1.20%     N/A
Portfolio Turnover Rate...............                               39.96%     25.25%    29.83%    40.15%    53.80%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.

AZL VAN KAMPEN INTERNATIONAL EQUITY FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD..                             $ 19.57    $ 18.14   $ 15.46   $ 13.88   $ 12.37
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .........                               0.46       0.35      0.16      0.08      0.08
Net Realized and Unrealized Gains/(Losses) on Investments            (5.80)     1.42      3.09      1.54      1.43
Total from Investment Activities......                               (5.34)     1.77      3.25      1.62      1.51
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.................                               (0.34)     -         (0.25)    -         -
Net Realized Gains                                                   (1.12)     (0.34)    (0.32)    (0.04)    -
Total Dividends                                                      (1.46)     (0.34)    (0.57)    (0.04)    -
NET ASSET VALUE, END OF PERIOD........                             $ 12.77    $ 19.57   $ 18.14   $ 15.46   $ 13.88
TOTAL RETURN(a)                                                      (28.56)%   9.82%     21.25%    11.64%    12.21%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...                             $ 207,351  $ 413,382 $ 391,610 $ 255,583 $ 122,818
Net Investment Income/(Loss) .........                               2.31%      1.71%     1.31%     1.19%     0.80%
Expenses Before Reductions(b) ........                               1.35%      1.32%     1.32%     1.42%     1.48%
Expenses Net of Reductions............                               1.29%      1.32%     1.32%     1.42%     1.44%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)    1.30%      1.32%     1.32%     1.42%     N/A
Portfolio Turnover Rate...............                               27.13%     31.26%    19.43%    16.33%    9.40%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      177

FINANCIAL HIGHLIGHTS



AZL VAN KAMPEN MID CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                YEAR ENDED DECEMBER 31,
                                                                     2008       2007      2006      2005      2004
NET ASSET VALUE, BEGINNING OF PERIOD.                              $ 15.59    $ 13.48   $ 12.75   $ 10.95   $ 9.35
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ........                                -(a)       0.03      -(a)      (0.05)    (0.06)
Net Realized and Unrealized Gains/(Losses) on Investments            (7.01)     2.89      1.14      1.97      1.99
Total from Investment Activities.....                                (7.01)     2.92      1.14      1.92      1.93
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income................                                (0.03)     -(a)      -         -         -
Net Realized Gains                                                   (1.69)     (0.81)    (0.41)    (0.12)    (0.33)
Return of Capital                                                    (0.01)     -         -         -         -
Total Dividends                                                      (1.73)     (0.81)    (0.41)    (0.12)    (0.33)
NET ASSET VALUE, END OF PERIOD.......                              $ 6.85     $ 15.59   $ 13.48   $ 12.75   $ 10.95
TOTAL RETURN(b)                                                      (48.52)%   22.19%    9.21%     17.54%    21.23%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..                              $ 229,647  $ 559,566 $ 305,006 $ 228,828 $ 90,010
Net Investment Income/(Loss) ........                                (0.07)%    0.31%     0.04%     (0.63)%   (0.77)%
Expenses Before Reductions(c)........                                1.15%      1.18%     1.21%     1.30%     1.32%
Expenses Net of Reductions...........                                1.10%      1.12%     1.16%     1.24%     1.27%
Expenses Net of Reductions, excluding expenses paid indirectly(d)    1.11%      1.14%     1.18%     1.30%     N/A
Portfolio Turnover Rate..............                                41.17%     72.41%    70.25%    83.78%    123.60%

(a) Amount less than $0.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly, pursuant to a "commission recapture" program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial
    Statements.


    The Allianz Variable Insurance Products Trust - Prospectus
                         - April 30, 2010
                                      178

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Money Market Fund, during its last fiscal year.

PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

SHAREHOLDER  Contact a broker or investment adviser that sells products Contact the Funds Access the Allianz Life website at:
REPORTS AND  that offer the Funds.                                      at:               HTTPS://WWW.ALLIANZLIFE.COM
THE SAI                                                                 3435 STELZER
                                                                        ROAD, COLUMBUS,
                                                                        OHIO 43219
                                                                        (TOLL-FREE) 1-
                                                                        877-833-7113
PROXY VOTING Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
RECORDS

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-09491






                                 PART B - SAI
                              _____________________

                      STATEMENT OF ADDITIONAL INFORMATION


AZL[R] AIM INTERNATIONAL EQUITY FUND
AZL[R] BLACKROCK CAPITAL APPRECIATION FUND
AZL[R] COLUMBIA MID CAP VALUE FUND
AZL[R] COLUMBIA SMALL CAP VALUE FUND
AZL[R] DAVIS NY VENTURE FUND
AZL[R] DREYFUS EQUITY GROWTH FUND
(FORMERLY AZL[R] DREYFUS FOUNDERS EQUITY GROWTH FUND)
AZL[R] EATON VANCE LARGE CAP VALUE FUND
(FORMERLY AZL[R] VAN KAMPEN COMSTOCK FUND)
AZL[R] ENHANCED BOND INDEX FUND
AZL[R] FRANKLIN SMALL CAP VALUE FUND
AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
AZL[R] GATEWAY FUND
AZL[R] INTERNATIONAL INDEX FUND
AZL[R] JPMORGAN U.S. EQUITY FUND
 AZL[R] MFS INVESTORS TRUST FUND
(FORMERLY AZL[R] JENNISON 20/20 FOCUS FUND
AZL[R] MID CAP INDEX FUND
AZL[R] MONEY MARKET FUND
AZL[R] NACM INTERNATIONAL GROWTH FUND
AZL[R] NFJ INTERNATIONAL VALUE FUND
AZL[R] OCC GROWTH FUND
AZL[R] OCC OPPORTUNITY FUND
AZL[R] RUSSELL 1000 GROWTH INDEX FUND
AZL[R] RUSSELL 1000 VALUE INDEX FUND
AZL[R] S&P 500 INDEX FUND
AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND
AZL[R] SMALL CAP STOCK INDEX FUND
AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND
AZL[R] VAN KAMPEN EQUITY AND INCOME FUND
AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND
AZL[R] VAN KAMPEN GROWTH AND INCOME FUND
AZL[R] VAN KAMPEN INTERNATIONAL EQUITY FUND
(FORMERLY AZL[R] VAN KAMPEN GLOBAL FRANCHISE FUND)
AZL[R] VAN KAMPEN MID CAP GROWTH FUND

                                EACH A "FUND" OF
            ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                 APRIL 30, 2010
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 30, 2010, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.






The Allianz Variable Insurance Products Trust - SAI -
                                 April 30, 2010

                               TABLE OF CONTENTS
HISTORY OF THE TRUST..............4
INVESTMENT STRATEGIES AND POLICIES5
  The Funds.......................5
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES9
  Alternative Strategies and Unregistered Investment Pools9
  Bank Obligations................9
  Commercial Paper...............10
  Common Stocks..................10
  Convertible Securities.........10
  Corporate Debt Securities......10
  Delayed Funding Loans and Revolving Credit Facilities12
  Derivative Instruments.........12
  Event-Linked Exposure..........13
  Foreign Currency Options and Futures Transactions14
  Foreign Securities.............14
  Forward Foreign Currency Exchange Contracts16
  Futures........................17
  Futures and Options Investment Risks17
  Guaranteed Investment Contracts18
  Illiquid Securities............18
  Initial Public Offerings.......18
  Investment Company Securities..18
  Lending of Portfolio Securities19
  Loan Participations and Assignments20
  Mortgage - Related Securities..20
  Options........................22
  Preferred Stocks...............23
  Real Estate Investment Trusts (REITs)23
  Repurchase Agreements..........23
  Reverse Repurchase Agreements and Dollar Roll Agreements24
  Risks of Techniques Involving Leverage24
  Short Sales Against the Box....25
  Small Company Stocks...........25
  Special Situation Companies....25
  Structured Notes...............26
  Swap Agreements................26
  Taxable and Tax Exempt Municipal Securities27
  U.S. Government Obligations....28
  Variable and Floating Rate Demand and Master Demand Notes28
  Warrants and Rights............28
  When-Issued and Delayed Delivery Securities29
  Zero Coupon and Pay-In-Kind Securities29
INVESTMENT RESTRICTIONS..........30
  Portfolio Turnover.............32
OTHER FUND POLICIES..............32
  Disclosure of Portfolio Holdings32
  Net Asset Value................33
  Valuation of the Money Market Fund33
  Valuation of the Non-Money Market Funds34
  Redemption in Kind.............34
MANAGEMENT OF THE TRUST..........35
  Trustees and Officers..........35
  Trustee Holdings...............41
  Control Persons and Principal Holders of Securities42
  The Manager....................43
  The Subadvisers................48
  BlackRock Capital Management, Inc.52
  BlackRock Financial Management, Inc.53
  BlackRock Institutional Management Corporation53
  BlackRock Investment Management, LLC53
  Davis Selected Advisers. L.P...53
  The Dreyfus Corporation........53
  Eaton Vance Management.........53
  Franklin Advisers, Inc.........53
  Franklin Advisory Services, LLC53
  Franklin Mutual Advisers, LLC..54
  Gateway Investment Advisers, Inc.54
  Invesco Advisers, Inc..........54
  J.P. Morgan Investment Management Inc.54
  Massachusetts Financial Services Company54
  NFJ Investment Group LLC.......54
  Nicholas-Applegate Capital Management LLC54
  Oppenheimer Capital LLC........54
  RiverSource Investments, LLC...55
  Schroder Investment Management North America Inc.55
  Templeton Global Advisors Limited55
  Turner Investment Partners, Inc.55
  Van Kampen Asset Management....55
  Other Managed Accounts.........55
  Potential Material Conflicts of Interest60
  Portfolio Manager Compensation.60
  Portfolio Manager Ownership of Securities in the Funds75
  Affiliated Persons.............75
  Portfolio Transactions.........75
  Affiliated Brokers.............76
  Administrator, Transfer Agent, and Fund Accountant79
  Distributor....................81
  Custodian......................84
  Independent Registered Public Accounting Firm84
  Legal Counsel..................84
  Codes of Ethics................85
  Licensing Arrangements.........85
ADDITIONAL INFORMATION...........85
  Description of Shares..........85
  Vote of a Majority of the Outstanding Shares87
  Additional Tax Information.....87
  Performance Information........91
  Yields of the Money Market Fund91
  Yields of the Non-Money Market Funds92
  Calculation of Total Return....92
  Miscellaneous..................92
  Financial Statements...........93
  Proxy Voting Policies and Procedures93
APPENDIX A.......................94
  Commercial Paper Ratings.......94
  Corporate and Long-Term Debt Ratings96
APPENDIX B - PROXY VOTING POLICIES99
  Allianz Variable Insurance Products Trust99
  Allianz Investment Management LLC101
  BlackRock.....................104
  Columbia Management Advisors, LLC113
  Davis Selected Advisers, LP...128
  Dreyfus Corporation - Mellon Financial Corporation133
  Eaton Vance Management........136
  Franklin Templeton............141
  Invesco Aim Capital Management, Inc.148
  JPMorgan Asset Management.....153
  Massachusetts Financial Services Company167
  Nicholas-Applegate Capital Management LLC175
  NFJ Investment Group LLC......185
  Oppenheimer Capital LLC.......188
  Schroder Investment Management North America, Inc.192
  Turner Investment Partners, Inc.200
  Morgan Stanley Investment Management202




                                       2
The Allianz Variable Insurance Products Trust - SAI -
                                 April 30, 2010

HISTORY OF THE TRUST
The Trust is an open-end investment management company organized in July 1999 as a Delaware business trust comprised of 31 separate investment portfolios, 30 of which are classified as "diversified" and one of which is classified as "non-diversified" within the meaning of the 1940 Act. The non-diversified fund is the AZL Van Kampen Global Real Estate Fund. The Trust currently offers 30 variable net asset value funds and one money market fund.


The following Funds (Subadvisers) changed effective on the following dates:

DATE              CURRENT FUND NAME (SUBADVISOR)             PREVIOUS FUND NAME (SUBERVISOR)
September 1, 2009 AZL Dreyfus Equity Growth Fund             AZL Dreyfus Equity Growth Fund
                  (The Dreyfus Corporation)                  (Founders Asset Management LLC)
October 26, 2009  AZL Eaton Vance Large Cap Value Fund       AZL Van Kampen Comstock Fund
                  (Eaton Vance Management)                   (Van Kampen Asset Management)
October 26, 2009  AZL MFS Investors Trust Fund               AZL Jennison 20/20 Focus Fund
                  (Massachusetts Financial Services Company) (Jennison Associates LLC)
October 26, 2009  AZL S&P 500 Index Fund                     AZL S&P 500 Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Small Cap Stock Index Fund             AZL Small Cap Stock Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Van Kampen International Equity Fund   AZL Van Kampen Global Franchise Fund
                  (Van Kampen Asset Management)              (Van Kampen Asset Management)
March 31, 2010    AZL Columbia Mid Cap Value Fund            AZL Columbia Mid Cap Value Fund
                  AZL Columbia Small Cap Value Fund          AZL Columbia Small Cap Value Fund
                  (RiverSource Investments, LLC)             (Columbia Management Advisors, LLC)


At a Special Meeting of Shareholders held on October 21, 2009, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Under the Plan, effective October 26, 2009, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities. As a result of the Reorganizations, the Acquired Funds are no longer available.


Acquired Funds                                 Acquiring Funds
AZL BlackRock Growth Fund                      AZL BlackRock Capital Appreciation Fund
AZL Columbia Technology Fund                   AZL BlackRock Capital Appreciation Fund
AZL First Trust Target Double Play Fund        AZL S&P 500 Index Fund
AZL JPMorgan Large Cap Equity Fund             AZL JPMorgan U.S. Equity Fund
AZL NACM International Fund                    AZL International Index Fund
AZL Oppenheimer Global Fund                    AZL Van Kampen International Equity Fund (formerlyAZL Van Kampen Global Franchise
                                               Fund)
AZL Oppenheimer International Growth Fund      AZL AIM International Equity Fund
AZL PIMCO Fundamental IndexPLUS Total Return   AZL S&P 500 Index Fund
Fund
AZL Schroder International Small Cap Fund      AZL International Index Fund
AZL TargetPLUS Balanced Fund                   AZL Balanced Index Strategy Fund[(1)]
AZL TargetPLUS Equity Fund                     AZL S&P 500 Index Fund
AZL TargetPLUS Growth Fund                     AZL Growth Index Strategy Fund[(1)]
AZL TargetPLUS Moderate Fund                   AZL Growth Index Strategy Fund[(1)]


     (1)The AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund are series of the Allianz Variable Insurance Products Fund of Funds Trust and are offered by the prospectus for that Trust dated April 27, 2009.

The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.




                                       3
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                                April 30, 2010

INVESTMENT STRATEGIES AND POLICIES
THE FUNDS
AZL AIM International Equity Fund ("AIM International Equity Fund")

AZL BlackRock Capital Appreciation Fund ("BlackRock Capital Appreciation Fund")

AZL Columbia Mid Cap Value Fund ("Columbia Mid Cap Value Fund")

AZL Columbia Small Cap Value Fund ("Columbia Small Cap Value Fund")

AZL Davis NY Venture Fund ("Davis NY Venture Fund")

AZL Dreyfus Equity Growth Fund ("Dreyfus Equity Growth Fund")

AZL Eaton Vance Large Cap Value Fund ("Eaton Vance Large Cap Value Fund")

AZL Enhanced Bond Index Fund ("Enhanced Bond Index Fund")

AZL Franklin Small Cap Value Fund ("Franklin Small Cap Value Fund")

AZL Franklin Templeton Founding Strategy Plus Fund ("Franklin Templeton Founding Strategy Plus Fund")

AZL Gateway Fund ("Gateway Fund")

AZL International Index Fund ("International Index Fund")

AZL JPMorgan U.S. Equity Fund ("JPMorgan U.S. Equity Fund")

AZL MFS Investors Trust Fund ("MFS Investors Trust Fund")

AZL Mid Cap Index Fund ("Mid Cap Index Fund")

AZL Money Market Fund ("Money Market Fund")

AZL NACM International Growth Fund ("NACM International Growth Fund")

AZL NJF International Value Fund ("NFJ International Value Fund")

AZL OCC Growth Fund ("OCC Growth Fund")

AZL OCC Opportunity Fund ("OCC Opportunity Fund")

AZL Russell 1000 Growth Index Fund ("Russell 1000 Growth Index Fund")

AZL Russell 1000 Value Index Fund ("Russell 1000 Value Index Fund")

AZL S&P 500 Index Fund ("S&P 500 Index Fund")

AZL Schroder Emerging Markets Equity Fund ("Schroder Emerging Markets Equity Fund")

AZL Small Cap Stock Index Fund ("Small Cap Stock Index Fund")

AZL Turner Quantitative Small Cap Growth Fund ("Turner Quantitative Small Cap Growth Fund")

AZL Van Kampen Equity and Income Fund ("VK Equity and Income Fund")

AZL Van Kampen Global Real Estate Fund ("VK Global Real Estate Fund")

AZL Van Kampen Growth and Income Fund ("VK Growth and Income Fund")

AZL Van Kampen International Equity Fund ("VK International Equity Fund")

AZL Van Kampen Mid Cap Growth Fund ("VK Mid Cap Growth Fund")




                                       4
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

TEMPORARY, DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies - Bank Obligations," "- Commercial Paper," "- Variable and Floating Rate Demand and Master Demand Notes," "- U.S. Government Obligations," "- Corporate Debt Securities" and "- Repurchase Agreements").

SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
In addition to the information shown under "Additional Information on Portfolio Instruments and Investment Policies" and the information in the section "Investment Restrictions" in this SAI, the following sets forth specific non-fundamental investment restrictions for certain Funds.

AIM INTERNATIONAL EQUITY FUND. The Fund may invest in equity and debt securities issued by REITs. The Fund's investment in REITs will not exceed 15% of the total assets of the Fund. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

BLACKROCK CAPITAL APPRECIATION FUND. The Fund may invest up to 20% of its net assets in securities that are not issued by mid- or large-sized companies, including debt securities and stocks issued by small-sized companies.


COLUMBIA SMALL CAP VALUE FUND. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.


DAVIS NY VENTURE FUND. The Fund may not sell short more than 5% of its total assets. The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry group. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the Fund's total assets.

DREYFUS EQUITY GROWTH FUND. The Fund may invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed to be equivalent in quality to securities rated below investment grade; this 5% limitation does not apply to preferred stocks.

FRANKLIN SMALL CAP VALUE FUND. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies of the Fund. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options, and currency transactions. The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act. The Fund may not invest more than 5% of its assets in securities of issuers with less than three years' continuous operation, including the operations of any predecessor companies. The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund's net






                                       5
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010
assets would be invested in (i) securities that are not readily marketable or
(ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in above.

MONEY MARKET FUND. The Money Market Fund may invest in a broad range of short-term, high quality, U.S. Dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Fund may invest in: (a) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks); (b) high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody's or F-2 or higher by Fitch Investors Service, Inc. ("Fitch"), as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies; (c) unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Fund's Subadviser; (d) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables); (e) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts; (f) dollar-denominated securities issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities; (g) funding agreements issued by highly-rated U.S. insurance companies; (h) securities issued or guaranteed by state or local governmental bodies; (i) repurchase agreements relating to the above instruments; and (j) municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

All securities acquired by the Fund will be determined at the time of purchase by the Funds' Subadviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.


S&P 500 INDEX FUND. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 20% of the voting securities of any single issuer.

SMALL CAP STOCK INDEX FUND. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 20% of the voting securities of any single issuer.

TURNER QUANTITATIVE SMALL CAP GROWTH FUND. The Fund may invest up to 20% of its net assets for investment purposes in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Growth Index. The Fund may invest up to 15% of its total assets in equity securities of foreign issuers.


VK EQUITY AND INCOME FUND. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities.





                                       6
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

VK GLOBAL REAL ESTATE FUND. The Fund shall not concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. The Fund shall not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and options on futures contracts transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in regulations of the Commodities Futures Trading Commission), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures contracts, foreign currency futures contracts or related options.


VK INTERNATIONAL EQUITY FUND. The VK International Equity Fund may invest up to 5% of its assets in convertible securities that have been rated below investment grade (see "Additional Information on Portfolio Instruments and Investment Policies - Convertible Securities").





                                       7
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
INVESTMENT POLICIES
The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks for each Fund. As noted in the Prospectus, the Funds may also employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies of all of the Funds, certain matters described in this section may not apply to your Fund or Funds. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit.

ALTERNATIVE STRATEGIES AND UNREGISTERED INVESTMENT POOLS
The Funds are authorized to invest in certain unregistered investment pools.

The Manager may allocate up to 5% of the Funds' respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Manager may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

BANK OBLIGATIONS
Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.




                                       8
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

COMMERCIAL PAPER
Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a foreign corporation.

COMMON STOCKS
Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock - i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

Certain Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will invest in synthetic convertibles only with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer





                                       9
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010
to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o Greater credit risk - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o Reduced liquidity - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o Lack of historical data - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pools of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. Collateralized mortgage obligations ("CMOs") are another type of CDO in which some Funds may invest. For more information on CMOs, see the discussion under "Mortgage-Related Securities" later in this section.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline





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in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS
Certain Funds (other than the Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the SEC, the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust's daily marked to market (net) obligation, if any, (in other words, the Trust's daily net liability, if any) rather than the notional value.





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Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Certain Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
Certain Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.




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FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

Securities of companies with a foreign jurisdiction of legal organization may be deemed domestic securities if they are either headquartered in the U.S., their equity securities (or ADRs) trade primarily in the U.S., or their total revenues are derived primarily from the U.S.




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INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS
Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency





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risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT
Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.


The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. They may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Funds may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or expects to have portfolio exposure. The Funds may also engage in proxy hedging which is defined as






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




entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Fund's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the Fund to earmark or hold liquid securities or cash equal to the Fund's obligations in a segregated account throughout the duration of the contract. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the segregated securities declines, the Fund will add additional assets so that the amount is not less than the Fund's commitments under the Contracts.

If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FUTURES
Certain Funds (other than the Money Market Fund) may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Trust nor the Funds are deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Manager is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.





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GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES
Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in illiquid securities if, as a result, more than 15% (10% in the case of the Money Market Fund) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INITIAL PUBLIC OFFERINGS
A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer. A Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have an increased impact, either positive or negative, on a Fund's performance if the Fund's assets are relatively small. The impact of an IPO on a Fund's performance may tend to diminish as the Fund grows. In circumstances where investments in IPOs make a significant contribution to a Fund's performance, there can be no assurance that similar contributions from IPOs will continue in the future.

INVESTMENT COMPANY SECURITIES
The Funds may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the 1940 Act, a Fund may invest in securities issued by other investment companies, so





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that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. The foregoing restrictions do not apply to investments by the Funds in investment companies that are money market funds, including the Money Market Fund or another money market fund that has an affiliate of the Manager as an investment adviser. As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS
The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:
o "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.




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LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on its Subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

MORTGAGE - RELATED SECURITIES
Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the





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timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS
Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES
Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme





                                       20
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




case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

OPTIONS
Certain Funds (other than the Money Market Fund) may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which





                                       21
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such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

Certain Funds (other than the Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS (REITS)
Certain Funds may invest in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.




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REPURCHASE AGREEMENTS
Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Certain Funds may borrow money by entering into reverse repurchase agreements or dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased under a dollar roll agreement. The Funds do not consider a TBA (to be announced) trade, which is a forward mortgage-backed securities trade, to be a dollar roll since a TBA is a commitment to make a future purchase and does not involve deliverable securities. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the Fund's obligation. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Although reverse repurchase agreements and dollar roll agreements are excluded from the Funds' fundamental restriction against borrowing, they may, to some extent, involve the risk of leverage. See "Risks of Techniques Involving Leverage" below. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements or dollar roll agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash





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obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX
Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES
Certain Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline





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significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SWAP AGREEMENTS
Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or cash equivalents (such as U.S government securities, or high grade debt obligations), to limit any potential leveraging of the Fund's portfolio.

Credit Default Swaps: Certain Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.





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Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of





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municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

U.S. GOVERNMENT OBLIGATIONS
Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.





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Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Fund will segregate or "earmark" cash or assets determined to be liquid equal to the amount of the commitment.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.




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INVESTMENT RESTRICTIONS
FUNDAMENTAL RESTRICTIONS
The investment objective of any Fund, except the Money Market Fund, may be changed by the Board of Trustees without shareholder approval. The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Additional Information - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment restrictions described in the Prospectus or this Statement of Additional Information may be changed by the Board of Trustees.

No Fund may:
1.Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2.Invest in commodities, including commodity contracts, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. This restriction shall not prohibit the funds, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.
3.Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate (including REITs).
4.Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the VK Global Real Estate Fund may concentrate in equity securities of companies in the real estate industry, and with respect to all other Funds:
  (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
  (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
  (c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
  (d)personal credit and business credit businesses will be considered separate industries.



5.Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and securities issued by other investment companies, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.
  NOTE: The VK Global Real Estate Fund is not subject to these limitations since it is classified as non-diversified investment company. As a non-diversified investment company, the Fund is nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any




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




issuer (other than securities issued by the U.S. government, it agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The non-diversified Fund also will remain subject to these diversification requirements.
6.Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and polices and may lend portfolio securities in an amount not exceeding one-third of its assets.
7.Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
8.a) Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that a Fund may borrow from banks for temporary or emergency purposes, and then only up to 30% of its total assets at the time of borrowing, and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements at the time of borrowing.
  b) Mortgage, pledge, hypothecate, or remove any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets.
       As a non-fundamental policy, the following funds have more restrictive limits as follows:
       Money Market Fund         10% (with respect to 8a only)
       VK Equity and Income Fund 5%
       VK Global Real Estate Fund10% (with respect to 8b only)
     NOTE: As a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities which are segregated, held in escrow, or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.
     For purposes of the above investment restrictions, the Funds treat all supranational organizations as a single industry and each foreign government (all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

NON-FUNDAMENTAL RESTRICTIONS
In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1.Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with a Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2.Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Funds identified as being permitted to engage in short sales against the box in the preceding table labeled Type of Investment or Technique.
3.Purchase securities of companies for the purpose of exercising control. 4.Except as noted otherwise elsewhere in this SAI, invest more than 15% (10%
  with respect to the Money Market Fund, JPMorgan U.S. Equity Fund, and VK Equity and Income Fund) of its net assets in illiquid securities.
5.Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.




                                       30
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.


If a particular Fund changes subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new subadviser. For the year ended December 31, 2009, as reflected in the Financial Highlights section of the prospectus, (i) BlackRock Capital Appreciation Fund, Columbia Small Cap Value Fund, and JPMorgan U.S. Equity Fund experienced significant variation in their turnover rates due to subadviser changes which took place on November 24, 2008, September 22, 2008, and January 26, 2009, respectively; (ii) OCC Opportunity Fund experienced significant variation in turnover rates because the Fund takes advantage of the volatility of the market place to adjust positions actively based upon price targets in order to maximize risk/reward and alpha generation over the long term; (iii) Dreyfus Equity Growth Fund experienced significant variation in turnover rates due to the sharp increase in market volatility experienced in 2008, and the resulting repositioning of the Fund's portfolio (iv) Schroder Emerging Markets Equity Fund experienced significant variation in turnover rates due to the recent extreme volatile market conditions; and (v) Turner Quantitative Small Cap Growth Fund experienced significant variation in turnover rates because the fund portfolio utilizes a quantitative approach that in volatile markets seeks to buy stocks which rank highly within the model and sell those which rank poorly.



OTHER FUND POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Investment Management LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Approximately 21 to 45 days after the end of each quarter, the Funds' distributor posts on the Funds' website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund's top holdings (generally, the top 10 to 15 holdings) at quarter-end. Information concerning the target allocation of the Funds' assets to the various Permitted Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds' website one day prior to the use of such printed materials.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as is typically provided for other rated mutual





                                       31
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                                April 30, 2010
funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Investment Management LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Funds' administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust. The Fund's independent registered public accountant also has access from time to time to the Fund's portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

There is no assurance that the Funds' policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.

Additional Purchase and Redemption Information

The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, Allianz Life Financial Services, LLC (the "Distributor "or "ALFS"), an affiliate of the Manager, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information - Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market





                                       32
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




quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS
Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities of sufficient credit quality with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.


Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. The value of the foreign securities held by the following Funds is currently determined daily with the assistance of a pricing service: AIM International Equity Fund, Davis NY Venture Fund, International Index Fund, NFJ International Fund, NACM International Growth Fund, Schroder Emerging Markets Equity Fund, VK Global Real Estate Fund, and VK International Equity Fund. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.


All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.




                                       33
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the VIP Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust"). The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The chairman of the Board of Trustees is Jeffrey Kletti who is an "interested person" of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz. The Trust does not have a lead independent (non-"interested") trustee. The Board of Trustees has not found it necessary to create a lead independent trustee because the members of the Board of Trustees, including the independent trustees, have been satisfied with the effectiveness of the existing structure of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board of Trustees presently is composed of nine members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. All of the independent trustees have served on the Board of Trustees for at least three years; two independent trustees have served for over ten years.

As reflected below, the chairs and membership of the Audit, Investment and Nominating and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Trust's Manager and subadvisers and the selection and nomination of candidates to the Board of Trustees.

The independent trustees regularly communicate with Mr. Kletti regarding matters of interest or concern to them, and the independent trustees participate in developing agenda items for Board meetings. The Board of Trustees meets in person approximately five times each year and by telephone at other times. At each in-person meeting, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust.

The Board of Trustees is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment committees, supervises the Trust's accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Trust's Manager and subadvisers. The Board of Trustees regularly receives detailed reports from, and has opportunity to question representatives of, the Trust's Chief Compliance Officer, the Trust's independent audit firm, and the Trust's administrator. The Chief Compliance Officer's reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board of Trustees also periodically receives reports, in person or by telephone, from various subadvisers.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
o  The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Reeds serves as chairman of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.
o The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McLean serve as co-chairmen of the Nominating and Corporate Governance Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.
o  The Nominating and Corporate Governance Committee, made up of Mr.
  Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Ms. Ettestad and Ms. Leonardi serve as co-chairpersons of the Investment Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the



                                       34
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                                April 30, 2010

Board of Trustees.  The Nominating Committee does not consider nominees recommended by shareholders of the Trust.
o  The Valuation and Investment Policy Committee, made up of Mr. Kletti,
  Darin Egbert, Brian Muench, Michael J. Tanski, Bradley K. Quello, Jeremy Smith and David Teske met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Pricing Subcommittee of the Valuation and Investment Policy Committee determines the fair value of illiquid and other holdings.





                                       35
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




The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:


NON-INTERESTED TRUSTEES[(1)]
NAME,         POSITIONS     TERM OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE[(2)]/                                                                     PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ     LENGTH OF                                                                       OVERSEEN    HELD OUTSIDE
               VIP AND    TIME SERVED                                                                     FOR ALLIANZ      THE
               VIP FOF                                                                                    VIP AND VIP  FUND COMPLEX
                TRUST                                                                                      FOF TRUST  DURING PAST 5
                                                                                                                          YEARS
Peter R.       Trustee    Since 2/07   Managing Director iQ Venture Partners, Inc.; EVP Northstar             39         HFH Fund
Burnim,                                Companies 2002-2005; Senior Officer Citibank and Citicorp for over             Boards, Argus
Age 635701                             25 years. Sterling Centrecorp, Inc. Board; Highland Financial                  International
Golden Hills                           Holdings Boards.                                                                Life Boards
Drive
Minneapolis,
MN  55416
Peggy L.       Trustee    Since 2/07   Managing Director, Red Canoe Management Consulting LLC, Senior         39      Regent, Luther
Ettestad, Age                          Managing Director, Residential Capital LLC 2003-2008; Chief                       College
525701 Golden                          Operations Officer, Transamerica Reinsurance 2002-2003
Hills Drive
Minneapolis,
MN  55416
Roger          Trustee    Since 10/99  Retired; Partner of Accenture from 1983 to August 1999.                39         Phoenix
Gelfenbien,                                                                                                             Companies,
Age 665701                                                                                                             Edge Series
Golden Hills                                                                                                           Mutual Funds
Drive                                                                                                                   (32 Funds)
Minneapolis,
MN  55416
Claire R.      Trustee    Since 2/04   General Partner of Fairview Capital, L.P., a venture capital fund-     39      University of
Leonardi, Age                          of-funds, 9/94 to present.                                                       CT Health
545701 Golden                                                                                                             Center
Hills Drive
Minneapolis,
MN  55416
Dickson W.     Trustee    Since 2/04   Director of Sales, Lifetouch National School Studios, 2006 to          39           None
Lewis, Age                             present. Vice President/ General Manager of Jostens, Inc., a
615701 Golden                          manufacturer of school products, 2002 to 2006; Senior Vice
Hills Drive                            President of Fortis Group, a Life insurance and Securities
Minneapolis,                           company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.
MN  55416
Peter W.       Trustee    Since 2/04   Retired; President and CEO of Measurisk, LLC, a market risk            39          Cyrus
McClean, Age                           information company, 2001 to 2003; Chief Risk Management Officer               Reinsurrance,
665701 Golden                          at Bank Of Bermuda Ltd., April 1996 to August 2001.                            PNMAC Mortgage
Hills Drive                                                                                                            Opportunity
Minneapolis,                                                                                                            Fund LLC,
MN  55416                                                                                                                 Energy
                                                                                                                       Capital, LLC
                                                                                                                         Advisory
                                                                                                                      Board, Family
                                                                                                                          Health
                                                                                                                      International
Arthur C.      Trustee    Since 10/99  Retired Senior Investment Officer, Hartford Foundation for Public      39       Connecticut
Reeds  III,                            Giving from September 2000 to January, 2003; Chairman, Chief                   Water Service,
Age 665701                             Executive and President of Conning Corp., a money manager, from                     Inc.
Golden Hills                           September 1999 to March 2000; Investment Consultant from 1997 to
Drive                                  September 1999.
Minneapolis,
MN  55416







                                       36
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

INTERESTED TRUSTEES[(3)]
NAME,         POSITIONS   TERM OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE**/                                                                        PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ   LENGTH OF                                                                         OVERSEEN    HELD OUTSIDE
               VIP AND      TIME                                                                          FOR ALLIANZ      THE
               VIP FOF     SERVED                                                                         VIP AND VIP  FUND COMPLEX
                TRUST                                                                                      FOF TRUST  DURING PAST 5
                                                                                                                          YEARS
Jeffrey        Chairman  Since 2/04 President, Allianz Investment Management LLC, 2005  to present;           39           None
Kletti, Age     of the              formerly Senior Vice President, 2000 to 2005.
445701 Golden Board and
Hills Drive   President
Minneapolis,
MN  55416
Robert         Trustee   Since 3/08 President, Allianz Life Financial Services, LLC, March 2007 to            39           None
DeChellis,                          present, formerly Sr VP of Marketing and Product Innovation July 2006
Age 435701                          to March 2007; Executive Vice President, Travelers Life from October
Golden Hills                        2004 to December 2005; Executive Vice President, Jackson National
Drive                               Life Distributors, Inc. from August 2002 to October 2004.
Minneapolis,
MN  55416


The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board of Trustees of the Trust:

MR. BURNIM brings to the Board of Trustees nearly 40 years of experience in management and director positions in the financial services industry. Mr. Burnim's management experience includes over 25 years in various senior management positions for Citibank/Citicorp's Corporate and Investment banking sectors and approximately ten years as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board of Trustees his considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.

MS. ETTESTAD brings to the Board of Trustees nearly 20 years of senior management experience, including over ten years of experience in senior management positions specifically at insurance providers and other financial service firms. Ms. Ettestad's subject matter expertise includes creation and analysis of financial systems and design and implementation of Sarbanes Oxley compliance and control processes, both directly applicable to the Board's supervision of the Trust's finance and compliance functions.

MR. GELFENBIEN brings to the Board of Trustees nearly 20 years of experience as partner and managing partner at Anderson Consulting (now Accenture), where his clients included governments, insurance companies and banks. Mr. Gelfenbien also has substantial board experience, including service on the boards of the Phoenix Companies, Edge Series Mutual Funds, and Webster Bank, as well as on the University of Connecticut Board of Trustees. Mr. Gelfenbien therefore brings to the Board of Trustees his considerable knowledgeable of the mutual fund and insurance industries in which the Trust functions and his knowledge of Board governance matters.

MS. LEONARDI brings to the Board of Trustees nearly 30 years of senior management experience, including over 15 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children's Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledgeable of the securities and insurance industries in which the Trust functions and in Board governance matters.

MR. LEWIS brings to the Board of Trustees over 35 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board experience with for profit and nonprofit organizations, including 15 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledgeable of Board governance matters.





                                       37
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

MR. MCCLEAN brings to the Board of Trustees nearly 30 years of experience in senior management positions at various companies, including, most recently, approximately seven years as Managing Director at a private firm providing risk management and strategic planning advice to clients, including major financial services firms. Mr. McClean also has significant prior board experience with a variety of companies, including Cyrus Reinsurance, PNMAC Mortgage Opportunity Fund LLC and Energy Capital, LLC. Mr. McClean therefore brings considerable knowledgeable of Board governance matters.

MR. REEDS brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including nine years as Chief Investment Officer. Mr. Reeds also served as Chief Executive Officer of Conning Corporation (an investment bank) for the six months before its sale to Metropolitan Life. Mr. Reeds' prior board service includes Conning Corporation, Connecticut Water Service and Lyme Academy College of Fine Arts. Mr. Reeds therefore brings to the Board, and to his role as the Board's audit committee financial expert, considerable experience in the securities industry and Board governance matters and considerable knowledge in investments.

MR. KLETTI has been employed by the Trust's Manager for ten years as President and, previously, Senior Vice President. Mr. Kletti brings to the Board of Trustees not only his significant expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds and subadvisers of the Trust.

MR. DECHELLIS has been employed for nearly four years as President and, previously, as a Senior Vice President of the Trust's distributor, which is also the distributor of the Allianz Life variable insurance products through which the Trust is offered and sold. Mr. DeChellis has served in senior management positions for several years at various other insurance companies. Mr. DeChellis brings to the Board of Trustees not only his significant expertise in variable insurance product and mutual fund distribution, but also his day-to-day working knowledge of the strategic direction of Allianz Life and its variable insurance products.

OFFICERS
NAME, ADDRESS, AND AGE   POSITIONS HELD     TERM OF                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                        WITH ALLIANZ VIP OFFICE[(2)]/
                          AND VIP FOF      LENGTH OF
                             TRUST        TIME SERVED
Michael Radmer, Age        Secretary      Since 2/02   Partner, Dorsey and Whitney LLP since 1976.
65Dorsey & Whitney
LLP,Suite 150050 South
Sixth
StreetMinneapolis, MN
55402-1498
Ty Edwards,                Treasurer,     Since 1/10
Age ___Citi Fund           Principal
Services Ohio, Inc.3435    Accounting
Stelzer RoadColumbus,     Officer and
OH  43219                  Principal
                           Financial
                            Officer
Stephen G. Simon,       Chief Compliance  Since 11/06  Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to
Age 415701 Golden Hills Officer[(4)] and               present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004;
Drive Minneapolis, MN        Anti-                     Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May
55416                   MoneyLaundering                2004.
                           Compliance
                            Officer
Brian Muench, Age 38     Vice President   Since 2/06   Vice President, Allianz Investment Management LLC from December 2005 to
5701 Golden Hills Drive                                present; Assistant Vice President, Investments, Allianz Life from February
Minneapolis, MN  55416                                 2002 to November 2005.

(1)Member of the Audit Committee.
(2)Indefinite.
(3)Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4)The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer. The Chief Compliance Officer and Anti-Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.




                                       38
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2009.

NAME OF DIRECTOR          DOLLAR     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                         RANGE OF                              TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
                          EQUITY
                        SECURITIES
                          IN EACH
                           FUND
Peter R. Burnim            None                                                   None
5701 Golden Hills
DriveMinneapolis, MN
55416
Peggy L. Ettestad          None                                                   None
5701 Golden Hills
DriveMinneapolis, MN
55416
Roger A. Gelfenbien5701    None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Jeffrey Kletti5701         None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Claire R. Leonardi5701     None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Dickson W. Lewis5701       None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Peter W. McClean5701       None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Arthur C. Reeds III5701    None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Robert DeChellis5701       None                                                   None
Golden Hills Drive
Minneapolis, MN  55416

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2009.

       NAME         NAME OF OWNERS AND RELATIONSHIPS TO DIRECTOR COMPANY TITLE OF CLASS VALUE OF SECURITIES PERCENT OF CLASS
Peter R. Burnim                         N/A                        N/A        None              N/A               N/A
Peggy L. Ettestad                       N/A                        N/A        None              N/A               N/A
Roger A. Gelfenbien                     N/A                        N/A        None              N/A               N/A
Arthur C. Reeds III                     N/A                        N/A        None              N/A               N/A
Claire R. Leonardi                      N/A                        N/A        None              N/A               N/A
Dickson W. Lewis                        N/A                        N/A        None              N/A               N/A
Peter W. McClean                        N/A                        N/A        None              N/A               N/A




                                       39
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2009. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2009, in excess of $120,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

COMPENSATION TABLE 1/1/2008 THROUGH 12/31/2009

 NAME OF         AGGREGATE       PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF THE  ESTIMATED ANNUAL BENEFITS TOTAL COMPENSATION
 TRUSTEE   COMPENSATION FROM THE                    TRUST'S EXPENSES                         UPON RETIREMENT       FROM THE TRUSTS
                   TRUST
                                                      NON-INTERESTED TRUSTEES
Peter R.          $73,242                                  $0                                      N/A                 $94,000
Burnim
Peggy L.          $73,242                                  $0                                      N/A                 $94,000
Ettestad
Roger A.          $73,242                                  $0                                      N/A                 $94,000
Gelfenbien
Arthur C.         $73,242                                  $0                                      N/A                 $94,000
Reeds III
Peter W.          $73,242                                  $0                                      N/A                 $94,000
McClean
Claire R.         $73,242                                  $0                                      N/A                 $94,000
Leonardi
Dickson W.        $73,242                                  $0                                      N/A                 $94,000
Lewis
                                                         INTERESTED TRUSTEE
Jeffrey             $0                                     $0                                      N/A                    $0
Kletti
Robert              $0                                     $0                                      N/A                    $0
DeChellis

TRUSTEE HOLDINGS
As of March 31, 2010, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.




                                       40
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2010, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:


FUND/SHAREHOLDER    PERCENT OF THE CLASS TOTAL ASSETS HELD BY ALLIANZ LIFE   PERCENT OF THE CLASS TOTAL ASSETS HELD BY ALLIANZ LIFE
                             INSURANCE COMPANY OF NORTH AMERICA*                        INSURANCE COMPANY OF NEW YORK**
AIM                                         97.16%                                                     -
International
Equity Fund.....................................
BlackRock                                   95.90%                                                     -
Capital
Appreciation
Fund............................................
Columbia Mid Cap                            95.82%                                                     -
Value Fund......................................
Columbia Small                              94.82%                                                   5.18%
Cap Value Fund..................................
Davis NY Venture                            96.43%                                                     -
Fund............................................
Dreyfus Equity                              97.85%                                                     -
Growth Fund.....................................
Eaton Vance                                 97.7%                                                      -
Large Cap Value
Fund............................................
Enhanced Bond                                 -                                                        -
Index Fund......................................
Franklin Small                              96.43%                                                     -
Cap Value Fund..................................
Franklin                                      -                                                        -
Templeton
Founding
Strategy Plus
Fund............................................
Gateway Funds***
International                                 -                                                        -
Index Fund......................................
JPMorgan U.S.                               94.69%                                                   5.31%
Equity Fund.....................................
Mid Cap Index                                 -                                                        -
Fund............................................
Money Market                                94.67%                                                   5.27%
Fund............................................
MFS Investors                               96.43%                                                     -
Trust Fund......................................
NACM                                          -                                                        -
International
Growth Fund.....................................
NFJ                                           -                                                        -
International
Value Fund......................................
OCC Growth Fund.................................                                 -                     -
OCC Opportunity                             96.93%                                                     -
Fund............................................
Russell 1000
Growth Index
Fund***
Russell 1000
Value Index
Fund***
S&P 500 Index                               96.80%                                                     -
Fund............................................
Schroder                                    93.86%                                                     -
Emerging Markets
Equity Fund
(Class 1).......................................
Schroder                                    96.37%                                                     -
Emerging Markets
Equity Fund
(Class 2).......................................
Small Cap Stock                             97.07%                                                     -
Index Fund......................................
Turner                                      94.64%                                                   5.36%
Quantitative
Small Cap Growth
Fund............................................
VK Equity And                               98.05%                                                     -
Income Fund.....................................
VK Global Real                              96.49%                                                     -
Estate Fund.....................................
VK Growth and                               97.84%                                                     -
Income Fund.....................................
VK International                            97.47%                                                     -
Equity Fund.....................................
VK Midcap Growth                            96.74%                                                     -
Fund............................................


* Allianz Life Insurance Company of North America (Allianz Life Variable Account
   B), 5701 Golden Hills Drive, Minneapolis, MN 55440
**Allianz Life Insurance Company of New York (Allianz Life of NY Variable
  Account C), One Chase Manhattan Plaza, 37[th] Floor, New York, NY 10005-1423 ***As of March 31, 2010, this fund had not commenced operations.

The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.




                                       41
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

THE MANAGER
Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:


 NAME OF FUND                                   MANAGEMENT FEE
 AIM International Equity Fund                       0.90%
 BlackRock Capital Appreciation Fund                 0.80%
 Columbia Mid Cap Value Fund                         0.75%
 Columbia Small Cap Value Fund                       0.90%
 Davis NY Venture Fund                               0.75%
 Dreyfus Equity Growth Fund                          (1)
 Eaton Vance Large Cap Value Fund                    (2)
 Enhanced Bond Index Fund                            0.35%
 Franklin Small Cap Value Fund                       0.75%
 Franklin Templeton Founding Strategy Plus Fund      0.70%
 Gateway Fund
 International Index Fund                            0.35%
 JPMorgan U.S. Equity Fund                           0.80%
 MFS Investors Trust Fund                            0.75%
 Mid Cap Index Fund                                  0.25%
 Money Market Fund                                   0.35%
 NACM International Growth Fund                      0.90%
 NFJ International Value Fund                        0.90%
 OCC Growth Fund                                     0.75%
 OCC Opportunity Fund                                0.85%
 Russell 1000 Growth Index Fund
 Russell 1000 Value Index Fund
 S&P 500 Index Fund                                  0.17%
 Schroder Emerging Markets Equity Fund               1.23%
 Small Cap Stock Index Fund                          0.26%
 Turner Quantitative Small Cap Growth Fund           0.85%
 VK Equity and Income Fund                           0.75%
 VK Global Real Estate Fund                          0.90%
 VK Growth and Income Fund                           (2)
 VK International Equity Fund                        0.95%
 VK Mid Cap Growth Fund                              (2)



 (1)                         AVERAGE NET ASSETS IN MILLIONS (M)
                            UP TO $10M $10M TO $20M
 Dreyfus Equity Growth Fund   1.000%      0.875%    $20M AND MORE
                                                       0.750%






                                       42
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

(2)                                         AVERAGE NET ASSETS IN MILLIONS (M)
                                 UP TO $100M $100M TO $250M $250M TO $500M $500M AND MORE
Eaton Vance Large Cap Value Fund   0.775%        0.750%         0.725%         0.675%
VK Growth and Income Fund          0.775%        0.750%         0.725%         0.675%
VK Mid Cap Growth Fund             0.850%        0.800%         0.775%         0.750%







                                       43
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

The Manager and the Funds listed below have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to the rates shown below. These reductions may be terminated at any time.


NAME OF FUND                MANAGEMENT FEE
AIM International Equity    0.80% on the first $200 million of assets and 0.75% on assets above $200 million
Fund......................
BlackRock Capital           0.70% on the first $200 million of assets and 0.65% on assets above $200 million
Appreciation Fund.........
Columbia Small Cap Value    0.85% on all assets
Fund......................
Davis NY Venture Fund.....  0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above
                            $400 million
Dreyfus Equity Growth Fund  0.70% on all assets
Eaton Vance Large Cap Value 0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above
Fund......................  $400 million
JPMorgan U.S. Equity Fund.  0.75% on all assets
MFS Investors TrustFund...  0.75% on the first $100 million of assets and 0.70% on assets above $100 million
NACM International Growth   0.80% on all assets
Fund
NFJ International Value     0.80% on all assets
Fund
OCC Growth Fund             0.65% on all assets
Schroder Emerging Markets   0.95% on all assets
Equity Fund...............
VK Equity and Income Fund.  0.70% on the first $100 million of assets, 0.675% on the next $100 million, and 0.65% on assets above
                            $200 million
VK Growth and Income Fund.  0.675% on the first $100 million of assets and 0.65% on assets above $100 million
VK International Equity     0.80% on all assets
Fund......................
VK Mid Cap Growth Fund....  0.80% on the first $100 million of assets and 0.75% on assets above $100 million


The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The operating expenses covered by the Expense Limitation Agreement includes fees deducted from Fund assets such as audit fees and payments to independent trustees but does not include the operating expenses of other investment companies in which the Funds may invest ("acquired fund fees and expenses"). Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement ("recoupment") from the Fund for expenses previously paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.





                                       44
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2010, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:


 NAME OF FUND                              EXPENSE LIMITATION FOR FUND
                                              CLASS 1       CLASS 2
 AIM International Equity Fund                  N/A          1.45%
 BlackRock Capital Appreciation Fund            N/A          1.20%
 Columbia Mid Cap Value Fund                    N/A          1.30%
 Columbia Small Cap Value Fund                 1.10%         1.35%
 Davis NY Venture Fund                         0.95%         1.20%
 Dreyfus Equity Growth Fund                     N/A          1.20%
 Eaton Vance Large Cap Value Fund               N/A          1.20%
 Enhanced Bond Index Fund                       N/A          0.70%
 Franklin Small Cap Value                       N/A          1.35%
 Franklin Templeton Founding Strategy Fund      N/A          1.20%
 Gateway Fund
 International Index Fund                       N/A          0.70%
 JPMorgan U.S. Equity Fund                     0.95%         1.20%
 MFS Investors Trust Fund                       N/A          1.20%
 Mid Cap Index Fund                             N/A          0.60%
 Money Market Fund                              N/A          0.87%
 NACM International Growth Fund                 N/A          1.45%
 NJF International Value Fund                   N/A          1.45%
 OCC Growth Fund                                N/A          1.20%
 OCC Opportunity Fund                           N/A          1.35%
 Russell 1000 Growth Fund
 Russell 1000 Value Fund
 Schroder Emerging Markets Equity Fund         1.40%         1.65%
 S&P 500 Index Fund                            0.24%         0.49%
 Small Cap Stock Index Fund                     N/A          0.58%
 Turner Quantitative Small Cap Growth Fund      N/A          1.35%
 VK Equity and Income Fund                      N/A          1.20%
 VK Global Real Estate Fund                     N/A          1.35%
 VK Growth and Income Fund                      N/A          1.20%
 VK International Equity Fund                   N/A          1.39%
 VK Mid Cap Growth Fund                         N/A          1.30%


Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.





                                       45
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

The Funds' management fees for the last 3 fiscal years that were earned, recouped, and waived were as follows:


PERIOD ENDED                      DECEMBER 31, 2009                   DECEMBER 31, 2008                   DECEMBER 31, 2007
          FUND           MANAGEMENT  RECOUPMENT* MANAGEMENT  MANAGEMENT  RECOUPMENT* MANAGEMENT  MANAGEMENT  RECOUPMENT* MANAGEMENT
                         FEES EARNED             FEES WAIVED FEES EARNED             FEES WAIVED FEES EARNED             FEES WAIVED
AIM International Equity                                      2,518,022       -           -       3,129,382    86,330         -
Fund
BlackRock Capital                                              477,169        -         4,848      426,006      7,086         -
Appreciation Fund
Columbia Mid Cap Value                                         596,235        -           -        665,007        -           -
Fund
Columbia Small Cap Value                                       437,069        -        54,087      655,886        -        36,439
Fund
Davis NY Venture Fund                                         3,569,812       -        187,834    4,329,309       -        20,102
Dreyfus EquityGrowth                                          1,597,458     8,882      141,495    1,368,602    68,572      57,974
Fund
Eaton Vance Large Cap                                         4,070,824       -        176,460    5,255,560       -        218,603
Value Fund
Enhanced Bond Index Fund                                         NA          NA          NA          NA          NA          NA
Franklin Templeton                                               NA          NA          NA          NA          NA          NA
Founding Strategy Fund
Franklin Small Cap Value                                      2,120,405       -           -       3,100,620       -           -
Fund
Gateway Funds
International Index Fund                                         NA          NA          NA          NA          NA          NA
JPMorgan U.S. Equity                                           788,315        -        81,162     1,098,981    70,722      68,688
Fund
MFS Investors Trust Fund                                      2,560,884       -        120,724    2,721,053       -        166,040
Mid Cap Index Fund                                               NA          NA          NA          NA          NA          NA
Money Market Fund                                             2,715,163       -           -       1,886,762       -           -
NACM International                                               NA          NA          NA          NA          NA          NA
Growth Fund
NFJ International Value                                          NA          NA          NA          NA          NA          NA
Fund
OCC Growth Fund                                                  NA          NA          NA          NA          NA          NA
OCC Opportunity Fund                                          1,184,225       -           -       1,543,736       -           -
Russell 1000 Growth
Index Fund
Russell 1000 Value Index
Fund
Schroder Emerging                                                          163,325     524,273    1,944,571       -        495,364
Markets Equity Fund                                           2,306,918
S&P 500 Index Fund                                             136,767        -        109,374     28,363         -        39,552
Small Cap Stock Index                                          127,787        -        81,134      38,486         -        42.556
Fund
Turner Quantitative                                            431,975        -           -        670,144        -           -
Small Cap Growth Fund
VK Equity and Income                                          1,429,151       -        119,909    1,849,241       -        127,350
Fund
VK Global Real Estate                                         1,181,508       -        94,313     1,504,206       -        27,734
Fund
VK Growth and Income                                          1,825,553       -        236,959    2,761,580       -        339,129
Fund
VK International Equity                                       2,970,244       -        162,826    4,101,846       -        22,517
Fund
VK Mid Cap Growth Fund                                        3,181,605       -        159,512    3,215,123       -        158,650

*Recoupment of prior expenses reimbursed by the Manager is included in the amount shown under Management Fees Earned.







                                       46
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.

The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.

THE SUBADVISERS
The Manager has entered into agreements (the "Subadvisory Agreements") with various Subadvisers with respect to each Fund managed by the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management. The Manager chooses a small group of potential Subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust.

Each Subadviser's performance on behalf of a Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. In addition to ongoing compliance monitoring, the Manager's compliance team performs quarterly compliance reviews and a more extensive annual compliance examination, including an on-site compliance visit. A number of "red flags" signal a more extensive and frequent manager review. These red flags consist of returns inconsistent with the investment objective, changes in leadership, ownership or portfolio managers, large changes in assets under management, changes to or deficiencies in compliance policies, practices or procedures, and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the Subadviser's ability to meet investment objectives. The Manager monitors "back-up" subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Fund or a portion of the assets of a specific Fund, as allocated by the Manager, if there is more than one Subadviser. For the VK Global Real Estate Fund and VK International Equity Fund only, Van Kampen Asset Management has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates. For the Schroder Emerging Markets Equity Fund only, Schroder Investment Management North America has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates.





                                       47
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                                April 30, 2010

The following table shows each Fund, its Subadviser and the rate paid based on average daily net assets of each Fund for such subadvisory services during the last fiscal period ended December 31, 2009.


FUND                              SUBADVISER                                                                            Subadvisory
                                                                                                                            Fee*
AIM International Equity Fund     Invesco Aim Capital Management, Inc.                                                      .65%
BlackRock Capital Appreciation    BlackRock Capital Management, Inc.                                                        .55%
Fund
Columbia Mid Cap Value Fund       RiverSource Investments, LLC                                                              .50%
Columbia Small Cap Value Fund     RiverSource Investments, LLC                                                              .60%
Davis NY Venture Fund             Davis Selected Advisers, L.P.                                                             .41%
Dreyfus Equity Growth Fund        Founders Asset Management LLC (affiliated with The Dreyfus Corporation)                   .47%
Eaton Vance Large Cap Value Fund  Eaton Vance Management                                                                    .37%
Enhanced Bond Index Fund          BlackRock Investment Management, LLC                                                       NA
Franklin Small Cap Value Fund     Franklin Advisory Services, LLC                                                           .56%
Franklin Templeton Founding       Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors      NA
Strategy Fund                     Limited
Gateway Fund                      Gateway Investment Advisers, LLC
International Index Fund          BlackRock Investment Management, LLC                                                       NA
JPMorgan U.S. Equity Fund         J.P. Morgan Investment Management Inc.                                                    .44%
MFS Investors Trust Fund          Massachusetts Financial Services Company                                                  .48%
Mid Cap Index Fund                BlackRock Investment Management, LLC                                                       NA
Money Market Fund                 BlackRock Institutional Management Corporation                                            .17%
NACM International Growth Fund    Nicholas-Applegate Capital Management LLC(affiliated with the Manager)                     NA
NFJ International Value Fund      NFJ Investment Goup L.P.                                                                   NA
OCC Growth Fund                   Oppenheimer Capital LLC (affiliated with the Manager)                                      NA
OCC Opportunity Fund              Oppenheimer Capital LLC (affiliated with the Manager)                                     .56%
Russell 1000 Growth Index Fund    BlackRock Investment Management, LLC
Russell 1000 Value Index Fund     BlackRock Investment Management, LLC
Schroder Emerging Markets Equity  BlackRock Investment Management, LLC                                                      .65%
Fund
S&P 500 Index Fund                BlackRock Investment Management, LLC                                                      .05%
Small Cap Stock Index Fund        The Dreyfus Corporation (affiliated with Founders Asset Management LLC)                   .05%
Turner Quantitative Small Cap     Turner Investment Partners, Inc.                                                          .53%
Growth Fund
VK Equity and Income Fund         Van Kampen Asset Management                                                               .45%
VK Global Real Estate Fund        Van Kampen Asset Management.                                                              .65%
VK Growth and Income Fund         Van Kampen Asset Management                                                               .40%
VK International Equity Fund      Van Kampen Asset Management.                                                              .67%
VK Mid Cap Growth Fund            Van Kampen Asset Management                                                               .46%


* The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.

The Subadvisory Fee rates for the Funds are listed below. For those Funds with multiple rates, when average daily net assets exceed the first breakpoint, multiple rates will apply, resulting in a blended rate. For example, if a rate of 0.50% applies to the first $500 million, and a rate of 0.45% applies thereafter, and a fund had $600 million in average daily net assets, then 0.50% would apply to the first $500 million and 0.45% would apply to the remaining $100 million in assets.






                                       48
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                                April 30, 2010

FUND                                                                          RATE
                                                           AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                   First $500 million       Next $500 million       Thereafter
AIM International Equity Fund...                          0.45%                   0.40%               0.35%

                                                   First $300 million       Next $700 million       Thereafter
BlackRock Capital Appreciation Fund                       0.40%                   0.35%               0.30%
                                                                           All Assets
Columbia Mid Cap Value FundFund.                                             0.500%

                                                                           All Assets
Columbia Small Cap Value Fund...                                             0.600%

                                                         First $100 million                   Thereafter
Davis NY Venture Fund...........                               0.450%                           0.400%

                                                    First $50 million        Next $50 million       Thereafter
Dreyfus Equity Growth Fund......                         0.500%                   0.400%              0.300%

                                                         First $250 million                   Thereafter
Eaton Vance Large Cap Value Fund                               0.30%                            0.25%

                                                   First $200 million       Next $300 million       Thereafter
Franklin Small Cap Value Fund...                         0.600%                   0.520%              0.500%


Gateway Fund

                                                    First $10 million        Next $90 million       Thereafter
JPMorgan U.S. Equity FundFund...                         0.500%                   0.450%              0.400%

                                                   First $250 million       Next $250 million       Thereafter
MFS Investors Trust Fund........                         0.375%                   0.35%               0.325%

                                                                           All Assets
Money Market Fund...............                                             0.250%

                                                    First $50 million       Next $200 million       Thereafter
OCC Opportunity Fund............                         0.600%                   0.550%              0.500%


Russell 1000 Growth Index Fund


Russell 1000 Value Index Fund

                                                                           All Assets
Schroder Emerging Markets Equiity Fund                                       0.650%

                                                         First $300 million                   Thereafter
S&P 500 Index Fund & Small Cap Stock Index Fund                0.04%                            0.02%

                                                    First $50 million        Next $50 million       Thereafter
Turner Quantitative Small Cap Growth Fund                0.500%                   0.400%              0.350%

                                                                           All Assets
VK Equity and Income Fund.......                                             0.450%

                                                                           All Assets
VK Global Real Estate Fund......                                             0.650%

                                                First $100 million Next $150 million Next $250 million Thereafter
VK Growth and Income Fund+......                      0.425%            0.400%            0.375%         0.325%




                                       49
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                                April 30, 2010

                                 First $250 million Next $250 million Thereafter
VK International Equity Fund+...       0.47%              0.40%         0.315%

VK Mid Cap Growth Fund+.........   0.500%        0.450%         0.425%    0.400%


[+]The minimum fee payable per Fund is $100,000 per calendar year, commencing
  January 1, 2002.





                                       50
The Allianz Variable Insurance Products Trust - SAI -
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




The table below presents the subadvisory fees earned by each of the funds for the last 3 fiscal years.


FOR THE FISCAL YEAR OR PERIOD ENDED:      DECEMBER 31, 2009 DECEMBER 31, 2008 DECEMBER 31, 2007
FUND                                         SUBADVISORY       SUBADVISORY       SUBADVISORY
                                             FEES EARNED       FEES EARNED       FEES EARNED
AIM International Equity Fund                                      $1,814,164        $2,262,181
BlackRock Capital Appreciation Fund                                   313,575           293,100
Columbia Mid Cap Value Fund                                           394,489           443,669
Columbia Small Cap Value Fund                                         285,247           437,024
Davis NY Venture Fund                                               3,253,539         5,050,283
Dreyfus Equity Growth Fund                                            772,230         1,379,022
Eaton Vance Large Cap Value Fund[(1)]                               2,120,644         3,357,727
Enhanced Bond Index Fund                                                   NA                NA
Franklin Small Cap Value Fund                                       1,621,934         2,308,885
Franklin Templeton Founding Strategy Fund                                  NA                NA
Gateway Fund                                             NA                NA                NA
International Index Fund                                                   NA                NA
JPMorgan U.S. Equity Fund                                             443,133           604,683
MFS Investors Trust Fund[(2)]                                       1,637,058         1,700,448
Mid Cap Index Fund                                                         NA                NA
Money Market Fund                                                     644,069           925,447
NACM International Growth Fund                                             NA                NA
NFJ International Value Fund                                               NA                NA
OCC Growth Fund                                                            NA                NA
OCC Opportunity Fund                                                  789,295         1,023,938
Russell 1000 Growth Index Fund                           NA                NA                NA
Russell 1000 Value Index Fund                            NA                NA                NA
S&P 500 Index Fund[(3)]                                                37,934             8,267
Schroder Emerging Markets Equity Fund                               1,222,017         1,098,434
Small Cap Stock Index Fund[(3)]                                        25,143             7,406
Turner Quantitative Small Cap Growth Fund                             249,107           431,906
VK Equity and Income Fund                                             855,422         1,109,776
VK Global Real Estate Fund                                            851,795         1,086,911
VK Growth and Income Fund                                             981,315         1,469,882
VK International Equity Fund[(4)]                                   2,148,392         2,890,788
VK Mid Cap Growth Fund                                              1,790,570         2,238,400


(1)In the fiscal year ended, Eaton Vance Large Cap Value Fund (formerly AZL Van Kampen Comstock Fund) was subadvised by Van Kampen Asset Management. The current subadviser change was effective as of October 26, 2009.
(2)In the fiscal year ended, MFS Investors Trust Fund (formerly AZL Jennison 20/20 Focus Fund) was subadvised by Jennison Associates LLC. The current subadviser change was as effective as of October 26, 2009.
(3)In the fiscal year ended, S&P 500 Index Fund and Small Cap Stock Index Fund were subadvised by The Dreyfus Corporation. The current subadviser change was as effective as of October 26, 2009.
(4)In the fiscal year ended, VK International Equity Fund was known as AZL Van Kampen Global Franchise Fund. The current name change was effective as of October 26, 2009.

BLACKROCK CAPITAL MANAGEMENT, INC.
BlackRock Capital Management, Inc. ("BlackRock Capital") was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Capital is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.





                                       51
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





BLACKROCK FINANCIAL MANAGEMENT, INC.
BlackRock Financial Management, Inc. ("BlackRock Financial") has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock Financial is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
BlackRock Institutional Management Corporation ("BlackRock Institutional") was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Institutional is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

BLACKROCK INVESTMENT MANAGEMENT, LLC
BlackRock Investment Management, LLC ("BlackRock Investment") has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.


DAVIS SELECTED ADVISERS. L.P.
Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. At December 31, 2008, Davis managed over $60 billion in assets.

THE DREYFUS CORPORATION
The Dreyfus Corporation ("Dreyfus") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $346 billion in 195 mutual fund portfolios as of February 28, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a leading global provider of investment management products and services that offers a broad range of equity, fixed-income, hedge and liquidity management products through individual asset management companies and multiple distribution channels. The Bank of New York Mellon Corporation is a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon has more than $20.2 trillion in assets under custody or administration and $928 billion in under management.



EATON VANCE MANAGEMENT
Eaton Vance Management ("Eaton Vance") is located at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates manage approximately $143.7 billion on behalf of mutual funds, institutional clients and individuals, as of July 31, 2009.


FRANKLIN ADVISERS, INC.
Franklin Advisers, Inc. ("Advisors") is located at One Franklin Parkway, San Mateo, CA 94403-1906. Together, Advisors and its affiliates manage over $643 billion in assets.

FRANKLIN ADVISORY SERVICES, LLC
Franklin Advisory Services, LLC ("Franklin"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in 1947. Together, at January, Franklin and its affiliates had over $643 billion in assets under management.




                                       52
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                                April 30, 2010

FRANKLIN MUTUAL ADVISERS, LLC
Franklin Mutual Advisers, LLC ("Franklin Mutual") is located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078. Together, Franklin Mutual and its affiliates manage over $643 billion in assets.


GATEWAY INVESTMENT ADVISERS, INC.
Gateway Investment Advisers, LLC ("Gateway") is located at Rookwood Tower, Suite 600, 3805 Road, Cincinnati, OH 45209, serves as the subadvisor of the Fund. Gateway is a subsidiary of Natixis US. Gateway had over $7 billion in assets under management at December 31, 2008.

INVESCO ADVISERS, INC.
Invesco Advisers, Inc. ("Invesco") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Invesco has acted as an investment advisor since its organization in 1976 and, together with its affiliates, advises or manages over 225 investment portfolios. Assets under management by Invesco and its affiliates at December 31, 2008, were $134 billion. It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.



J.P. MORGAN INVESTMENT MANAGEMENT INC.
J.P. Morgan Investment Management Inc. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167. At September 30, 2008, JPMIM and its affiliates had $1.2 trillion in assets under management.


MASSACHUSETTS FINANCIAL SERVICES COMPANY
Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is a indirect majority owned subsidiary of Sun Life Financial Services Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $134 billion as of December 31, 2008.


NFJ INVESTMENT GROUP LLC
NFJ Investment Group LLC ("NFJ") is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. As of December 31, 2008, NFJ had aggregate assets under management of $ 26.4 billion. NFJ is affiliated with the Manager.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
Nicholas-Applegate Capital Management LLC ("NACM"), organized under the laws of Delaware, is located at 600 West Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and as of December 31, 2008 managed approximately $7.9 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital LLC ("Oppenheimer Capital") is a wholly-owned subsidiary of Allianz Global Investors NY Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors Management Partners LLC. Allianz Global Investors Management Partners LLC is a wholly-owned subsidiary of Allianz Global Investors of America L.P. Oppenheimer Capital is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48[th] Floor, New York, New York 10105. At December 31, 2008 Oppenheimer Capital had aggregate assets under management of $8.8 billion. Oppenheimer Capital is affiliated with the Manager.





                                       53
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

RIVERSOURCE INVESTMENTS, LLC


SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
Schroder Investment Management North America Inc. ("Schroder"), 875 Third Avenue, 22[nd] Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroder. Schroder currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2008, Schroder, together with its affiliated companies, managed approximately $158.5 billion in assets. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroder with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.


TEMPLETON GLOBAL ADVISORS LIMITED
Templeton Global Advisors Limited ("Global Advisors") is located in Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $404 billion in assets.

TURNER INVESTMENT PARTNERS, INC.
Turner Investment Partners, Inc. ("Turner"), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh. Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, core and value equity investment strategies across all market capitalizations, totaling approximately $15.4 billion in assets under management at December 31, 2008.


VAN KAMPEN ASSET MANAGEMENT
Van Kampen Asset Management ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $404.2 billion under management or supervision as of December 31, 2008. Van Kampen is a wholly-owned subsidiary of MSAM Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 522 Fifth Avenue, New York, NY 10036. The following affiliates of VKAM serve as sub-subadvisers to the AZL Van Kampen International Equity Fund and the AZL Van Kampen Global Real Estate Fund and are responsible for day-to-day management of the Funds' assets: (i) Morgan Stanley Investment Management Limited, with headquarters located at [London ], and (ii) Morgan Stanley Investment Management Company, with headquarters located at [Singapore].
On October 19, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of Morgan Stanley Investment Management Inc. The transaction includes a sale of the part of the asset management business that subadvises AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income Fund. The transaction is subject to certain approvals and other conditions to closing, and is currently expected to close on or about May 31, 2010. Upon closing, all subadvisory agreements between the Manager and VKAM are expected to terminate. It is anticipated that, upon a closing, new subadvisory agreements will be entered into (i) with Invesco Advisors, Inc. with respect to AZL Van Kampen Equity and Income Fund and AZL Van Kampen Growth and Income Fund, and (ii) with an affiliate of Morgan Stanley with respect to AZL Van Kampen Global Real Estate Fund, AZL Van Kampen International Equity Fund and AZL Van Kampen Mid Cap Growth Fund.

OTHER MANAGED ACCOUNTS
Jeffrey W. Kletti, President of the Manager, is primarily responsible for evaluation and selecting the subadvisers of the Trust, and for the day-to-day management of the Allianz Variable Insurance Products Fund of Funds Trust (the "FOF Trust"), and two unregistered investment pools. As of December 31, 2009, aggregate assets under management in the FOF Trust (net of assets invested in the Funds and the two unregistered investment pools) and in the two unregistered investment pools were $424 million and $102 million, respectively.


The following chart reflects information at December 31, 2009, regarding accounts other than the listed Fund for which each portfolio manager employed by the Fund's subadviser has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance





                                       54
The Allianz Variable Insurance Products Trust - SAI -
                                April 30, 2010

("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.

     FUND       PORTFOLIO     OTHER REGISTERED INVESTMENT      OTHER POOLED           OTHER ACCOUNTS/ASSETS UNDER MANAGEMENT
                 MANAGER     COMPANY ACCOUNTS/ASSETS UNDER      INVESTMENT
                                      MANAGEMENT              VEHICLES/ASSETS
                                                             UNDER MANAGEMENT
               Shuxin Cao         12 / $5.70 billion         2 / $268.9million                4,289 / $895.2 million
               Matthew W.          9 /$5.01 billion          6 /$284.4 million                 4,289 /$895.2 million
               Dennis
AIM            Jason T.            12 /$5.72 billion         12 /$2.71 billion                 4,289 /$895.2 million
International  Holzer
Equity Fund
               Clas G.             10 /$5.08 billion         13 /$2.63 billion                 4,289 /$895.2 million
               Olsson
               Barrett             10 /$4.66 billion         5 /$354.5 million                 4,289 /$895.2 million
               K.Sides
               Jeffrey R.         12 / $3.75 billion        4 / $174.3 million                   9 / $1.12 billion
               Lindsey
               Edward P.          12 / $3.75 billion        4 / $174.3 million                   9 / $1.12 billion
               Dowd
               David I.            13 / $5.8 billion         2 / $321 million                  5,483 / $2.5 billion
               Hoffman
Columbia Mid   Diane L.            13 / $5.8 billion         2 / $321 million                  5,488 / $2.5 billion
Cap Value Fund Sobin
               Lori J.             13 / $5.8 billion         2 / $321 million                  5,477 / $2.5 billion
               Ensiger
               Noah J.             13 / $5.8 billion         2 / $321 million                  5,483 / $2.5 billion
               Petrucci
               Steven D.           11 / $1.5 billion              0 / $0                        72 / $183.7 million
               Barboro
               Jeremy              11 / $1.5 billion              0 / $0                        72 / $183.7 million
               Javidi
               Christopher         30 / $48 billion          14 / $815 million   141 / $8 billion Managed Money/Wrap accounts have
               Davis                                                                     been counted at the sponser level
               Kenneth             30 / $48 billion          15 / 778 million    119 / $7 billion Managed Money/Wrap accounts have
               Feinberg                                                                  been counted at the sponser level
Dreyfus Equity Elizabeth           1 / $127 million                0 /$0                               0 /$0
Growth Fund    Slover
Eaton Vance    Michael R.       9 / $14.2 billion[(2)]       4 / $1.7 billion                    63 / $7.1 billion
Large Cap      Mach [(1)]
Value Fund
               Scott Amero        34 / $24.96 billion       39 / $7.68 billion     241 / $71.36 billion additional accounts with
                                                                                    performance based fees: 21 / $7.43 billion
               Curtis             24 / $21.09 billion        4 / $1.97 billion      1 / $205.1 million additional account with
               Arledge                                                               performance based fees: 1 / $1.18 billion




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






                               Matthew      25 /    18 /   277 / $92.44 billion additional accounts with performance based fees: 15
                               Marra       $20.43   $6.30                              / $7.18 billion
                                          billion  billion
                               Andrew       33 /    19 /   274 / $109.5 billion additional accounts with performance based fees: 18
                               Phillips    $23.79   6.49                               / $7.61 billion
                                          billion  billion
                               William      15 /     1 /                                    0 / $0
                               Lippman      $8.7   $271.1
                                          billion  million
                               Bruce        15 /     1 /                                    0 / $0
                               Baughman,    $8.7   $271.1
                               CPA        billion  million
Franklin Small Cap Value Fund  Margaret     15 /   0 / $0                                   0 / $0
                               McGee        $8.7
                                          billion
                               Y. Dogan   2 / $1.7 0 / $0                                   0 / $0
                               Sahin      billion
                               Don          18 /     2 /                                    0 / $0
                               Taylor,     $13.5    $875
                               CPA        billion  million
                               Peter A.     8 /      3 /                                    0 / $0
                               Langerman   $19.04   $1.26
                                          billion  billion
Mutual Shares Portfolio of:    F. David     6 /      1 /                                    0 / $0
Franklin Templeton Founding    Segal       $18.9    $950
Strategy Plus Fund                        billion  million
                               Deborah A.   6 /      2 /                                    0 / $0
                               Turner      $18.9    $27.3
                                          billion  million
                               Edward D.    12 /     2 /                                    0 /$0
                               Perks       $46.7   $383.2
                                          billion  million
Income Fund Portfolio of:      Charles B.   5 /      2 /                                    0 /$0
Franklin Templeton Founding    Johnsom     $44.57  $383.2
Strategy Plus Fund                        billion  million
                               Alex W.      1 /    0 / $0                                   0 / $0
                               Peters      $523.5
                                          million
                               Matt         1 /      6 /                              6 / $111.2 million
                               Quinlin     $380.3  $321.8
                                          million  million
                               Cynthia L.    7       2 /                              4 / $1.59 billion
                               Sweeting   /$23.64   $4.83
                                          billion  billion
Templeton Growth Portfolio of: Lisa F.      9 /      8 /                              7 / $1.08 billion
Franklin Templeton Founding    Myers       $29.80   $8.38
Strategy Plus Fund                        billion  billion
                               Tucker       15 /     8 /                              13 / $3.31 billion
                               Scott       $32.62   $8.91
                                          billion  billion
Global Bond Portfolio of:      Michael      13 /    23 /                             11 / $904.3 million
Franklin Templeton Founding    Hasenstab   $15.96  $14.66
Strategy Plus Fund                        billion  billion
Gateway Fund
International Index Fund       Debra L.     22 /    30 /   30 / $30.6 billion additional account with performance based fees: 11 /
                               Jelilian    $14.1    $15.1                               $752.7 million
                                          billion  billion
                               Thomas       7 /      7 /                              32 / $1.82 billion
                               Luddy       $4.76    $3.96
                                          billion  billion
                               Susan Bao    5 /    0 / $ 0                            21 / $196 million
                                           $4.66
                                          billion
MFS Investors Trust Fund       T. Kevin   3 / $3.3 0 / N/A                            5 / $45.7 million
                               Beatty     billion




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






                          Nicole M.   3 / $3.3     0 / N/A                              3 / $24.2 million
                          Zatlyn      billion
Mid Cap Index Fund        Debra L.   22 / $14.1   30 / $15.1  30 / $30.6 billion additional account with performance based fees: 11
                          Jelilian    billion      billion                               / $752.7 million
                          Horacio     2/ $25.5     0 / $ 0                              4 / $612.3 million
                          A.          million
                          Valeiras
                          Pedro      4 / $209.7    0 / $ 0                              4 / $612.3 million
                          Marcal      million
                          Ben         12 / $12      0 / $0                                    0 / $0
                          Fischer     billion
                          Paul        12 / $12      0 / $0                                    0 / $0
                          Magnuson    billion
NFJ Investment Value Fund Thomas      12 / $12      0 / $0                                    0 / $0
                          Oliver      billion
                          R. Burns    12 / $12      0 / $0                                    0 / $0
                          McKinney    billion
                          L. Baxter   12 / $12      0 / $0                                    0 / $0
                          Hines       billion
                          Jeff
                          Parker
                          William
                          Sandow
                          Michael    4 / $277.3     0 / $0                              8 / $69.6 million
                          Corelli     million
                          Eric       1 / $146.7     0 / $0                              5 / $47.8 million
                          Sartorius   million
Russell 1000 Growth Index Debra L.  24 / $11.84    28 / $14                        31 / $29.2 billion[(3),(4)]
Fund                      Jelilian  billion[(3)] billion[(3)]
Russell 1000 Value Index  Debra L.  24 / $11.84    28 / $14                        31 / $29.2 billion[(3),(4)]
Fund                      Jelilian  billion[(3)] billion[(3)]
                          Allan      1 / $17.4    18 / $8.0                             14 / $2.4 billion
                          Conway      million      billion           Accounts subject to performance fees:2 / $294.1  million
Schroder Emerging Markets Robert     1 / $17.4    9 / $1.73                             8 / $775.9 million
Equity Fund               Davy        million      billion
                          James      1 / $17.4    8 / $1.71                             7 / $775.9 million
                          Gotto       million      billion
                          Waj        1 / $17.4    9 / $6.45                             9 / $1.14 billion
                          Hashmi      million      billion
S&P 500 Index Fund        Debra L.  24 / $11.84    28 / $14                        31 / $29.2 billion[(3),(4)]
                          Jelilian  billion[(3)] billion[(3)]
Small Cap Stock Index     Debra L.  24 / $13.05    28 / $14                        31 / $29.2 billion[(3),(4)]
Fund                      Jelilian  billion[(3)] billion[(3)]
Turner Quantitative Small David       3 / $178     9 / $58                               7 / $246 million
Cap Growth Fund           Kovacs      million      million




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






                                                      Jennifer Boden       3 / $178 million  10 / $59 million    7 / $246 million
                                                      Theodore R. Bigman  13 / $3.8 billion  6 / $1.2 billion   607 / $6.6 billion
VK Global Real Estate Fund                            Michiel te Paske     6 / $1.5 billion  6 / $1.2 billion   54 / $3.7 billion
                                                      Sven van Kemenade    6 / $2.0 billion  6 / $1.2 billion   54 / $3.7 billion
                                                      Angeline Ho          6 / $2.0 billion  6 / $1.2 billion   49 / $2.2 billion
                                                      Mary Jayne Maly     13 / $21.2 billion      0 / $0         9 / $2.2 billion
                                                      James Roeder        13 / $21.2 billion      0 / $0         9 / $2.2 billion
VK Growth and Income Fund & VK Equity and Income Fund Mark Laskin         13 / $21.2 billion      0 / $0         9 / $2.2 billion
                                                      Thomas Bastian      13 / $21.2 billion      0 / $0         9 / $2.2 billion
                                                      Sergio Marcheli     13 / $21.2 billion      0 / $0         9 / $2.2 billion
VK Equity and Income Fund                             Sanjay Verna        19 / $18.4 billion      0 / $0         7 / $489 million
                                                      Dennis P. Lynch     28 / $10.8 billion      0 / $0       4,376 / $3.0 billion
                                                      David S. Cohen      28 / $10.8 billion 2 / $464 million  4,376 / $3.0 billion
VK Mid-Cap Growth Fund                                Sam G. Chainani     28 / $10.8 billion 2 / $464 million  4,376 / $3.0 billion
                                                      Jason C. Yeung      28 / $10.8 billion 2 / $464 million  4,376 / $3.0 billion
                                                      Alexander T. Norton 28 / $10.8 billion 2 / $464 million  4,376 / $3.0 billion
                                                      Armistead B. Nash    8 / $5.7 billion       0 / $0              0 / $0
                                                      Christian Derold     2 / $3.6 billion      0 / N/A             0 / N/A
                                                      John S. Goodacre     2 / $3.6 billion  2 / $4.2 billion        0 / N/A
VK International Equity Fund                          William D. Lock      3 / $4.4 billion  3 / $4.3 billion 10 / $3.8 billion[(5)]
                                                      Walter B. Riddell    3 / $4.4 billion  3 / $4.3 billion   2 / $568.1 million
                                                      Peter J. Wright      3 / $4.4 billion  3 / $4.3 billion   16 / $5.0 billion

(1)Certain of the funds for which Mr. Mach serves as portfolio manager may invest in underlying portfolios for which he also serves as portfolio manager. All information presented for Mr. Mach is as of May 31, 2009.
(2)Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance Complex advised by other portfolio managers.
(3)Information presented is as of January 31, 2009.
(4)Includes one account, with assets under management of $690.4 million, for which advisory fee is performance-based.
(5)Of these other accounts, one account with a total of approximately $280.1 million in assets had performance-based fees




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




POTENTIAL MATERIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
o Time and attention. The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Subadvisers seek to manage such competing interests for the time and attention of portfolio managers by having most portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
o Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Subadvisers have adopted procedures for allocating portfolio transactions across multiple accounts.
o Brokerage allocation. With respect to securities transactions for the Funds, the Subadvisers determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which a Subadviser or an affiliate of a Subadviser acts as Subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
o Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
o Variation in compensation. Finally, the appearance of a conflict of interest may arise where a Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2008, for the Manager and each of the Subadvisers.

THE MANAGER
ALLIANZ INVESTMENT MANAGEMENT LLC ("AZIM")

The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of AZIM relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of AZIM over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on AZIM's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

THE SUBADVISERS
BLACKROCK CAPITAL MANAGEMENT, INC.
BLACKROCK FINANCIAL MANAGEMENT, INC.
BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
BLACKROCK INVESTMENT MANAGEMENT, LLC





                                       59
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





BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION
1.BlackRock Capital Appreciation Fund

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency or team revenue component. If a portfolio manager's tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for each fund include the following:





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







 PORTFOLIO MANAGER FUNDS MANAGED                       BENCHMARKS APPLICABLE TO EACH MANAGER
Jeffrey Lindsey    BlackRock Capital Appreciation Fund Lipper Large-Cap Growth Funds classification
Edward Dowd


Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

2.Enhanced Bond Index Fund, International Index Fund, and Mid Cap Index Fund


Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:


PORTFOLIO MANAGER FUNDS MANAGED BENCHMARKS APPLICABLE TO EACH MANAGER
Scott Amero       Enhanced Bond A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year
                  Index Fund    Treasury Index, Barclays Capital Intermediate Government Index, Barclays Capital Intermediate
                                Gov/Credit Index, Barclays Capital Aggregate Index, Barclays Capital Intermediate Aggregate Index,
                                Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index and others), certain customized indices and certain fund industry peer groups.
Curtis Arledge    Enhanced Bond A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year
                  Index Fund    Treasury Index, Barclays Capital Aggregate Index, Merrill Lynch Government Corporate 1-3 Year
                                Index), certain customized indices and certain fund industry peer groups.
Matthew Marra     Enhanced Bond A combination of market-based indices (e.g., Barclays Capital Intermediate Government Index,
                  Index Fund    Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index),
                                certain customized indices and certain fund industry peer groups.




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






Andrew   Enhanced Bond  A combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage /50% Merrill Lynch 10-Year
Phillips Index Fund     Treasury Index, Barclays Capital GNMA MBS Index, Barclays Capital Intermediate Government Index, Barclays
                        Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.
Debra L. International  MSCI EAFE Index
Jelilian Index Fund
Debra L. Mid Cap Index  S&P 400 Index
Jelilian Fund

3.S&P 500 Index Fund and Small Cap Stock Index Fund

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

PORTFOLIO MANAGER FUNDS MANAGED              BENCHMARKS APPLICABLE TO EACH MANAGER
Debra L. Jelilian S&P 500 Index Fund         S&P 500 Index
Debra L. Jelilian Small Cap Stock Index Fund Russell 2000 Index

BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance of fixed-income funds is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable. Performance of equity funds is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan ("LTIP") - The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Amero, Dowd, Lindsey, Marra, Phillips, and Ms. Jelilian have each received awards under the LTIP.

Deferred Compensation Program - A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Amero, Dowd, Lindsey, Marra, Phillips and Ms. Jelilian have each participated in the deferred compensation program.





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




Options and Restricted Stock Awards - A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Amero, Marra and Phillips have each been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Amero, Arledge, Marra, Phillips and Ms. Jelilian currently manage certain accounts that are subject to performance fees. In addition, Mr. Amero assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.


DAVIS SELECTED ADVISERS, L.P.
Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected





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funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

THE DREYFUS CORPORATION
The primary objectives of the Mellon Capital Management Corporation's ("Mellon Capital's") compensation plans are to:
  o  Motivate and reward continued growth and profitability
  o Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
  o  Motivate and reward strong business/investment performance
  o  Create an ownership mentality for all employees
The investment professionals' cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional's base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital's financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital's net income.

Mellon Capital's portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

- Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not





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another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see "Compensation of Portfolio Managers and Other Accounts Managed). In addition, current trading practices do not allow Mellon Capital Management Corporation to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio's rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.


EATON VANCE MANAGEMENT
Compensation Structure for Eaton Vance. Compensation of the subadviser's portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.'s ("EVC") nonvoting common stock and restricted shares of EVC's nonvoting common stock. The subadviser's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the subadviser's employees. Compensation of the subadviser's investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The subadviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund's peer group as determined by Lipper or Morningstar is deemed by the subadviser's management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund's success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers' performance in meeting them.

The subadviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The subadviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the subadviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the subadviser's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.





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Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio manager's management of the Fund's investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance's trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

FRANKLIN ADVISERS, INC.
FRANKLIN ADVISORY SERVICES, LLC
FRANKLIN MUTUAL ADVISERS, LLC
TEMPLETON GLOBAL ADVISORS LIMITED

COMPENSATION. Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

  BASE SALARY - Each portfolio manager is paid a base salary.
  ANNUAL BONUS - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
  o Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate (the Russell 2000 Value Index is the benchmark index for the AZL Franklin Small Cap Value Fund).
  o Non-investment performance. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
  o Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

  ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION - Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.





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GATEWAY INVESTMENT ADVISERS, LLC

INVESCO ADVISERS, INC.
Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:
o  Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
o  Annual bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available for Invesco's investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
  Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
 TABLE 1
----------------------------------------------------------------------------
|SUBADVISER|PERFORMANCE TIME PERIOD[1]                                     |
----------------------------------------------------------------------------
|Invesco[2]|One-, Three- and Five-year performance against Fund peer group.|
----------------------------------------------------------------------------


  1  Rolling time periods based on calendar year end.
  2 Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.





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o  Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco Ltd. (Invesco) stock from pools determined from time to time by the Compensation Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
The portfolio managers at J.P. Morgan Investment Management Inc. ("JPMIM") participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually base on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectuses over one, three, and five-year periods (or such shorter time as the portfolio manger has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
Portfolio manager total cash compensation at MFS is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2008, the following benchmarks were used:

Kevin T. Beatty  Standard & Poor's 500 Stock Index
MSCI World Index
MSCI All Country World Index Growth

Nicole M. Zatlyn Lipper Large-Cap Core Funds
Standard & Poor's 500 Stock Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).





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The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

NFJ INVESTMENT GROUP LLC
NFJ Investment Group LLC ("NFJ") believes that its compensation programs are competitively positioned to attract and retain high-caliber investment professionals. As described below, compensation includes a base salary and a variable bonus opportunity or profit sharing participation and may also include participation in other incentive compensation programs. In addition, a full employee benefit package is offered.

BASE SALARY

Each Portfolio Manager/analyst is paid a base salary. In setting the base salary, NFJ's intention is to be competitive in light of the particular Portfolio Manager/analyst's experience and responsibilities. Management of the firm evaluates competitive market compensation by reviewing compensation survey results of the investment industry conducted by an independent third party.

ANNUAL BONUS OR PROFIT SHARING

Portfolio Managers who are Managing Directors of NFJ participate in NFJ's Non-Qualified Profit Sharing Plan. Other Portfolio Managers/analysts are eligible to receive an annual bonus which is tied to such Portfolio Manager/analyst's successful job performance.

OTHER INCENTIVE PROGRAMS

Portfolio Managers/analysts may be eligible to participate in a non-qualified deferred compensation plan, which allows participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio Managers/analysts may also, from time to time, be granted specific deferred incentive awards. Portfolio Managers/analysts who are not Managing Directors are also eligible to participate in the firm's Long Term Cash Bonus Plan. Each of the Managing Directors has also been awarded Allianz SE Restricted Stock Units which reflect changes in the value of Allianz SE stock. Grants of deferred incentive, Long Term Cash Bonus awards and Allianz SE Restricted Stock Units all vest over a period of time which NFJ believes helps align employee and firm interests.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM")
The following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, "Portfolio Managers"):

BASE SALARY. Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by NACM.

ANNUAL BONUS AND PROFIT SHARING OPPORTUNITY. Each Portfolio Manager's compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual's portfolio management team and the overall success of the firm. Approximately 75% of each Portfolio Manager's bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account's individual benchmark (the MSCI EAFE Index for the AZL NACM International Fund) (representing approximately one half of the calculation) and the accounts' peer rankings in institutional consultant universes (representing the other half). In the case of the Fund, the benchmark against which the performance of the Fund's portfolio will be compared for these purposes is indicated in the prospectus. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each NACM Portfolio Manager based on the individual's contribution to the implementation of the investment process of his or her accounts,





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including the Fund. The lead portfolio manager evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio manager.

Each NACM investment team has a profit-sharing plan. Each team receives a pool which is based on "EBITDA" (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager determine allocations among the team. The profits to be allocated increase with the profitability of the applicable accounts.

The Portfolio Managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in the firm's long term incentive program. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in the local area.

Compensation. The portfolio manager's compensation consists of the following elements:

Base salary. The portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual's annual cash compensation and is based in part on pre-tax performance against the Fund's relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer periods. In addition to any bonus, the firm utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The Plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is invested in the funds that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Conflicts of Interest. The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Funds. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Fund or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest many arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to





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limited availability, could also raise a conflict of interest, as Oppenheimer
Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Fund invests, Oppenheimer Capital could be seen as harming the performance of the Fund for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude a Fund from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Fund's objectives.

Oppenheimer Capital and its affiliates' objective are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. Oppenheimer Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its client over time.

Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.



RIVERSOURCE INVESTMENTS, LLC


SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. ("SCHRODER")
Schroder fund managers are paid in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health, and welfare benefits available to all of its employees. Certain of the most senior managers also participate in a long-term incentive program.

Generally, portfolio managers employed by Schroder, including Mr. Dobbs, receive compensation based on the factors discussed below.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure competitive salaries. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee's responsibilities.

Discretionary bonuses for fund managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroder globally. Schroder then assesses the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroder assesses the performance of their funds relative to competitors and to the relevant benchmarks over one- and three-year periods, the level of funds under management, and the level of performance fees generated. Schroder also reviews "softer" factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

A manager's bonus is paid in combination of cash and Schroder plc stock, as determined by Schroder. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of the shareholder, and that key employees have an increasing incentive to remain with Schroder as their store of unvested awards grows over time.

The relevant Benchmarks for the Funds that are subadvised by Schroder are as follows: Schroder International Small Cap Fund - S&P/Citigroup Extended Markets EuroPacific Index; Schroders Emerging Markets Equity Fund -- MSCI Emerging Markets Index.




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




TURNER INVESTMENT PARTNERS, INC.
Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Compensation for investment professionals is tied to the performance of all accounts within the relevant composite. Turner evaluates investment professionals' performance over multiple time frames, including 1, 3, 5 year and since inception, relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Robert E. Turner, CFA, chairman and chief investment officer, and David Kovacs, CFA, chief investment officer, quantitative strategies, are responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner's Quantitative Equity Team members..

VAN KAMPEN ASSET MANAGEMENT

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager[s].

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser [and/or Sub-Adviser].

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

  Discretionary compensation can include:
  o  Cash Bonus.
  o Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.
  o Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser [and/or Sub-Adviser] or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.
  o Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser [and/or Sub-Adviser] or its affiliates.
     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
     o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.
     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
     o Contribution to the business objectives of the Investment Adviser [and/or Sub-Adviser].
     o  The dollar amount of assets managed by the portfolio manager.



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




     o  Market compensation survey research by independent third parties.
     o Other qualitative factors, such as contributions to client objectives.
     o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.



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




PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2009, none of the Portfolio Managers for any of the Funds beneficially owned shares of any Fund.

AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

      NAME                                POSITION WITH TRUST                             POSITION WITH ADVISER
Jeffrey Kletti   Trustee; President                                                    Director; President
Brian Muench     Vice President                                                        Vice President
Stephen G. Simon Chief Compliance Officer and Anti-Money Laundering Compliance Officer Chief Compliance Officer
Michael Tanski   Vice President of Operations of the Trust                             Vice President - Operations

PORTFOLIO TRANSACTIONS
Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.


In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser may receive includes economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadvisers by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust.


Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds

While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The total brokerage commissions paid by each Fund for the last 3 fiscal years are listed in the following table.





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







FUND            TOTAL BROKERAGE COMMISSION PAID FOR    TOTAL BROKERAGE COMMISSION PAID FOR    TOTAL BROKERAGE COMMISSION PAID FOR
                 THE FISCAL YEAR ENDED DECEMBER 31,     THE FISCAL YEAR ENDED DECEMBER 31,     THE FISCAL YEAR ENDED DECEMBER 31,
                                2009                                   2008                                   2007
AIM                                                                                 $491,657                               $508,628
International
Equity Fund
BlackRock                                                                            136,819                                 68,752
Capital
Appreciation
Fund
Columbia Mid                                                                         162,485                                170,293
Cap Value Fund
Columbia Small                                                                       206,457                                127,828
Cap Value Fund
Davis NY                                                                            935,707*                                137,602
Venture Fund
Dreyfus Equity                                                                       449,697                                281,349
Growth Fund
Eaton Vance                                                                          479,077                                287,771
Large Cap
Value Fund
Enhanced Bond                                                                             NA                                     NA
Index Fund
Franklin Small                                                                       195,578                                147,408
Cap Value Fund
Gateway Fund                                       NA                                     NA                                     NA
International                                                                             NA                                     NA
Index Fund
JPMorgan U.S.                                                                         85,980                                156,930
Equity Fund
MFS Investors                                                                        988,079                                849,768
Trust Fund
Mid Cap Index                                                                             NA                                     NA
Fund
Money Market                                                                               0                                      0
Fund
NACM                                                                                      NA                                     NA
International
Growth Fund
NFJ                                                                                       NA                                     NA
International
Value Fund
OCC Growth                                                                                NA                                     NA
Fund
OCC                                                                                  933,622                                840,295
Opportunity
Fund
Russell 1000                                       NA                                     NA                                     NA
Growth Index
Fund
Russell 1000                                       NA                                     NA                                     NA
Value Index
Fund
Schroder                                                                             891,501                                841,088
Emerging
Markets Equity
Fund
S&P 500 Index                                                                         96,761                                  6,963
Fund
Small Cap                                                                             52,922                                 10,200
Stock Index
Fund
Turner                                                                               132,905                                272,941
Quantitative
Small Cap
Growth Fund
VK Equity and                                                                        142,998                                 84,695
Income Fund
VK Global Real                                                                       213,149                                259,690
Estate Fund
VK Growth and                                                                        251,745                                169,981
Income Fund
VK                                                                                   236,894                                178,573
International
Equity Fund
VK Mid Cap                                                                           352,268                                507,460
Growth Fund


Brokerage commissions paid by a Fund may vary significantly from year to year as a result of a variety of factors, including changing asset levels through the year, changes in portfolio turnover rates, varying market conditions, and changes in investment strategies and processes.

AFFILIATED BROKERS
The following table lists the amount of brokerage commissions paid during the last three years to any broker that is affiliated with the Trust, the Manager, or any Subadviser. All of the brokers listed are affiliates of the Manager or a Subadvisor.


NAME OF       AGGREGATE DOLLAR AMOUNT OF BROKERAGE    AGGREGATE DOLLAR AMOUNT OF BROKERAGE    AGGREGATE DOLLAR AMOUNT OF BROKERAGE
AFFILIATED    COMMISSIONS PAID FOR THE FISCAL YEAR    COMMISSIONS PAID FOR THE FISCAL YEAR    COMMISSIONS PAID FOR THE FISCAL YEAR
BROKER               ENDED DECEMBER 31, 2009                 ENDED DECEMBER 31, 2008                 ENDED DECEMBER 31, 2007
Dresdner                                                                             $11,353                                 $15,714
Kleinwort
Wasserstein
LLC(part of
Dresdner
Bank AG)
Dresdner                                                                                   0                                     244
Kleinwort
Benson(part
of Dresdner
Bank AG)
Lehman                                                                                23,209                                  14,350
Brothers
Morgan                                                                                19,837                                  21,631
Stanley





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






---------------------
|Wachovia||  0|9,716|
---------------------








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





The following table shows the percentage of aggregate brokerage commissions paid to the affiliated broker and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated broker during the fiscal year ended December 31, 2009.


NAME OF        PERCENTAGE OF AGGREGATE BROKERAGE    PERCENTAGE OF AGGREGATE DOLLAR AMOUNT OF TRANSACTIONS INVOLVING THE PAYOUT OF
AFFILIATED     COMMISSIONS PAID FOR FISCAL YEAR                COMMISSIONS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
BROKER              ENDED DECEMBER 31, 2009
Dresdner
Kleinwort
Wasserstein
LLC(part of
Dresdner
Bank AG)
Dresdner
Kleinwort
Benson(part
of Dresdner
Bank AG)
Lehman
Brothers
Morgan
Stanley
Wachovia


Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

At December 31, 2009, the Funds listed below held the following securities of issuers, each of which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment:


FUND                             NAME OF BROKER OR       APPROXIMATE AGGREGATE VALUE OF ISSUER'S SECURITIES OWNED BY THE FUND AT
                                 DEALER                                                 12/31/2009
AZL AIM International Equity     BNP Paribas
Fund
AZL AIM International Equity     Deutsche Bank
Fund
AZL BlackRock Capital            JP Morgan Chase
Appreciation
AZL BlackRock Capital            Wells Fargo
Appreciation
AZL Columbia Mid Cap Value Fund  Ameriprise Financial
AZL Columbia Small Cap Value     Piper Jaffray Cos
Fund
AZL Davis NY Venture Fund        Ameriprise Financial
AZL Davis NY Venture Fund        Bank of New York
                                 Mellon
AZL Davis NY Venture Fund        Citigroup
AZL Davis NY Venture Fund        E*Trade Financial
AZL Davis NY Venture Fund        Goldman Sachs
AZL Davis NY Venture Fund        JP Morgan Chase
AZL Davis NY Venture Fund        Merrill Lynch
AZL Davis NY Venture Fund        Morgan Stanley
AZL Davis NY Venture Fund        State Street
AZL Davis NY Venture Fund        Wachovia
AZL Davis NY Venture Fund        Wells Fargo
AZL Dreyfus Equity Growth Fund   Charles Schwab
AZL Dreyfus Equity Growth Fund   JP Morgan Chase
AZL Dreyfus Equity Growth Fund   Wells Fargo
AZL Eaton Vance Large Cap Value  Bank of America
Fund
AZL Eaton Vance Large Cap Value  Bank of New York
Fund                             Mellon
AZL Eaton Vance Large Cap Value  Barclays Bank
Fund
AZL Eaton Vance Large Cap Value  Goldman Sachs
Fund
AZL Eaton Vance Large Cap Value  JP Morgan Chase
Fund
AZL Eaton Vance Large Cap Value  Merrill Lynch
Fund
AZL Eaton Vance Large Cap Value  Wells Fargo
Fund
AZL JPMorgan U.S. Equity Fund    Ameriprise Financial
AZL JPMorgan U.S. Equity Fund    Bank of America
AZL JPMorgan U.S. Equity Fund    BlackRock
AZL JPMorgan U.S. Equity Fund    E*Trade Financial
AZL JPMorgan U.S. Equity Fund    Goldman Sachs
AZL JPMorgan U.S. Equity Fund    JP Morgan Chase





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







 AZL JPMorgan U.S. Equity Fund         Piper Jaffray Cos
----------------------------------------------------------------
 AZL JPMorgan U.S. Equity Fund         TD Ameritrade
----------------------------------------------------------------
 AZL JPMorgan U.S. Equity Fund         Wells Fargo
----------------------------------------------------------------
 AZL MFS Investors Trust Fund          Charles Schwab
----------------------------------------------------------------
 AZL MFS Investors Trust Fund          Goldman Sachs
----------------------------------------------------------------
 AZL Money Market Fund                 Barclays Bank
----------------------------------------------------------------
 AZL Money Market Fund                 BNP Paribas
----------------------------------------------------------------
 AZL Money Market Fund                 Citigroup
----------------------------------------------------------------
 AZL Money Market Fund                 Deutsche Bank
----------------------------------------------------------------
 AZL Money Market Fund                 JP Morgan Chase
----------------------------------------------------------------
 AZL Money Market Fund                 State Street
----------------------------------------------------------------
 AZL Money Market Fund                 UBS
----------------------------------------------------------------
 AZL Money Market Fund                 Wachovia
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Ameriprise Financial
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Bank of America
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Bank of New York Mellon
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Charles Schwab
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Citigroup
----------------------------------------------------------------
 AZL S&P 500 Index Fund                E*Trade Financial
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Goldman Sachs
----------------------------------------------------------------
 AZL S&P 500 Index Fund                JP Morgan Chase
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Merrill Lynch
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Morgan Stanley
----------------------------------------------------------------
 AZL S&P 500 Index Fund                State Street
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Wachovia
----------------------------------------------------------------
 AZL S&P 500 Index Fund                Wells Fargo
----------------------------------------------------------------
 AZL Small Cap Stock Index Fund        Piper Jaffray Cos
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Bank of America
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Bank of New York Mellon
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Charles Schwab
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Citigroup
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Goldman Sachs
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund HSBC Securities
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund JP Morgan Chase
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Merrill Lynch
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Wachovia
----------------------------------------------------------------
 AZL Van Kampen Equity and Income Fund Wells Fargo
----------------------------------------------------------------
 AZL Van Kampen Growth and Income Fund Bank of America
----------------------------------------------------------------
 AZL Van Kampen Growth and Income Fund Charles Schwab
----------------------------------------------------------------
 AZL Van Kampen Growth and Income Fund JP Morgan Chase
----------------------------------------------------------------


Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
Citi Fund Services Ohio, Inc. ("CFSO"), whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the





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




"Fund Accountant") to the Trust pursuant to an Amended and Restated Services Agreement dated November 1, 2006 (the "Services Agreement").

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Subadvisory Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, CFSO performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service matrix prices, or where necessary, fair value pricing information or adjustment factors from independent fair value pricing sources on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Under the terms of the Services Agreement CFSO also provides a variety of compliance services utilized by the Chief Compliance Officer of the Trust.

CFSO receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and is reimbursed for certain expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including (a) a minimum annual base fee of $1,250,000, (b) an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $5 billion; and 0.01% of the combined average daily net assets of the Funds over $5 billion; and (c) a fee of either $5,000 or $7,500 per Fund (depending on the number of securities held by the Fund) for fair value support services. The fees under (b) above are subject to a minimum fee of $50,000 per year for each Fund. From time to time, CFSO may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, CFSO receives an annual fee of $85,000 from the Trust for compliance services provided under the terms of the Services Agreement.





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




For the fiscal year ended December 31, 2009, CFSO was entitled to receive and waived administration fees from the Funds as follows:


FUND                                       SERVICE FEES EARNED SERVICE FEES WAIVED
AIM International Equity Fund                                          $ -
BlackRock Capital Appreciation Fund                                     -
Columbia Mid Cap Value Fund                                             -
Columbia Small Cap Value Fund                                           -
Davis NY Venture Fund                                                   -
Dreyfus Equity Growth Fund                                              -
Eaton Vance Large Cap Value Fund                                        -
Enhanced Bond Index Fund*                                              NA
Franklin Small Cap Value Fund                                           -
Franklin Templeton Founding Strategy Fund*                             NA
Gateway Fund*
International Index Fund*                                              NA
JPMorgan U.S. Equity Fund                                               -
MFS Investors TrustFund                                                 -
Mid Cap Index Fund*                                                    NA
Money Market Fund                                                       -
NACM International Growth Fund*                                        NA
NFJ International Value Fund*                                          NA
OCC Growth Fund*                                                       NA
OCC Opportunity Fund                                                    -
Russell 1000 Growth Index Fund*
Russell 1000 Value Index Fund*
Schroder Emerging Markets Equity Fund                                   -
S&P 500 Index Fund                                                      -
Small Cap Stock Index Fund                                              -
Turner Quantitative Small Cap Growth Fund                               -
VK Equity and Income Fund                                               -
VK Global Real Estate Fund                                              -
VK Growth and Income Fund                                               -
VK International Equity Fund                                            -
VK Mid Cap Growth Fund                                                  -


      * As of December 31, 2009, this fund had not commenced operations.

The Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder.

DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), an affiliate of the Manager, whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of August 28, 2007 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may





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




enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 22, 2008. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by ALFS on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets. For the Davis NY Venture Fund, Columbia Small Cap Fund, Schroder Emerging Markets Equity Fund, and S&P 500 Index Fund (the "Multi-Class Funds") payments to the Distributor may be made only on assets attributable to Class 2 Shares.

For the fiscal year or period ended December 31, 2009, the following 12b-1 fees shown as earned and waived for the Funds were:





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







FUND                                           12B-1 FEES EARNED 12B-1 FEES WAIVED
AIM International Equity Fund                                           $-
BlackRock Capital Appreciation Fund                                      -
Columbia Mid Cap Value Fund                                              -
Columbia Small Cap Value Fund (Class 2)                                  -
Davis NY Venture Fund (Class 2)                                          -
Dreyfus Equity Growth Fund                                               -
Eaton Vance Large Cap Value Fund                                         -
Enhanced Bond Index Fund                                                NA
Franklin Small Cap Value Fund                                            -
Franklin Templeton Founding Strategy Plus Fund                          NA
Gateway Fund*
International Index Fund                                                NA
JPMorgan U.S. Equity Fund (Class 2)                                      -
MFS Investors Trust Fund                                                 -
Mid Cap Index Fund                                                      NA
Money Market Fund                                                       $-
NACM International Growth Fund                                          NA
NFJ International Value Fund*                                           NA
OCC Growth Fund                                                         NA
OCC Opportunity Fund                                                     -
Russell 1000 Growth Index Fund*
Russell 1000 Value Index Fund*
Schroder Emerging Markets Fund (Class 2)                                 -
S&P 500 Index Fund                                                       -
Small Cap Stock Index Fund                                               -
Turner Quantitative Small Cap Growth Fund                                -
VK Equity and Income Fund                                                -
VK Global Real Estate Fund                                               -
VK Growth and Income Fund                                                -
VK International Equity Fund                                             -
VK Mid Cap Growth Fund                                                   -


        * As of December 31, 2009, this fund had not commenced operations.

Under the Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to the Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person





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




at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The Plan's continuance was most recently approved by the Board of Trustees on October 22, 2008.

The Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan was initially approved by the Board of Trustees, as described above, for each Fund on the dates shown in the table below:


 FUND                                                 DATE
 AIM International Equity Fund                  February 27, 2002
 BlackRock Capital Appreciation Fund            February 25, 2005
 Columbia Mid Cap Value Fund                    February 25, 2006
 Columbia Small Cap Value Fund                  February 27, 2004
 Davis NY Venture Fund                          September 6, 2001
 Dreyfus Equity Growth Fund                     September 6, 2001
 Eaton Vance Large Cap Value Fund                  April 11, 2001
 Enhanced Bond Index Fund                       February 21, 2009
 Franklin Small Cap Value Fund                      March 1, 2003
 Franklin Templeton Founding Strategy Plus Fund February 21, 2009
 Gateway Fund
 International Index Fund                       February 21, 2009
 JPMorgan U.S. Equity Fund                      February 27, 2004
 MFS Investors Trust Fund                       February 25, 2005
 Mid Cap Index Fund                             February 21, 2009
 Money Market Fund                               October 6, 1999*
 NACM International Growth Fund                 February 21, 2009
 NJF International Value Fund                   February 21, 2009
 OCC Growth Fund                                February 21, 2009
 OCC Opportunity Fund                           February 27, 2002
 Russell 1000 Growth Index Fund
 Russell 1000 Value Index Fund
 Schroder Emerging Markets Equity Fund          February 25, 2006
 S&P 500 Index Fund                             February 23, 2007
 Small Cap Index Fund                           February 23, 2007
 Turner Quantitative Small Cap Growth Fund      February 25, 2005
 VK Equity and Income Fund                      February 27, 2004
 VK Global Real Estate Fund                     February 25, 2006
 VK Growth and Income Fund                         April 11, 2001
 VK International Equity Fund                       March 1, 2003
 VK Mid Cap Growth Fund                            April 11, 2001


* Approved by the sole shareholder of each class of shares of each of the Fund on October 26, 1999.

CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation and Founders Asset Management LLC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.




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




LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act.

LICENSING ARRANGEMENTS


AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND (THE "AZL INDEX
FUNDS")
The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 31 series, each previously named and defined collectively as the "Funds." Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.





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




Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will be held when required by law, when or at such time as less than a majority of Trustees holding office have been elected by shareholders, or at such other time as the Trustees then in office deem it appropriate to call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Certain VIP Funds have been renamed since their inception. The following table includes each VIP Fund's date of inception and any previous names:


INVESTMENT OPTIONS                FUND INCEPTION PREVIOUS NAME                      DATES       PREVIOUS NAME                DATES
AZL AIM International Equity Fund     5/1/02
AZL BlackRock Capital                4/29/05     AZL Jennison Growth Fund        4/29/05 to
Appreciation Fund                                                                 11/24/08
AZL Columbia Mid Cap Value Fund       5/1/06     AZL Neuberger Berman Regency     5/1/06 to
                                                 Fund                             11/24/08
AZL Columbia Small Cap Value Fund     5/3/04     AZL Dreyfus Premier Small    5/3/04 to 9/22/08
                                                 Cap Value Fund
AZL Davis NY Venture Fund            11/5/01     USAZ AllianceBernstein       11/5/01 to 3/7/04
                                                 Growth and Income Fund
AZL Dreyfus  Equity Growth Fund      11/5/01     AZL Dreyfus Founders Equity  3/7/04 to 5/1/09  USAZ AllianceBernstein      11/5/01
                                                 Growth Fund                                    Large Cap Growth Fund          to
                                                                                                                             3/7/04
AZL Eaton Vance Large Cap Value       5/1/01     AZL Van Kampen Comstock Fund    11/4/01 to     USAllianz Comstock Fund      5/1/01
Fund                                                                              10/26/09                                     to
                                                                                                                            11/4/01
AZL Enhanced Bond Index Fund         4/27/09
AZL Franklin Small Cap Value Fund     5/1/03     USAZ PIMCO NFJ Small Cap     5/1/03 to 4/3/05
                                                 Value Fund
AZL Franklin Templeton Founding      4/27/09
Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund         4/27/09
AZL JPMorgan U.S. Equity Fund         5/3/04     AZL Oppenheimer Main Street  5/3/04 to 1/26/09
                                                 Fund
AZL MFS Investors Trust Fund         4/29/05     AZL Jennison 20/20 Focus     4/29/05to10/26/09
                                                 Fund
AZL Mid Cap Index Fund               4/27/09
AZL Money Market Fund                 2/1/00     AZOA Money Market Fund          11/5/01 to     USAllianz VIP Money Market   2/1/00
                                                                                   4/30/02      Fund                           to
                                                                                                                            11/4/01
AZL NACM International Growth        4/27/09
Fund
AZL NFJ International Value Fund     4/27/09
AZL OCC Growth Fund                  4/27/09
AZL OCC Opportunity Fund              5/1/02     AZL Oppenheimer Emerging     5/1/02 to 8/27/06
                                                 Growth Fund
AZL Russell 1000 Growth Index
Fund
AZL Russell 1000 Value Index Fund
AZL Schroder Emerging Markets         5/1/06     AZL Oppenheimer Developing   5/1/06 to 12/7/07
Equity Fund                                      Markets Fund
AZL S&P 500 Index Fund                5/1/07
AZL Small Cap Index Fund              5/1/07
AZL Turner Quantitative Small Cap    4/29/05     AZL LMP Small Cap Growth        11/7/06 to     AZL Salomon Brothers Small  4/29/05
Growth Fund                                      Fund                              6/25/07      Cap Growth Fund                to
                                                                                                                            11/6/06
AZL Van Kampen Equity and Income      5/3/04
Fund
AZL Van Kampen Global Real Estate     5/1/06
Fund
AZL Van Kampen Growth and Income      5/1/01     USAllianz Growth and Income  5/1/01 to 11/4/01
Fund                                             Fund





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






AZL Van Kampen Mid Cap Growth Fund   5/1/01 USAZ VanKampen Growth Fund         11/5/01 to   USAllianz Capital Growth    5/1/01 to
                                                                                4/28/05     Fund                         11/4/01
AZL Van Kampen International Equity  5/1/03 AZL Van Kampen Global Franchise    5/1/03 to
Fund                                        Fund                                10/26/09

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.





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




For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2009, which are available to offset future capital gains, if any:


                                                   AMOUNT    EXPIRES
 AZL AIM International Equity Fund                $11,218,243 12/31/2016
 AZL BlackRock Capital Appreciation Fund              890,445 12/31/2014
 AZL BlackRock Capital Appreciation Fund            6,489,008 12/31/2016
 AZL Columbia Mid Cap Value Fund                      523,057 12/31/2014
 AZL Columbia Mid Cap Value Fund                    3,857,192 12/31/2015
 AZL Columbia Mid Cap Value Fund                    6,459,976 12/31/2016
 AZL Columbia Small Cap Value Fund                 11,562,152 12/31/2016
 AZL Davis NY Venture Fund                         43,171,271 12/31/2015
 AZL Davis NY Venture Fund                         30,736,138 12/31/2016
 AZL Dreyfus Equity Growth Fund                    14,657,061 12/31/2016
 AZL Eaton Vance Large Cap Value Fund              52,518,858 12/31/2016
 AZL Franklin Small Cap Value Fund                 16,136,615 12/31/2016
 AZL JPMorgan U.S. Equity Fund                     14,517,487 12/31/2016
 AZL MFS Investors Trust Fund                      32,122,706 12/31/2016
 AZL OCC Opportunity Fund                          30,720,153 12/31/2016
 AZL S&P 500 Index Fund                             1,919,158 12/31/2016
 AZL Schroder Emerging Markets Equity Fund         46,676,403 12/31/2016
 AZL Small Cap Stock Index Fund                     7,145,963 12/31/2016
 AZL Turner Quantitative Small Cap Growth Fund     16,481,173 12/31/2016
 AZL Van Kampen Equity and Income Fund             10,772,995 12/31/2016
 AZL Van Kampen Global Real Estate Fund            17,669,697 12/31/2016
 AZL Van Kampen Growth and Income Fund              4,769,482 12/31/2016
 AZL Van Kampen International Equity Fund           6,665,758 12/31/2016
 AZL Van Kampen Mid Cap Growth Fund                21,804,263 12/31/2016
To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a





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




disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.





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The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

The Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.




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PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or the Distributor voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.




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YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed duplicating fee.

Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices;





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shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2008, are incorporated by reference to the Annual Report to shareholders, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge on the internet by accessing the Allianz Life website at https://www.allianzlife.com or upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Investment Management LLC, and all of the Subadvisers are located in Appendix B to this Statement of Additional Information.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.




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APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:





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"D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.




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CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.





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"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.





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"BBB" - Bonds considered to be investment grade and of good credit quality.
These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.




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APPENDIX B - PROXY VOTING POLICIES
                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PROXY VOTING POLICY AND PROCEDURES

I.POLICY
  A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
  B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Subadviser"). Accordingly, the Board hereby delegates to each Subadviser the responsibility for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.[1]

Monitoring Proxy Voting. The Board further delegates to Allianz Investment Management LLC. ("AZIM"), as an integral part of those services provided by AZIM to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser.

II.PROCEDURES
  A. Subadviser Voting Procedures; Board Oversight. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[2] the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Subadvisers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.[3] The proxy voting policies and procedures of the Subadvisers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
  B. Specific Matters for Review.
     1.Conflict of Interest. The Trust recognizes that there may be instances in which a Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Subadviser and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Subadviser advises the Trust of such a conflict and its inability to vote, the Trust may direct the Subadviser to vote. In directing a Subadviser to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Subadvisers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Subadviser that is unable to vote due to the conflict; or, any other consideration affecting the Trust.




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     2.Differences Among Proxy Voting Policies. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Subadviser

C.VOTING RECORD REPORTING.
     1.Maintenance of Subadviser Voting Record. No less than annually, the Trust shall obtain from each Subadviser a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Subadviser during the year.[4]
     2.Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.[5]
III. REVOCATION
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV.  DISCLOSURES
  A. The Trust shall include in its registration statement:
     1.This policy and the Proxy Voting Procedures, or summaries thereof, of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[6]; and
     2.After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.[7]

  B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
     1.A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.[8]
     2.A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.[9]

Footnotes:
1 This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
2 For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
3 The effective date of this rule is August 6, 2003.
4 This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
5 As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
6 This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
7 This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
8 This disclosure shall be included in the report next filed on behalf of the
  Funds after July 15, 2003.
9 This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.




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                       ALLIANZ INVESTMENT MANAGEMENT LLC
PROXY VOTING POLICY AND PROCEDURES

I.POLICY
  A. Basis for Proxy Voting. Allianz Investment Management LLC ("AZIM") as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
  B. Delegation of Proxy Voting. The Allianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Subadviser"). Accordingly, AZIM hereby delegates to each Subadviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.[1]
  C. Monitoring Proxy Voting. The Board of the Funds has delegated to AZIM, as an integral part of those services provided by AZIM to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser. On a quarterly basis, AZIM shall circulate a form to each Subadviser to document any material changes to the Subadvisers' Proxy Voting Policies, to obtain certification that each Subadviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II.PROCEDURES
  A. Oversight of Subadviser Voting Procedures. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[2] the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Subadvisers incorporated by reference herein. AZIM shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
  B. Specific Matters for Review.
     1.Conflict of Interest[3]. AZIM recognizes that there may be instances in which a Subadviser (or affiliated persons of a Subadviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Subadviser's Proxy Voting Policies, the officers of AZIM will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Subadviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Subadviser advises AZIM of such a conflict and its inability to vote, the AZIM Proxy Committee may direct the manner in which the Subadviser should vote.
     2.AZIM Proxy Committee (the "Committee"). The Committee shall consist of two AZIM officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZIM's parent company. The Committee may abstain or refrain from voting proxy issues if:
       o the Committee does not receive timely notification of shareholder meeting,
       o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or
       o the Committee does not receive adequate information regarding the proxy issue.



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     In the event that the Committee makes a voting decision on a proxy issue:
       o  the Committee shall communicate it's voting decision to the
         Subadviser at least two days before the shareholder meeting,
       o  all documents prepared by the Committee regarding the voting decision shall be forwarded to the Subadviser for record keeping purposes, and
       o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.
     In directing a Subadviser to vote, the Committee will adhere to the following guidelines:
       a)If the Subadviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
       b)If the Subadviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
         o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
         o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.
     If such a relationship exists, the Committee will notify the Subadviser that it will abstain from voting the proxy issue.
     If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:
         o the Proxy Voting Policies of the Subadviser that is unable to vote due to the conflict;
         o the advice of an independent third party proxy agent retained by the Committee;
         o any voting decisions being made by other Subadvisers on the same proxy issue;
         o  the advice of counsel; or
         o  any other consideration affecting the Trust.
     3.Differences Among Proxy Voting Policies. AZIM recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZIM that such circumstance will not be deemed to suggest improper action on the part of any Subadviser
  C. Record Keeping Requirements.
     1.Maintenance of Subadviser Voting Record. AZIM delegates to each
       Subadviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Subadviser during the year.[4]
     2.Maintenance of Proxy Records Required by the Investment Advisers Act of
       1940 (the "Advisers Act Rule"). AZIM delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Subadviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
         o  The Subadviser's Proxy Voting Policies;
         o  Proxy statements regarding Fund securities;
         o Records of all proxy votes cast including those cast at the instruction of AZIM;
         o Records of written requests for proxy voting information and all written responses to requests for information;
         o Any documents prepared by the Subadviser that were material to making a voting decision, or that memorialize the basis for the decision; and
         o Records sufficient to document proxy issues where the Subadviser experienced a material conflict of interest were resolved in the best interests of the client.




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III. REVOCATION
  The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZIM, acting by resolution of the AZIM Board of Governors, in whole or in part, at any time.

IV.  DISCLOSURES
  AZIM shall include in the Trust's registration statement:
     1.This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website[5]; and
     2.After June 30, 2004, a statement disclosing that information regarding how each Subadviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website[6].

Footnotes:
1 This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.
2 For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
3 As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
4 This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
5 This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
6 This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.






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                                   BLACKROCK
                      PROXY VOTING POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures ("Policy") for BlackRock Capital Management, Inc., BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, and BlackRock Investment Management, LLC and its affiliated U.S. registered investment advisers[1] (known collectively as "BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.[2] Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,[3] whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").[4] When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.[5] It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.[6] The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.

I.SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.[7]

The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain





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proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).[8]

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.[9] All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.SPECIAL CIRCUMSTANCES

ROUTINE CONSENTS. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

SECURITIES ON LOAN. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

VOTING PROXIES FOR NON-US COMPANIES. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice





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of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and
(vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

SECURITIES SOLD AFTER RECORD DATE. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

CONFLICTS OF INTEREST. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").[10] In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

o The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and
o if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.

III. VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.BOARDS OF DIRECTORS
  These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.






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The Committee's general policy is to vote:

#                                                         VOTE AND DESCRIPTION
A.1  FOR nominees for director of United States companies in uncontested elections, except for nominees who
        o  have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business
        o  voted to implement or renew a "dead-hand" poison pill
        o  ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
        o  failed to act on takeover offers where the majority of the shareholders have tendered their shares
        o  are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
        o  on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance sit on more than six boards of public companies
A.2  FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
A.3  FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4  AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5  AGAINST proposals supporting cumulative voting
A.6  FOR proposals eliminating cumulative voting
A.7  FOR proposals supporting confidential voting
A.8  FOR proposals seeking election of supervisory board members
A.9  AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10 AGAINST shareholder proposals for term limits for directors
A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17 FOR proposals to elect account inspectors
A.18 FOR proposals to fix the membership of a Board of Directors at a specified size




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
A.19 FOR proposals permitting shareholder ability to nominate directors directly
A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21 FOR proposals permitting shareholder ability to remove directors directly
A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

B.AUDITORS

  These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
     The Committee's general policy is to vote:

B.1 FOR APPROVAL OF INDEPENDENT AUDITORS, EXCEPT FOR
       o  auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent
       o  auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's financial situation
       o  on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
B.2 FOR proposals seeking authorization to fix the remuneration of auditors
B.3 FOR approving internal statutory auditors
B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.COMPENSATION AND BENEFITS

  These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.






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The Committee's general policy is to vote:

C.1  IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
C.2  FOR proposals to eliminate retirement benefits for outside directors
C.3  AGAINST proposals to establish retirement benefits for outside directors
C.4  FOR proposals approving the remuneration of directors or of supervisory board members
C.5  AGAINST proposals to reprice stock options
C.6  FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend
     ESPPs if the plan as amended applies to all employees.
C.7  FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
C.8  AGAINST proposals seeking to pay outside directors only in stock
C.9  FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10 AGAINST proposals to ban all future stock or stock option grants to executives
C.11 AGAINST option plans or grants that apply to directors or employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
C.12 FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D.CAPITAL STRUCTURE

  These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive. The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital
D.2 FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3 FOR management proposals approving share repurchase programs
D.4 FOR management proposals to split a company's stock
D.5 FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6 FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E.CORPORATE CHARTER AND BY-LAWS

  These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.






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The Committee's general policy is to vote:

E.1 AGAINST proposals seeking to adopt a poison pill
E.2 FOR proposals seeking to redeem a poison pill
E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4 FOR management proposals to change the company's name

F.CORPORATE MEETINGS

  These are routine proposals relating to various requests regarding the formalities of corporate meetings.
  The Committee's general policy is to vote:

F.1  AGAINST proposals that seek authority to act on "any other business that may arise"
F.2  FOR proposals designating two shareholders to keep minutes of the meeting
F.3  FOR proposals concerning accepting or approving financial statements and statutory reports
F.4  FOR proposals approving the discharge of management and the supervisory board
F.5  FOR proposals approving the allocation of income and the dividend
F.6  FOR proposals seeking authorization to file required documents/other formalities
F.7  FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8  FOR proposals appointing inspectors of elections
F.9  FOR proposals electing a chair of the meeting
F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet
F.11 AGAINST proposals to require rotating sites for shareholder meetings

G.INVESTMENT COMPANIES

  These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.






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The Committee's general policy is to vote:

G.1 FOR nominees for director of mutual funds in uncontested elections, except for nominees who
       o  have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business
       o  ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
       o  are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
       o  on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance
G.2 FOR the establishment of new series or classes of shares
G.3 AGAINST proposals to change a fund's investment objective to nonfundamental
G.4 FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
G.5 AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6 FOR classified boards of closed-end investment companies

H.ENVIRONMENTAL AND SOCIAL ISSUES

  These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
  The Committee's general policy is to vote:

H.1 AGAINST proposals seeking to have companies adopt international codes of conduct
H.2 AGAINST proposals seeking to have companies provide non-required reports on:
       o  environmental liabilities;
       o  bank lending policies;
       o  corporate political contributions or activities;
       o  alcohol advertising and efforts to discourage drinking by minors;
       o  costs and risk of doing business in any individual country;
       o  involvement in nuclear defense systems
H.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4 AGAINST proposals seeking implementation of the CERES principles








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                               NOTICE TO CLIENTS

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.[11] BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

Footnotes:
1[]The Policy does not apply to BlackRock Asset Management U.K. Limited and
  BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
2 In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.
3 Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President,
  Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).
4 DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R.
  2509.94-2
5 Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.
6 Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company
  FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.
7 The Committee may delegate day-to-day administrative responsibilities to other
  BlackRock personnel and/or outside service providers, as appropriate.
8 The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.
9 The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.
10Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.
11Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52[nd] Street, New York, New York 10022.




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




                       COLUMBIA MANAGEMENT ADVISORS, LLC
                              PROXY VOTING POLICY

Last Review Date:                 March 2009
 Applicable Regulatory Authority: Rule 206(4)-6 under the Investment Advisers Act of 1940
                                  Form N-PX
                                  ERISA Department of Labor Bulletin 08-2
                                  Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

EXPLANATION/SUMMARY OF REGULATORY REQUIREMENTS

An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act ("ERISA") accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

POLICY SUMMARY

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") HAS ADOPTED AND IMPLEMENTED THE FOLLOWING POLICY, WHICH IT BELIEVES IS REASONABLY DESIGNED TO: (1) ENSURE THAT PROXIES ARE VOTED IN THE BEST ECONOMIC INTEREST OF CLIENTS; AND (2) ADDRESS MATERIAL CONFLICTS OF INTEREST THAT MAY ARISE. THIS POLICY APPLIES PRIMARILY TO THE GLOBAL WEALTH AND INVESTMENT MANAGEMENT ("GWIM") INVESTMENT OPERATIONS GROUP, THE INVESTMENT GROUPS (PARTICULARLY, EQUITY AND CHIEF INVESTMENT OFFICER'S OFFICE), AS WELL AS TO COMPLIANCE RISK MANAGEMENT ("CRM") AND LEGAL. CRM AND BUSINESS GROUPS TO WHICH THIS POLICY DIRECTLY APPLIES MUST ADOPT WRITTEN PROCEDURES TO IMPLEMENT THIS POLICY.

POLICY

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties. Rather, the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30[th] on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA's proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

MEANS OF ACHIEVING COMPLIANCE

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group's monitoring will take into account the following elements: (1) periodic





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review of the proxy vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Voting Guidelines; and (2) review of the Columbia Funds' fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee's charter.

CMA'S INVESTMENT ASSOCIATES'RESPONSIBILITIES

Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate[1], or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients' best interests.

1 Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

For those proxy proposals that: (1) are not addressed by CMA's proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA's conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise, unusual communications with parties





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outside the investment organization concerning a proxy matter) to Columbia
Management's Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, CMA will invoke one or more of the following conflict management procedures:
o Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);
o Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent; or
o In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation ("BAC") or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest - Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor's conflicts of interest procedures as part of its oversight of the proxy vendor's services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits - Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, "Ownership Limits").

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA's proxy voting agent.

PROXY VOTING GUIDELINES

A.CMA'S PROXY VOTING GUIDELINES - GENERAL PRACTICES.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.

B.ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED BY VOTING GUIDELINES.

A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.





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C.OTHER PROXY MATTERS

For the following categories, proxies will be voted as stated below:
1.NEW PROPOSALS. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.
2.ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.
3.ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.
4.PROXIES OF INTERNATIONAL ISSUERS. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.
5.PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than affiliated investment companies (previously described) will be voted on the specific instruction of the Proxy Committee.
6.PROXY REFERRALS FOR PASSIVE INDEX ACCOUNTS. Proxy Referrals for a security that is held only within a passive index account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA's Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA's Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.
7.PROXY VOTING FOR SECURITIES ON LOAN. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

MONITORING/OVERSIGHT

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management's compliance with the Proxy Voting Policy.

RECORDKEEPING

CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30[th]. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

o  The name of the issuer of the security;
o The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
o The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
o  The shareholder meeting date;



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o  A brief identification of the matter voted on;
o  Whether the matter was proposed by the issuer or by a security holder;
o  Whether the company cast its vote on the matter;
o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
o  Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

DOCUMENT                                                                                                                RESPONSIBLE
                                                                                                                        PARTY
Proxy Committee Meeting Minutes and Related Materials                                                                   Proxy Group
                                                                                                                        in GWIM
                                                                                                                        Investment
                                                                                                                        Operations
Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions   Proxy Group
and Recommendations (or any other document created by CMA that was material to making a voting decision or that         in GWIM
memorializes the basis for the voting decision)                                                                         Investment
                                                                                                                        Operations
Conflicts of Interest Review Documentation, including Conflicts of Interest Forms                                       Compliance
                                                                                                                        Risk
                                                                                                                        Management
Client Communications Regarding Proxy Matters                                                                           Client
                                                                                                                        Service
                                                                                                                        Group
Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC's EDGAR  Proxy Group
System                                                                                                                  in GWIM
                                                                                                                        Investment
                                                                                                                        Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

APPENDIX A - CMA'S PROXY VOTING POLICY
CMA'S VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1.Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

o Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.
  However, CMA generally will WITHHOLD votes from pertinent director nominees if:
  (i)the board as proposed to be constituted would have more than one-third of its members from management;
  (ii)the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);
  (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);
  (iv) a director serves on more than six public company boards;
  (v)the CEO serves on more than two public company boards other than the company's board.
  On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.



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o  Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.
o Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.
CMA generally will vote FOR:

o Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
  o  Established governance standards and guidelines.
  o Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
  o Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
  o A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
  o Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
  o The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.
o Proposals that grant or restore shareholder ability to remove directors with or without cause.
o Proposals to permit shareholders to elect directors to fill board vacancies.
o Proposals that encourage directors to own a minimum amount of company stock.
o  Proposals to provide or to restore shareholder appraisal rights.
o  Proposals to adopt cumulative voting.
o  Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

o Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
o Proposals that give management the ability to alter the size of the board without shareholder approval.
o Proposals that provide directors may be removed only by supermajority vote.
o  Proposals to eliminate cumulative voting.
o Proposals which allow more than one vote per share in the election of directors.
o Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
o Proposals that mandate a minimum amount of company stock that directors must own.
o  Proposals to limit the tenure of non-management directors.
CMA will vote on a CASE-BY-CASE basis in contested elections of directors.





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CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

o Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.
o Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.
o CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.
o CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.
2.Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

o Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
o  Proposals asking a company to expense stock options.
o  Proposals to put option repricings to a shareholder vote.
o Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
o Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

o Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.
o Proposals to authorize the replacement or repricing of out-of-the money options.
o Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3.Capitalization

CMA generally will vote FOR:

o Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.
o For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.



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o  Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
o Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
o Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

o Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
  o  Whether the company has attained benefits from being publicly traded.
  o  Cash-out value
  o  Balanced interests of continuing vs. cashed-out shareholders
  o  Market reaction to public announcement of transaction

4.Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5.Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

o CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
o CMA generally votes FOR shareholder proposals to eliminate a poison pill.
o CMA generally votes AGAINST management proposals to ratify a poison pill.
Greenmail

o CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.
Supermajority vote

o CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.
Control Share Acquisition Provisions

o CMA will vote FOR proposals to opt out of control share acquisition statutes.
6.Other Business Matters

CMA generally will vote FOR:

o Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.
o Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.
CMA generally will vote FOR:

o Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
o Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:



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  o  Credible reason exists to question:
     o The auditor's independence, as determined by applicable regulatory requirements.
     o The accuracy or reliability of the auditor's opinion as to the company's financial position.
  o Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.
o Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
o Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.
o Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

o Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

o Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
o Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and
o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7.Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

o Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
o Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.
o Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
o Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.
o Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.
o Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors' Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.





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CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

o The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
o No call/put option agreement exists between the company and the foundation.
o There is a qualifying offer clause or there are annual management and supervisory board elections.
o  The issuance authority is for a maximum of 18 months.
o  The board of the company-friendly foundation is independent.
o The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
o There are no priority shares or other egregious protective or entrenchment tools.
o The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.
o  Art 2:359c Civil Code of the legislative proposal has been implemented.

8.Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

o  Board structure
o  Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
o Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
o  Are interested directors and sit on the audit or nominating committee;
  or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
o  Past performance relative to its peers
o  Market in which fund invests
o Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
o  Past shareholder activism, board activity and votes on related proposals
o  Strategy of the incumbents versus the dissidents
o  Independence of incumbent directors; director nominees
o  Experience and skills of director nominees
o  Governance profile of the company
o  Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o  Past performance as a closed-end fund



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o  Market in which the fund invests
o  Measures taken by the board to address the discount
o Past shareholder activism, board activity, and votes on related proposals.





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Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
o  Proposed and current fee schedules
o  Fund category/investment objective
o  Performance benchmarks
o  Share price performance as compared with peers
o  Resulting fees relative to peers
o  Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
o  Stated specific financing purpose
o  Possible dilution for common shares
o  Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
o  Potential competitiveness
o  Regulatory developments
o  Current and potential returns
o  Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
o  Fund's target investments
o  Reasons given by the fund for the change
o  Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:
o  Political/economic changes in the target market
o  Consolidation in the target market
o  Current asset composition





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Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:
o  Potential competitiveness
o  Current and potential returns
o  Risk of concentration
o  Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
o  Strategies employed to salvage the company
o  Past performance of the fund
o  Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
o  The degree of change implied by the proposal
o  The efficiencies that could result
o  The state of incorporation; net effect on shareholder rights
o  Regulatory standards and implications

CMA will vote FOR:

o Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
o Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval
CMA will vote AGAINST:

o  Proposals enabling the Board to:
o  Change, without shareholder approval the domicile of the fund
o Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
o  Regulations of both states
o  Required fundamental policies of both states
o  The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940





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Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o  Fees charged to comparably sized funds with similar objectives
o  The proposed distributor's reputation and past performance
o  The competitiveness of the fund in the industry
o  Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

MERGERS:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o  Resulting fee structure
o  Performance of both funds
o  Continuity of management personnel
o  Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
o  Performance of the fund's NAV
o  The fund's history of shareholder relations
o  The performance of other funds under the adviser's management




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APPENDIX B
Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?


2.Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?


3.Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group[2]?


4.Are you aware of any other potential personal conflicts of interest not described above? Please detail below.


Name:

Signed:

Date:

1 Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
2 Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.




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APPENDIX C
CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:



Proxy Agenda Item(s)

Description of Item:



(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR , AGAINST, ABSTAIN) including brief rationale:











Please attach any supporting information other than analysis or reports provided by the Proxy Department.



Signed

BY SIGNING, I AM CERTIFYING THAT I EITHER HAVE NO CONFLICTS OF INTEREST-RELATED INFORMATION TO REPORT OR HAVE SENT A COMPLETED "CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM" TO COMPLIANCE RISK MANAGEMENT (CONFLICTS OFFICER).



SEND COMPLETED FORMS TO:

GWIM Investment Operations - Proxy Department

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee






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                          DAVIS SELECTED ADVISERS, LP
                      PROXY VOTING POLICIES AND PROCEDURES
                         AMENDED AS OF AUGUST 20, 2008

TABLE OF CONTENTS

I.   Introduction
II.  Guiding Principles
III. Fiduciary Duties of Care and Loyalty
IV.  Detailed Proxy Voting Policies
V.   Ensuring Proxies are Voted
VI.  Identifying and Resolving Potential Conflicts of Interest
VII. Proxy Oversight Group
VIII.Shareholder Activism
IX. Obtaining Copies of Davis Advisors' Proxy Voting Policies and Procedures and/or How Proxies Were Voted
X.   Summary of Proxy Voting Policies and Procedures
XI.  Records
XII. Amendments
     Exhibit A, "Detailed Proxy Voting Policies"

I.   INTRODUCTION

Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

II.  GUIDING PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.




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Other factors which we consider may include:
(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.
(b) Allow responsible management teams to run the business. Because we try generally to invest with "owner oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
(c) Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, "Detailed Proxy Voting Policies" provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. FIDUCIARY DUTIES OF CARE AND LOYALTY

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of "care" and "loyalty":

(1)The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.
(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to Davis Advisors' own interests.

IV.  DETAILED PROXY VOTING POLICIES

Section II, "Guiding Principles" describe Davis Advisors' pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.

V.   ENSURING PROXIES ARE VOTED

If Davis Advisors has been assigned the right to vote the proxies on behalf of a client, then the Chief Compliance Officer shall conduct periodic tests to ensure that Davis Advisors is monitoring corporate actions and voting proxies on behalf of such clients.





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Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of Davis Advisors' responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors' contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis' Advisors' control to prevent or correct.

                                RECORD OF VOTING

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

VI.  IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST

Potential Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors' interests and those of its clients, Davis Advisors will consider:

(1)Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2)Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

                  IDENTIFYING POTENTIAL CONFLICTS OF INTEREST

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors' clients control more than 2 1/2% of the voting company's eligible vote; and (ii) more than 2 1/2% of Davis Advisors' assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.





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                   RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:
(1)Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2)Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
(3)Davis Advisors may obtain guidance from an independent third party;
(4)The potential conflict may be immaterial; or
(5)Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

VII. PROXY OVERSIGHT GROUP

Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

(1)Establishes, amends, and interprets proxy voting policies and procedures; and
(2)Resolves conflicts of interest identified by the Compliance Department.

                    COMPOSITION OF THE PROXY OVERSIGHT GROUP

The following are the members of the Proxy Oversight Group. Davis Advisors':
(1)A Proxy Analyst as designated by the Chief Investment Officer from time to time;
(2)Davis Advisors' Chief Compliance Officer; and
(3)Davis Advisors' Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

VIII.SHAREHOLDER ACTIVISM

Davis Advisors' fiduciary duties to its clients do not necessarily require Davis Advisors to become a "shareholder activist." As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors' clients.

IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING POLICIES AND PROCEDURES AND/OR HOW PROXIES WERE VOTED

Davis Advisors' clients may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85756

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds' website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC's website at http://www.sec.gov.

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.





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X.   SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors' Form ADV Part II, which is delivered to all new clients.

XI.  RECORDS

Davis Advisors' Chief Compliance Officer shall retain for the legally required periods the following records:

(a)Copies of Davis Advisors' Proxy Voting Policies and Procedures and each amendment thereof;
(b)Proxy statements received regarding client securities;
(c)Records of votes Davis Advisors cast on behalf of clients;
(d)Records of written client requests for proxy voting information and Davis Advisors' response; and
(e)Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII. AMENDMENTS

Davis Advisors' Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.




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               DREYFUS CORPORATION - MELLON FINANCIAL CORPORATION
         SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.







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                    THE BANK OF NEW YORK MELLON CORPORATION

                              PROXY VOTING POLICY
                          (Revised: October 24, 2008)

1.SCOPE OF POLICY - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation ("BNY Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of BNY Mellon (BNY Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").
2.FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


3.LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.
4.LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.
5.ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.
6."SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.



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8.MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.
9.SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.
10.RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.
11.DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded




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                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE INVESTMENT COUNSEL
                      PROXY VOTING POLICIES AND PROCEDURES

I.   INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an "Adviser" and collectively the "Advisers") have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers' authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  OVERVIEW

Each Adviser manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company's stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company's management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service ("Agent") in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund's sub-adviser's proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent's recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, may change at the Advisers' discretion.

III. ROLES AND RESPONSIBILITIES

A.Proxy Administrator
  The Proxy Administrator will assist in the coordination of the voting of each client's proxy in accordance with the Guidelines below and the Funds' Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.
B.Agent
  An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients' custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the



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Agent. Such record must reflect all of the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.
  Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.
C. Proxy Group
  The Adviser shall establish a Proxy Group which shall assist in the review of the Agent's recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers' affiliates, may be amended from time to time at the Advisers' discretion.
  For each proposal referred to the Proxy Group, the Proxy Group will review the
  (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.
  If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.
  If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.
  The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.  PROXY VOTING GUIDELINES ("GUIDELINES")

A.GENERAL POLICIES

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund's custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund's investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.PROPOSALS REGARDING MERGERS AND CORPORATE RESTRUCTURINGS

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.PROPOSALS REGARDING MUTUAL FUND PROXIES - DISPOSITION OF
ASSETS/TERMINATION/LIQUIDATION AND MERGERS

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.





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D.CORPORATE STRUCTURE MATTERS/ANTI-TAKEOVER DEFENSES

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.SOCIAL AND ENVIRONMENTAL ISSUES

The Advisers generally support management on social and environmental proposals.

F.VOTING PROCEDURES

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation
  In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent's recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.
2.NON-VOTES: Votes in Which No Action is Taken
  The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.
  Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.
  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.
3.OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent
  Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted
  If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent's analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually. The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.   RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  o  A copy of the Advisers' proxy voting policies and procedures;
  o Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC's EDGAR database or are kept by the Agent and are available upon request;
  o  A record of each vote cast;
  o A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  o Each written client request for proxy voting records and the Advisers' written response to any client request (whether written or oral) for such records.





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All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. ASSESSMENT OF AGENT AND IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

A.ASSESSMENT OF AGENT

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B.CONFLICTS OF INTEREST

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

o Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. ("EVD") (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
o A representative of the Legal and Compliance Department will compile a list of the companies identified (the "Conflicted Companies") and provide that list to the Proxy Administrator.
o The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the "Proxy Companies"). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
o If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the "Policies") or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
  (iii) record the existence of the material conflict and the resolution of the matter.
o If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
     The client, in the case of an individual or corporate client;
     In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.
     The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients' proxies would have a material adverse economic impact on the Advisers' clients' securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.





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The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent's Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent's written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                                                            Adopted June 6, 2003
                                                     As Revised January 20, 2005
                                                       As Revised August 8, 2005
                                                    As Revised February 1, 2006






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                               FRANKLIN TEMPLETON
                            FRANKLIN ADVISERS, INC.
                        FRANKLIN ADVISORY SERVICES, LLC
                         FRANKLIN MUTUAL ADVISORS, LLC
                       TEMPLETON GLOBAL ADVISORS LIMITED

                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisors, LLC and Templeton Global Advisors Limited (hereinafter known collectively as the "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

FIDUCIARY CONSIDERATIONS

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.




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CONFLICTS OF INTEREST
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
1.The issuer is a client[1] of Investment Manager or its affiliates;
2.The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3.The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]
4.An Access Person[3] of Investment Manager or its affiliates also serves as a director or officer of the issuer;
5.A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[4] of such director or trustee, also serves as an officer or director of the issuer; or
6.The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

1 For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a "client."
2.The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 "Access Person" shall have the meaning provided under the current Code of
  Ethics of Franklin Resources, Inc.
4 The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer's management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Soci{e'}t{e'} d'investissement {a`} capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.





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The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to an account's governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor





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can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.- registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock





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or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

GLOBAL CORPORATE GOVERNANCE: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:
1.The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.
2.All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.




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3.The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.
4.In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.
5.The Proxy Group is responsible for maintaining the documentation that supports
  Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.
6.After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
7.The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.
8.The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group's files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.
9.If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund
  Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.
10.The Proxy Group, in conjunction with Legal Staff responsible for coordinating
  Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.
11.The Proxy Group, in conjunction with Legal Staff responsible for coordinating
  Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.
12.The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.
13.The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.
14.The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.



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15.At least annually, the Proxy Group will verify that:
  o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
  o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;
  o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
  o Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 2, 2008




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                      INVESCO AIM CAPITAL MANAGEMENT, INC.
                         PROXY POLICIES AND PROCEDURES

INVESCO AIM PROXY VOTING GUIDELINES

(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").[1

1 AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM China Fund, AIM Floating Rate Fund, AIM Global Real Estate Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Real Estate Fund, AIM S&P 500 Index Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, Series C and Series M are available at our website, http://www.invescoaim.com.

INTRODUCTION

OUR BELIEF

The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.

IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES

I.ACCOUNTABILITY
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any





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actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.
  o Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
     Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.
  o Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.
  o Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.
  o Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
  o Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.
  o Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.
  o Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
  o Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
  o Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.INCENTIVES
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.
  o Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate



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  mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.
  o Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.
  o Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
  o Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.CAPITALIZATION
Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.ANTI-TAKEOVER MEASURES
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY
The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.




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VIII. ROUTINE BUSINESS MATTERS
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

EXCEPTIONS

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.





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Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.







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                           JPMORGAN ASSET MANAGEMENT
                              GLOBAL PROXY VOTING
                  PROCEDURES AND GUIDELINES FOR NORTH AMERICA

                              Global Proxy Voting
                           Procedures and Guidelines
                               for North America
                                  2009 Edition
                                 April 1, 2009

PART I: JPMORGAN ASSET MANAGEMENT GLOBAL

Proxy Voting Procedures
A.OBJECTIVE
As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMAM Entity" and collectively as "JPMAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures.[1]

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues(the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.PROXY COMMITTEE
To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.THE PROXY VOTING PROCESS
JPMAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMAM investment professionals with public companies' proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan.[2]

1 Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, AND Undiscovered Managers Behavorial Value Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.
 2The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.





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Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote
the proxies, the                                              Proxy
Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overridesto the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


  IN THE EVENT A JPMAM INVESTMENT PROFESSIONAL MAKES A RECOMMENDATION IN CONNECTION WITH AN OVERRIDE, THE INVESTMENT PROFESSIONAL MUST PROVIDE THE APPROPRIATE PROXY ADMINISTRATOR WITH A WRITTEN CERTIFICATION ("CERTIFICATION") WHICH SHALL CONTAIN AN ANALYSIS SUPPORTING HIS OR HER RECOMMENDATION AND A CERTIFICATION THAT HE OR SHE (A) RECEIVED NO COMMUNICATION IN REGARD TO THE PROXY THAT WOULD VIOLATE EITHER THE J.P. MORGAN CHASE ("JPMC") SAFEGUARD POLICY (AS DEFINED BELOW) OR WRITTEN POLICY ON INFORMATION BARRIERS, OR RECEIVED ANY COMMUNICATION IN CONNECTION WITH THE PROXY SOLICITATION OR OTHERWISE THAT WOULD SUGGEST THE EXISTENCE OF AN ACTUAL OR POTENTIAL CONFLICT BETWEEN JPMAM'S INTERESTS AND THAT OF ITS CLIENTS AND (B) WAS NOT AWARE OF ANY PERSONAL OR OTHER RELATIONSHIP THAT COULD PRESENT AN ACTUAL OR POTENTIAL CONFLICT OF INTEREST WITH THE CLIENTS' INTERESTS.


D.MATERIAL CONFLICTS OF INTEREST
The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM's investment processes and decisions, including proxy-voting decisions, and to protect JPMAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which:
(i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal





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relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM's voting decision.

E.ESCALATION OF MATERIAL CONFLICTS OF INTEREST
When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
o  removing certain JPMAM personnel from the proxy voting process;
o "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
o voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
o deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be
documented in order to                                        demonstrate that
JPMAM acted in the best interests of its clients.

F.RECORDKEEPING
JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:
o  a copy of the JPMAM Proxy Voting Procedures and Guidelines;
o  a copy of each proxy statement received on behalf of JPMAM clients;
o  a record of each vote cast on behalf of JPMAM client holdings;
o a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
o a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
o a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

                                   EXHIBIT A

  JPMorgan Investment Advisors Inc.

  JPMorgan Chase Bank , NA

  J.P. Morgan Asset Management (UK) Limited

  J.P. Morgan Investment Management Inc.

  JF Asset Management Limited

  JF Asset Management (Singapore) Limited

  JF International Management Inc.

  Security Capital Research & Management Incorporated




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PART II:PROXY VOTING GUIDELINES
JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of
(1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

1.UNCONTESTED DIRECTOR ELECTIONS
  Votes on director nominees should be made on a CASE-BY-CASE (for) basis. Votes generally will be WITHHELD from directors who:

  1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or
  2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
  3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or
  4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or
     ii) majority of the votes cast for two consecutive years; or
  5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or
  6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or
  7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.
  8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a - Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.
  9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company's internal controls.
  10)WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.
  11)Vote CASE BY CASE for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
     We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.
     Special attention will be paid to companies that display a chronic lack of shareholder accountability.




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2.PROXY CONTESTS
  2A.ELECTION OF DIRECTORS
     Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.
  2B.REIMBURSE PROXY SOLICITATION EXPENSES
     Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a CASE-BY-CASE basis.

3.RATIFICATION OF AUDITORS
     Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
    Generally vote AGAINST auditor ratification and WITHHOLD votes from Audit Committee members if non-audit fees exceed audit fees.
     Vote CASE-BY-CASE on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.
     Generally vote AGAINST auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4.PROXY CONTEST DEFENSES
  4A.BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
     Proposals regarding classified boards will be voted on a CASE-BY-CASE basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:
     1)Majority of board composed of independent directors,
     2)Nominating committee composed solely of independent directors,
     3)Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,
     4)Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
     5)Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,
     6)Absence of superior voting rights for one or more classes of stock,
     7)Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
     8)Absence of shareholder rights plan that can only be removed by the incumbent directors
       (dead-hand poison pill).
  4B.SHAREHOLDER ABILITY TO REMOVE DIRECTORS
     Vote against proposals that provide that directors may be removed only for cause.
     Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
     Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
     Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
  4C.CUMULATIVE VOTING
     Cumulative voting proposals will be voted on a CASE-BY-CASE basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:



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     1)Annually elected board,
     2)Majority of board composed of independent directors,
     3)Nominating committee composed solely of independent directors,
     4)Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
     5)Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,
     6)Absence of superior voting rights for one or more classes of stock,
     7)Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
     8)Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).
  4D.SHAREHOLDER ABILITY TO CALL SPECIAL MEETING
     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.
     Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
  4E.SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
     We generally vote FOR proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.
     We generally vote AGAINST proposals to allow or facilitate shareholder action by written consent.
  4F.SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
     Vote FOR proposals that seek to fix the size of the board.
     Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.
5.TENDER OFFER DEFENSES
  5A.POISON PILLS
     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
     Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
     Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.
     Review on a CASE-BY-CASE basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.
     If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
  5B.FAIR PRICE PROVISIONS
     Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
     Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
  5C.GREENMAIL
     Vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
  5D.UNEQUAL VOTING RIGHTS
     Generally, vote AGAINST dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.
     Vote FOR dual-class recapitalizations when the structure is designed to protect economic interests of investors.
  5E.SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND CHARTER OR BYLAWS



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     Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.
     Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
  5F.SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
     Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.
     Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
6.MISCELLANEOUS BOARD PROVISIONS
  6A.SEPARATE CHAIRMAN AND CEO POSITIONS
     We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:
     o Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:
       (1)Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
       (2)Serves as liaison between the chairman and the independent directors,
       (3)Approves information sent to the board,
       (4)Approves meeting agendas for the board,
       (5)Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,
       (6)Has the authority to call meetings of the independent directors, and
       (7)If requested by major shareholders, ensures that he is available for consultation and direct communication;
     o  2/3 of independent board;
     o  All-independent key committees;
     o  Committee chairpersons nominated by the independent directors;
     o CEO performance is reviewed annually by a committee of outside directors; and
     o  Established governance guidelines.
     Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.
  6B.LEAD DIRECTORS AND EXECUTIVE SESSIONS
     In cases where the CEO and Chairman roles are combined, we will vote FOR the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).
  6C.MAJORITY OF INDEPENDENT DIRECTORS
     We generally vote FOR proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.
     Vote FOR shareholder proposals requesting that the board's audit, compensation, and/or nominating committees include independent directors exclusively.
     Generally vote FOR shareholder proposals asking for a 2/3 independent board.
  6D.STOCK OWNERSHIP REQUIREMENTS
     Vote FOR shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.
  6E.TERM OF OFFICE



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     Vote AGAINST shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.
  6F.DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
     Proposals concerning director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis.
     Vote AGAINST proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.
     Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
     Vote FOR proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.
  6G.BOARD SIZE
     Vote FOR proposals to limit the size of the board to 15 members. 6H.MAJORITY VOTE STANDARD

     We would generally vote FOR proposals asking for the board to initiate the appropriate process to amend the company's governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.
7.MISCELLANEOUS GOVERNANCE PROVISIONS
  7A.INDEPENDENT NOMINATING COMMITTEE
  Vote FOR the creation of an independent nominating committee.

  7B.CONFIDENTIAL VOTING
     Vote FOR shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
     Vote FOR management proposals to adopt confidential voting.
  7C.EQUAL ACCESS
     Vote FOR shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.
  7D.BUNDLED PROPOSALS
     Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.
  7E.CHARITABLE CONTRIBUTIONS
     Vote AGAINST shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
  7F.DATE/LOCATION OF MEETING
     Vote AGAINST shareholder proposals to change the date or location of the shareholders' meeting.
     No one site will meet the needs of all shareholders.
  7G.INCLUDE NONMANAGEMENT EMPLOYEES ON BOARD
     Vote AGAINST shareholder proposals to include nonmanagement employees on the board.
     Constituency representation on the board is not supported, rather decisions are based on director qualifications.



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  7H.ADJOURN MEETING IF VOTES ARE INSUFFICIENT
     Vote FOR proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.
     7I.OTHER BUSINESS
     Vote FOR proposals allowing shareholders to bring up "other matters" at shareholder meetings.
     7J.DISCLOSURE OF SHAREHOLDER PROPONENTS
     Vote FOR shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.
8.CAPITAL STRUCTURE
     8A.COMMON STOCK AUTHORIZATION
     Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.
     Vote AGAINST proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.
     8B.STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
     Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.
     8C. REVERSE STOCK SPLITS
     Vote FOR management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.
     Vote CASE-BY-CASE on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue. 8D.BLANK CHECK PREFERRED AUTHORIZATION
     Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
     Vote FOR proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.
     Vote FOR proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
     Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.
     8E.SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
     Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
     8F.ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
     Vote FOR management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent. 8G.RESTRUCTURINGS/RECAPITALIZATIONS
     Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a CASE-BY-CASE basis. Consider the following issues:
     Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
     Change in Control-Will the transaction result in a change in control of the company?
     Bankruptcy-Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.
     8H.SHARE REPURCHASE PROGRAMS



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     Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
     8I.TARGETED SHARE PLACEMENTS
     These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer.
     These proposals are voted on a CASE BY CASE BASIS after reviewing the individual situation of the company receiving the proposal.
9.EXECUTIVE AND DIRECTOR COMPENSATION
     9A.STOCK-BASED INCENTIVE PLANS
     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.
     Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns.
     Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.
     Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an AGAINST vote is indicated. If the proposed cost is below the allowable cap, a vote FOR the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an AGAINST vote-even in cases where the plan cost is considered acceptable based on the quantitative analysis.
       We vote AGAINST equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company's most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company's most recent three-year burn rate exceeds two percent of common shares outstanding.
       Review case by case stock based plans for companies which rely heavily upon stock for incentive compensation. These companies include high growth and financial services companies where threshhold tests fall within 5% of either threshold test (burn rate and /or shareholder transfer value tests).
       9A. STOCK-BASED INCENTIVE PLANS
       For companies in the Russell 3000 we will generally vote AGAINST a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.
  9B.APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS



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     Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.
  9C.SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY
     Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.
     Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.
     Review on a CASE-BY-CASE basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.
  9D.SAY ON PAY
     Vote FOR "Say on Pay" a non-binding advisory vote but vote AGAINST proposals which would require further shareholder say on compensation whereby shareholder influence would impede on one of the main duties of the board of directors of the company.
  9E.GOLDEN AND TIN PARACHUTES
     Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits. Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure ("double-triggered"). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.
     Generally vote CASE-BY-CASE FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
  9F.401(K) EMPLOYEE BENEFIT PLANS
     Vote FOR proposals to implement a 401(k) savings plan for employees. 9G.EMPLOYEE STOCK PURCHASE PLANS
     Vote FOR qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.
     Vote FOR nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee's contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution
  9H.OPTION EXPENSING
     Generally, vote FOR shareholder proposals to expense fixed-price options. 9I.OPTION REPRICING
     In most cases, we take a negative view of option repricings and will, therefore, generally vote AGAINST such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally SUPPORT such proposals.
  9J.STOCK HOLDING PERIODS
     Generally vote AGAINST all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.
  9K.TRANSFERABLE STOCK OPTIONS
     Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.



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  9L.RECOUP BONUSES
     Vote CASE-BY-CASE on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.
10.INCORPORATION
  10A. REINCORPORATION OUTSIDE OF THE UNITED STATES
     Generally speaking, we will vote AGAINST companies looking to reincorporate outside of the U.S.
  10B. VOTING ON STATE TAKEOVER STATUTES
     Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
  10C. VOTING ON REINCORPORATION PROPOSALS
     Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.
11.MERGERS AND CORPORATE RESTRUCTURINGS
  11A. MERGERS AND ACQUISITIONS
     Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.
  11B. NONFINANCIAL EFFECTS OF A MERGER OR ACQUISITION
     Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote AGAINST proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.
  11C. CORPORATE RESTRUCTURING
  Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, "going private" proposals, spin-offs, liquidations, and asset sales, should be considered on a CASE-BY-CASE basis.
  11D. SPIN-OFFS
     Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
  11E. ASSET SALES
     Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
  11F. LIQUIDATIONS
     Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
  11G. APPRAISAL RIGHTS
     Vote FOR proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.
  11H. CHANGING CORPORATE NAME
     Vote FOR changing the corporate name.
12.SOCIAL AND ENVIRONMENTAL ISSUES
  We believe that a company's environmental policies may have a long-term impact on the company's financial performance. We believe that good corporate governance policies should consider the impact of company operations



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on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company's operations, sales and capital investments. Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company's environmental policies and performance. At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company's industry peers and that may put the company at a competitive disadvantage.
12A. ENERGY AND ENVIRONMENT
     Vote CASE-BY-CASE on proposals that request companies to subscribe to the CERES Principles.
     Vote FOR proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.
     Vote CASE-BY-CASE on disclosure reports that seek additional information. Vote CASE-BY-CASE on proposals that request a report on greenhouse gas emissions from company operations and/or products.
     Vote CASE-BY-CASE on proposals that request a report on the impact of climate change on the company's operations and/or products.
     Vote CASE-BY-CASE on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.
     Vote CASE-BY-CASE on proposals requesting a company report on its energy efficiency policies.
12B. MILITARY BUSINESS
     Vote CASE-BY-CASE on defense issue proposals.
     Vote CASE-BY-CASE on disclosure reports that seek additional information on military-related operations.
12C. INTERNATIONAL LABOR ORGANIZATION CODE OF CONDUCT
     Vote CASE-BY-CASE on proposals to endorse international labor organization code of conducts.
     Vote CASE-BY-CASE on disclosure reports that seek additional information on company activities in this area.
12D. PROMOTE HUMAN RIGHTS IN CHINA, NIGERIA, THE SUDAN AND BURMA
     Vote CASE-BY-CASE on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.
     Vote CASE-BY-CASE on disclosure reports that seek additional information on company activities regarding human rights.
12E. WORLD DEBT CRISIS
     Vote CASE-BY-CASE ON proposals dealing with third world debt.
     Vote CASE-BY-CASE on disclosure reports regarding company activities with respect to third world debt.
12F. EQUAL EMPLOYMENT OPPORTUNITY AND DISCRIMINATION
     Vote CASE-BY-CASE on proposals regarding equal employment opportunities and discrimination.
     Vote CASE-BY-CASE on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.
12G. ANIMAL RIGHTS
     Vote CASE-BY-CASE ON proposals that deal with animal rights.
12H. PRODUCT INTEGRITY AND MARKETING
     Vote CASE-BY-CASE ON proposals that ask companies to end their production of legal, but socially questionable, products.
     Vote CASE-BY-CASE on disclosure reports that seek additional information regarding product integrity and marketing issues.
     Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.



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     Vote CASE-BY-CASE on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.
12I. HUMAN RESOURCES ISSUES
     Vote CASE-BY-CASE on proposals regarding human resources issues.
     Vote CASE-BY-CASE on disclosure reports that seek additional information regarding human resources issues.
12J. LINK EXECUTIVE PAY WITH SOCIAL AND/OR ENVIRONMENTAL CRITERIA
     Vote CASE-BY-CASE on proposals to link executive pay with the attainment of certain social and/or environmental criteria.
     Vote CASE-BY-CASE on disclosure reports that seek additional information regarding this issue.
12K. HIGH RISK MARKETS
     Vote CASE-BY-CASE on requests for the company to review and report on the financial and reputation risks associated with operations in "high risk" markets, such as a terrorism-sponsoring state or otherwise.
13.FOREIGN PROXIES
  Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.
14.PRE-SOLICITATION CONTACT
  From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals.
  Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.
  WHAT IS MATERIAL NON-PUBLIC INFORMATION?
  The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
     o  a pending acquisition or sale of a substantial business;
     o financial results that are better or worse than recent trends would lead one to expect;
     o  major management changes;
     o  an increase or decrease in dividends;
     o calls or redemptions or other purchases of its securities by the company;
     o  a stock split, dividend or other recapitalization; or
     o financial projections prepared by the Company or the Company's representatives.
  WHAT IS PRE-SOLICITATION CONTACT?
  Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"
  Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.



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  It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.



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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      PROXY VOTING POLICIES AND PROCEDURES

                                  JUNE 1, 2008

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS' other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:
A.Voting Guidelines;
B.Administrative Procedures;
C.Monitoring System;
D.Records Retention; and
E.Reports.

A.VOTING GUIDELINES
  1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST
     MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.
     In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise be dictated by these guidelines.
     As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.
     From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.
     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.



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  2. MFS' POLICY ON SPECIFIC ISSUES
     Election of Directors
     MFS believes that good governance should be based on a board with at least a simple majority of directors who are "independent" of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for, or vote against, as applicable, a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent."
     MFS will also withhold its vote for, or vote against, as applicable, a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will withhold its vote for, or vote against, as applicable, all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or
     (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.
     MFS will also withhold its vote for, or vote against, as applicable, a nominee (other than a nominee who serves as the issuer's Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be "excessive" due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted "excessive" executive compensation, MFS may also withhold its vote for, or vote against, as applicable, the re-election of the issuer's Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers or, excessive perks.
     MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.
     Majority Voting and Director Elections
     MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) ("Majority Vote Proposals").MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company's election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company's election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:
     o Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;
     o Guidelines should include a reasonable timetable for resolution of the nominee's status and a requirement that the resolution be disclosed together with the reasons for the resolution;
     o Vest management of the process in the company's independent directors, other than the nominee in question; and
     o Outline the range of remedies that the independent directors may consider concerning the nominee.



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  CLASSIFIED BOARDS
     MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.
     NON-SALARY COMPENSATION PROGRAMS
     MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.
     MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).
     MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor's 100 index as of December 31 of the previous year.
     EXPENSING OF STOCK OPTIONS
     MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.
     EXECUTIVE COMPENSATION
     MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer's compensation committee members is the appropriate mechanism to express our view on a company's compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.
     MFS supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.
     EMPLOYEE STOCK PURCHASE PLANS
     MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.
     "GOLDEN PARACHUTES"
     From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.
     ANTI-TAKEOVER MEASURES
     In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.



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     MFS generally votes for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills." MFS may consider the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if we can determine that the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either
     (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.
     REINCORPORATION AND REORGANIZATION PROPOSALS
     When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers. ISSUANCE OF STOCK
     There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs," when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is not warranted.
     REPURCHASE PROGRAMS
     MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.
     CONFIDENTIAL VOTING
     MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.
     CUMULATIVE VOTING
     MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which (for U.S. listed companies) must be comprised solely of "independent" directors.
     WRITTEN CONSENT AND SPECIAL MEETINGS
     Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.
     INDEPENDENT AUDITORS
     MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm or prohibit any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a



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  company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.
     OTHER CORPORATE GOVERNANCE, CORPORATE RESPONSIBILITY AND SOCIAL ISSUES There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to include in the issuer's proxy statement an annual advisory shareholder vote as to the company's executive compensation practices during the previous year, to permit shareholders access to the company's proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.
     The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.
     FOREIGN ISSUERS
     Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.
     MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. MFS will also withhold its vote for, or vote against, as applicable, a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled "Voting Guidelines-MFS' Policy on Specific Issues-Election of Directors."
     MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.
     In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally



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  outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote.
     In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, power of attorney requirements and late delivery of proxy materials. In these limited instances, MFS votes non-U.S. securities on a best efforts basis in the context of the guidelines described above.
B.ADMINISTRATIVE PROCEDURES
  1. MFS PROXY VOTING COMMITTEE
  The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
  a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;
  b. Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and
  c. Considers special proxy issues as they may arise from time to time.
  2. POTENTIAL CONFLICTS OF INTEREST
  The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to ensure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
  a. In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, "Non Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:
  b. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Client List");
  c. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;
  d. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and
  e. For all potential material conflicts of interest identified under clause
     (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS' Conflicts Officer.



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  The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.
  From time to time, certain MFS Funds may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the MFS Fund that owns shares of the underlying fund will vote its shares in the same proportion as the other shareholders of the underlying fund.
  3. GATHERING PROXIES
  Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.
  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS' Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and the MFS Proxy Voting Committee.
  4. ANALYZING PROXIES
  Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
  As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.[1] However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
1 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

  5. VOTING PROXIES
  In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.
C.MONITORING SYSTEM



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  It is the responsibility of the Proxy Administrator and MFS' Proxy Voting
  Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.
  When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.
D.RECORDS RETENTION
  MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.
E.REPORTS
  MFS FUNDS
  MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management's recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; and (v) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees, Directors and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.
  ALL MFS ADVISORY CLIENTS
  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.
  Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.



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                   NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
                              PROXY VOTING SUMMARY

The Funds' Investment Adviser votes proxies on behalf of the Funds pursuant to
written   Proxy Policy Guidelines and Procedures ("Proxy Guidelines") adopted by the Funds. A summary of the Proxy Guidelines is provided below. To obtain information on how your Fund's securities were voted, please contact your account representative at 1-800-551-8043. In addition, the following proxy voting guidelines apply to Nicholas Applegate separately managed accounts.

                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

                              PROXY VOTING SUMMARY

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are aligned with the voting recommendations of Glass Lewis, a third-party research and proxy voting service to which we subscribe.

We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, risk management, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ
depending on individual facts and circumstances.   Even when our guidelines
specify how we normally vote on particular issues, we may change the vote if it
is reasonably determined to be in our client's best interest.   In certain
cases, we will vote a specific account outside of our policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.





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                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

                            PROXY VOTING GUIDELINES

                                EFFECTIVE 2/1/09

I AUDIT

AUDITORS

VOTE FOR proposals to ratify auditors, unless there is a reason to believe the auditing firm has a financial interest in or association with the company and is, therefore, not independent; or there is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position. Additionally, we may vote against ratification of auditors:
  When audit fees added to audit-related fees total less than the tax fees and/or less than other non-audit fees
  If there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g. a restatement due to a reporting error)
  When the auditor performs tax shelter work or work for a contingent type fee including a fee based on a percentage of economic benefit to the company
  When audit fees are excessively low, especially when compared with other companies in the same industry
  When the company has aggressive accounting policies
  When the Auditor has liability caps
  When the Auditor performs tax services for the CEO or CFO of the company IIRESTATEMENTS TO FINANCIALS

RESTATEMENTS

All votes regarding restatements to financials are normally voted in accordance with Glass Lewis analysis and recommendation in regard to:
  The restatement involves fraud or manipulation by insiders;
  The restatement is accompanied by an SEC inquiry or investigation;
  The restatement involves revenue recognition;
  The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.
IIIBOARD OF DIRECTORS

A.DIRECTOR NOMINEES AND ELECTIONS

Votes on director nominees and elections are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Evaluations are based on the following criteria (and any others that may be deemed relevant by Glass Lewis or Nicholas-Applegate):
  Long term corporate performance record based on increases in shareholder wealth, earnings, financial strength
  Executive Compensation
  Director Compensation
  Corporate Governance Provisions and Takeover Activity
  Related-Party Transaction disclosures
  Criminal Activity
  Investment in the Company
  Interlocking Directorships
  Inside, Outside, and Independent Directors
  Board Composition
  Board Committees
  Number of Other Board Seats



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  Board-level Risk Management oversight
  Any problems or issues that arose on Other Board assignments
  Support of majority-supported shareholder proposals
B.DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

  1. Proposals concerning director and officer indemnification and liability protection are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. VOTE AGAINST proposals to limit or eliminate entirely the liability for monetary damages of directors and officers for violating the duty of care.
  3. VOTE AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts like negligence, that are more serious violations of fiduciary obligation than mere carelessness.
  4. VOTE FOR only those proposals providing such expanded coverage on cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and (ii) if only the director's legal expenses would be covered.
C.DIRECTOR DUTIES AND STAKEHOLDER LAWS

VOTE AGAINST management or shareholder proposals to allow the board of directors to consider the interests of "stakeholders" or "non-shareholder constituents," unless these proposals make it clear that these interests are to be considered in the context of the prevailing commitment to shareholders.

D.DIRECTOR NOMINATIONS

VOTE IN ACCORDANCE WITH GLASS LEWIS shareholder proposals asking that management allow large shareholders equal access to management's proxy to discuss and evaluate management's director nominees, and/or to nominate and discuss shareholder nominees to the board.

E.AFFILIATED VS INDEPENDENT DIRECTORS

  1. Shareholder proposals asking that boards be comprised of a majority of independent directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. VOTE FOR shareholder proposals asking that board audit, compensation and/or nominating committees be comprised exclusively of independent directors.
F.STOCK OWNERSHIP REQUIREMENTS

VOTE IN ACCORDANCE WITH GLASS LEWIS on shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

G.TERM OF OFFICE

VOTE AGAINST proposals to limit the tenure of outside directors.

IV   PROXY CONTESTS AND CORPORATE DEFENSES

A.PROXY CONTESTS FOR BOARD SEATS

All votes in a contested election of directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.CLASSIFIED BOARDS

  1. VOTE against proposals to classify the board.
  2. VOTE FOR proposals to repeal a classified board, and to elect all directors annually.
C.CUMULATIVE VOTING

  1. VOTE FOR proposals to permit cumulative voting in the election of directors.
  2. VOTE AGAINST proposals to eliminate cumulative voting in the election of directors.
D.DIRECTOR NOMINATIONS

VOTE AGAINST management proposals to limit shareholders' ability to nominate directors.





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E.SHAREHOLDERS' RIGHT TO CALL SPECIAL MEETINGS

  1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to call special meetings.
  2. VOTE FOR shareholder proposals that remove restrictions on the right of shareholders to act independently of management.
F.SHAREHOLDER ACTION BY WRITTEN CONSENT

  1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to take action by written consent.
  2. VOTE FOR shareholder proposals to allow or make easier shareholder action by written consent.
G.SIZE OF THE BOARD

  1. VOTE FOR proposals that seek to fix the size of the Board.
  2. VOTE AGAINST management proposals that give management the ability to alter the size of the Board without shareholder approval.
H.SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS

  1. VOTE AGAINST proposals that state directors may be removed only for cause.
  2. VOTE FOR proposals to restore shareholder ability to remove directors with or without cause.
  3. VOTE AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
  4. VOTE FOR proposals that permit shareholders to elect directors to fill
     board      vacancies.
  5. Vote in accordance with Glass Lewis recommendations on proposals calling for election of directors by a majority vote.
V    TENDER OFFERS AND CORPORATE DEFENSES

A.FAIR PRICE PROVISIONS

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to adopt a fair price provision, as long as the shareholder vote requirement imbedded in the provision is no more than a majority of the disinterested shares.
  2. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.
B.GREENMAIL

  1. VOTE FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
  2. Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal regarding anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
  3. Vote on a CASE-BY-CASE basis regarding restructuring plans that involve the payment of pale greenmail.
C.POISON PILLS

  1. VOTE FOR shareholder proposals asking that a company submit its poison pill for shareholder ratification.
  2. Shareholder proposals to redeem a company's poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. Management proposals to ratify a poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
D. STAKEHOLDER PROVISIONS

VOTE AGAINST management proposals allowing the board to consider stakeholders' (outside constituencies') interests when faced with a tender offer.

E.SUPER-MAJORITY VOTE REQUIREMENT TO APPROVE MERGERS

  1. VOTE FOR shareholder proposals to lower super-majority vote requirements for mergers and other business combinations.



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  2. VOTE AGAINST management proposals to require a super-majority shareholders'
     vote to approve mergers and other significant business combinations. F.SUPER-MAJORITY SHAREHOLDER VOTE REQUIREMENTS TO AMEND CHARTER ORBYLAWS

  1. VOTE FOR shareholder proposals to lower super-majority vote requirements to amend any bylaw or charter provision.
  2. VOTE AGAINST management proposals to require a super-majority vote to amend any bylaw or charter provision.
G.UNEQUAL VOTING RIGHTS

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals for dual class exchange offers and dual class recapitalizations.

H.EXISTING DUAL CLASS COMPANIES

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals asking that a company report to shareholders on the financial impact of its dual class voting structure.
  2. VOTE FOR shareholder proposals asking that a company submit its dual class voting structure for shareholder ratification.
I.WHITE SQUIRE PLACEMENTS

VOTE FOR shareholder proposals to require approval of all blank check preferred stock issues.

VI   MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS

A.ABSTENTION VOTES

VOTE FOR shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting, unless that consideration is required by state law.

B.ANNUAL MEETINGS

  1. VOTE AGAINST management proposals asking for authority to vote at the meeting for "other matters".
  2. VOTE AGAINST shareholder proposals to rotate the time or place of annual meetings.
C.CONFIDENTIAL VOTING AND INDEPENDENT TABULATION AND INSPECTIONS

VOTE FOR proposals to adopt a policy that comprises both confidential voting and the use of independent vote tabulators of elections.

D.EQUAL ACCESS

VOTE FOR shareholder proposals to allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and/or to nominate their own candidates to the board.

E.BUNDLED PROPOSALS

Bundled or "conditioned" proxy proposals are normally voted in accordance with
Glass Lewis analysis and recommendation on each individual proposal.   (e.g.,
management proposals to provide shareholders a special dividend that are bundled with other charter or bylaw changes).

F.SHAREHOLDER ADVISORY COMMITTEE

  1. Shareholder proposals to establish shareholder advisory committees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. Decisions on whether or not to join a shareholder advisory committee are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
F.SHAREHOLDER ADVISORY COMMITTEE

G.DISCLOSURE PROPOSALS

Shareholder proposals requesting fuller disclosure of company policies, plans or business practices are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.





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H.CONFLICT OF INTEREST

When facing conflicts between our interests and the interests of our clients,
Nicholas-Applegate will always act in the best interests of its clients.   In
proxy voting matters, conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts. Or, a potential client battling a contentious shareholder proposal may ask for our vote in exchange for granting us an investment mandate. In these cases and other potential conflict scenarios, Nicholas-Applegate must exercise caution to ensure our clients' interests are not compromised.

We believe a reasonable process to screen for potential conflicts that could influence our proxy voting is as follows:
  identify any situation where we DO NOT intend to vote in accordance with our normal policy on any issue;
  determine who is directing (portfolio manager, client, etc) us to vote contrary to our normal policy;
  review and analyze for potential conflict issues (e.g., may require
  PM to disclose any relationship with the issuer via a written questionnaire); Proxy Committee to review request to vote contrary to policy, and potential conflict if any, prior to voting, and will make final decision.
  Pursuant to the request of the Board of Trustees of the Nicholas-Applegate Institutional Funds, NACM will report to the Board any conflict of interest matter and how the Committee resolved it.
The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

VIIMUTUAL FUNDS

INVESTMENT POLICIES AND ADVISORY AGREEMENTS

All votes for investment policies and advisory agreements are normally voted in accordance with Glass Lewis analysis and recommendation in regard to:
  The terms of any amended advisory or sub-advisory agreement
  Any changes in the fee structure paid to the investment advisor
  Any material changes to the fund's investment objective or strategy
VIII CAPITAL STRUCTURE

A.COMMON STOCK AUTHORIZATION

  1. Proposals to increase the number of shares of common stock the board is authorized to issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. Proposals to increase the number of shares of common stock authorized for issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposed common share authorizations that increase existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.
B.STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C.REVERSE STOCK SPLITS

VOTE FOR management proposals to implement a reverse stock split that also reduces the number of authorized common shares.

D.BLANK CHECK PREFERRED STOCK

  1. VOTE AGAINST management proposals authorizing the creation of new classes of preferred stock which have unspecified rights including voting, conversion or dividend distribution rights.



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  2. Management proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. VOTE FOR shareholder proposals asking that any placement of blank check preferred stock be first approved by shareholders, unless the placement is for ordinary business purposes.
  4. VOTE AGAINST proposals that create "blank check" preferred stock. E.ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

VOTE FOR management proposals to reduce the par value of common stock.

F.PREEMPTIVE RIGHTS

Proposals to provide shareholders with preemptive rights are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G.DEBT RESTRUCTURING

Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H.SHARE REPURCHASE PROGRAMS

VOTE FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

IX   EXECUTIVE COMPENSATION/EMPLOYEE CONSIDERATION

A.INCENTIVE PLANS

All proposals on incentive compensation plans (including option plans) for executives and directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The evaluation is based on the following criteria (and any other that may be deemed relevant by Glass Lewis or Nicholas-Applegate):
  Compensation Committee
  Necessity
  Reasonableness Test
  Participation
  Dilution
  Shares Available
  Exercise and Payment Terms
  Change-in-Control Provisions
  Types of Awards
  Company specific dilution cap calculated
  Present Value of all incentives, derivative awards, cash/bonus compensation Shareholder wealth transfer (dollar amount of shareholders' equity paid it's executives)
  Voting power dilution - Potential percent reduction in relative voting power Criteria for awarding grants
  The pace of grants
  The value of grants per employee compared with the company's peers
  Allowance for re-pricing of options
  Past granting patterns
  Process for determining pay levels
B.SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR COMPENSATION

  1. Generally, VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals that seek additional disclosure of executive and director compensation information.



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  2. All other shareholder proposals that seek to limit executive and director compensation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
C.GOLDEN PARACHUTES

  1. VOTE FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
  2. Proposals to ratify or cancel golden or tin parachutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
D.EMPLOYEE STOCK OWNERSHIP PLANS (ESOP)

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals requesting shareholder approval to implement Employee Stock Ownership Plans, or increase authorized shares for existing Employee Stock Ownership Plans except when the number of shares allocated to the ESOP is excessive (i.e. greater than 5% of outstanding shares).
  2. Votes directly pertaining to the approval of an ESOP or a leveraged ESOP are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Our evaluation is based on the following criteria (and any other that may be deemed relevant):
       Reasonableness Test
       Participation
       Administration
       Shares Available
       Exercise and Payment Terms
       Change-in-Control Provisions
       Types of Awards
       Dilution
E.401(K) EMPLOYEE BENEFIT PLANS

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals to implement a 401(k) savings plan for employees.

F.DISCOUNTED OPTIONS/RESTRICTED STOCK

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on discounted options and restricted stock without performance criteria (except restricted stock in U.S.-style stock option plans, which are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.)

G.PENSION FUND CREDITS

VOTE FOR proposals that exclude pension fund credits from earnings when calculating executive compensation. In addition, VOTE AGAINST proposals that include pension fund credits in earnings when calculating executive compensation.

X     STATE OF INCORPORATION

A.RE-INCORPORATION PROPOSALS

Proposals to change a corporation's state of incorporation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.STATE TAKEOVER STATUTES

Proposals to opt in or opt out of state takeover statutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.STATE FAIR PRICE PROVISIONS

Proposals to opt out of S.F.P's are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.STAKEHOLDER LAWS





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VOTE FOR proposals to opt out of stakeholder laws (allowing directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E.DISGORGEMENT PROVISIONS

Proposals to opt out of disgorgement provisions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

XI   MERGERS AND CORPORATE RESTRUCTURINGS

A.MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are normally voted in accordance with Glass
Lewis analysis and recommendation on each individual proposal.    The voting
decision depends on a number of factors, including:
  Anticipated financial and operating benefits
  Offer price (cost vs. premium)
  Prospects of the combined companies
  How the deal was negotiated
  Changes in corporate governance and their impact on shareholder rights Other pertinent factors discussed below.
B.CORPORATE RESTRUCTURINGS

Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations and asset sales, are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.SPIN-OFFS

Votes on spin-offs are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering:
  The tax and regulatory advantages
  Planned use of the sale proceeds
  Market focus
  Managerial incentives.
D.ASSET SALES

Votes on asset sales are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal,

Considering:
  The impact on the balance sheet/working capital
  The value received for the asset
  The potential elimination of diseconomies.
E.LIQUIDATIONS

Votes on liquidations normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, after reviewing:

Management's efforts to pursue other alternatives

The appraisal value of the assets

The compensation plan for executives managing the liquidation.

F.RIGHTS OF APPRAISAL

  VOTE FOR shareholder proposals to provide rights of appraisal to dissenting shareholders.

G.CHANGING CORPORATE NAME





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  VOTE FOR changing the corporate name.

XIISOCIAL ISSUES PROPOSALS

SOCIAL ISSUES PROPOSALS

Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal, which is based on expected effect on shareholder value, and then voted accordingly.

XIII PROXIES NOT VOTED

A.SHARES OUT ON LOAN

Registered investment companies that are advised or sub-advised by Nicholas-Applegate as well as certain other advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. Nicholas-Applegate believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program through its lending agent that balances any tension between loaning and voting securities in a manner that satisfies such client. Nicholas-Applegate will request that clients notify Nicholas-Applegate in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, Nicholas-Applegate will defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Upon a client's written request, Nicholas-Applegate will use reasonable efforts to notify the client of proxy measures that Nicholas-Applegate deems material.

Material proxy measures for purposes of determining whether a recall of a security is warranted generally involve mergers, acquisitions, spin-offs or other similar corporate action that may impact the value of the security. Nicholas-Applegate's Proxy Voting Committee will review the standard for determination of material measures from time to time and will adjust the standard as it deems necessary. Nicholas-Applegate may utilize third-party service providers, in its sole discretion, to assist it in identifying and evaluating proxy measures.

The ability to timely recall shares for proxy voting purposes is not within the control of Nicholas-Applegate. The recall of shares from the lending program must be coordinated by the client with their lending agent and/or custodian. Under certain circumstances, particularly in the case of non-U.S. equities, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, a client's efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

B.SHARE-BLOCKING

Proxies are not voted for countries with "share-blocking", generally, voting would restrict ability to sell shares. A list of countries with "share-blocking" is available upon request.

Foreign Securities

There may be circumstances, such as costs or other factors, where Nicholas-Applegate would in its reasonable discretion refrain from voting proxy shares. Voting proxies of foreign issuers, as compared to those of domestic issuers, can entail significant costs. These costs may include the cost of translating proxy statements or travel to attend shareholder meetings. Administrative obstacles also may arise such as timely notice as well as share blocking that results in the inability to sell shares during the proxy period. Under such circumstances, Nicholas-Applegate may determine that refraining from voting is in a client's best interest in that the costs involved in voting exceed any anticipated
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                            NFJ INVESTMENT GROUP LLC
                              PROXY VOTING SUMMARY

                    ALLIANZ GLOBAL INVESTORS OF AMERICA L.P.

                       PROXY VOTING POLICY AND PROCEDURES

                       NFJ INVESTMENT GROUP L.P. VERSION

        VERSION 1.3 -EFFECTIVE AUGUST 1, 2003 REVISED DECEMBER 31, 2007

GENERAL POLICY

NFJ Investment Group L.P. ("NFJ") votes proxies as part of its authority to manage, acquire, and dispose of account assets, unless the client has explicitly reserved the authority for itself. This policy is designed and implemented in a manner reasonably expected to ensure that voting rights are exercised in the best interest of NFJ's clients and in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940, other applicable rules of the Securities and Exchange Commission and NFJ's fiduciary obligations. When voting proxies, NFJ's primary objective is to make voting decisions solely in the best interests of its clients by voting proxies in a manner intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby NFJ has authority to vote its client's proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services. These include:
  Exercising responsibility for voting decisions;
  Resolving conflicts of interest;
  Making appropriate disclosures to clients;
  Creating and maintaining appropriate records;
  Providing clients access to voting records; and Outsourcing the proxy voting administrative process.
RESPONSIBILITY FOR VOTING DECISIONS

Exercise of shareholder voting rights is an investment decision. Accordingly, it is the responsibility of NFJ's senior management to ensure that voting decisions are organized and conducted in accordance with portfolio objectives and any applicable legal requirements. In order to ensure that this obligation is carried out, the senior management of NFJ has designated a committee to be responsible for all aspects of the exercise of shareholder rights (the "Proxy Committee"). The Proxy Committee is comprised of NFJ professionals as provided for in the charter of the Proxy Committee. The Proxy Committee shall have the responsibility for oversight of the proxy voting process for all NFJ clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. To the extent a client instructs NFJ to direct voting on a particular issue, the Proxy Committee shall evaluate such request on a case-by-case basis.

THE PROXY COMMITTEE

The Proxy Committee shall be governed by this policy and will perform the following duties:
  Establish NFJ's proxy voting guidelines, with such advice, participation and research as the Proxy Committee deems appropriate from the investment professionals, proxy voting services or other knowledgeable interested parties.
  To the extent the proxy guidelines do not cover potential proxy voting issues, discuss and determine the process for determining how to vote such issues. Develop a process for the resolution of voting issues that require a case-by-case analysis or involve a conflict of interest (including the involvement of the appropriate investment professionals as necessary) and monitor such process.
  Vote or engage a third party service provider to vote proxies in accordance with NFJ's guidelines.
  Document, in the form of a report, the resolution of any conflicts of interest between NFJ and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients.
  Approve and monitor the outsourcing of voting obligations to third-parties.



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  Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.
The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

OBLIGATION TO VOTE

When an investment management or client relationship is established, the obligation of NFJ to vote may be inherent in the relationship or, in some cases, implied as a matter of law. In some situations, the client may prefer to vote (or direct the voting) for portfolio securities. To the extent a client wishes to retain voting authority, the client specifically must do so in writing.

VOTING PROXIES

Written Proxy Voting Guidelines

NFJ shall establish general voting guidelines for recurring proposals ("Voting Guidelines"). The Voting Guidelines should address routine as well as significant matters commonly encountered. The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances. The Proxy Committee or its delegate (typically, an investment professional on the Proxy Committee) shall review the Voting Guidelines periodically. In addition, the Proxy Committee or its delegate (typically, an investment professional on the applicable strategy team) may make the determination regarding how to vote a proxy on a case-by-case basis.

Abstention from Voting Proxies

NFJ may abstain or refrain from voting a client proxy on behalf of its clients' accounts under certain circumstances. These include:
  When the economic effect on shareholder's interests or the value of the portfolio holding is indeterminable or insignificant;
  When voting the proxy would unduly impair the investment management process; When the cost of voting the proxies outweighs the benefits or is otherwise impractical;
  When the issuer whose management is soliciting the proxy (or other proponent of the proxy) is an affiliate of NFJ.
Logistical Considerations

NFJ may refrain from voting a proxy due to logistical or other considerations that may have a detrimental effect on NFJ's ability to vote such a proxy. These issues may include, but are not limited to: (1) proxy statements and ballots being written in a foreign language, (2) untimely notice of a shareholder meeting, (3) requirements to vote proxies in person, (4) restrictions on foreigner's ability to exercise votes, (5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (e.g. share blocking) or (6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Securities on Loan

Registered investment companies that are advised or sub-advised by NFJ as well as certain other advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. NFJ believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program through its lending agent that balances any tension between loaning and voting securities in a manner that satisfies such client. NFJ will request that clients notify NFJ in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, NFJ will defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. If the client who participates in a securities lending program requests, NFJ will use reasonable efforts to request the client recall the loaned securities for voting if NFJ has knowledge that the proxy involves a Material Event (as defined below) effecting the loaned securities.

Material Event for purposes of determining whether a recall of a security is warranted, means a proxy that relates to a merger, acquisition, spin-off or other similar corporate action. The Proxy Committee will review the standard
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determination of a Material Event from time to time and will adjust the standard as it deems necessary. NFJ may utilize third-party service providers, in its sole discretion, to assist it in identifying and evaluating whether an event constitutes a Material Event.

The ability to timely recall shares for proxy voting purposes is not within the control of NFJ and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

RESOLVING CONFLICTS OF INTEREST

NFJ may have conflicts that can affect how it votes its clients' proxies. For example, NFJ may advise a pension plan whose management is sponsoring a proxy proposal. NFJ's clients that exercise voting rights themselves may also have conflicting views with NFJ on the appropriate manner of exercising shareholder voting rights in general or in specific circumstances. Regardless, votes shall only be cast in the best economic interests of clients in a manner intended to enhance the economic value of the underlying portfolio securities. NFJ shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client. The Proxy Committee is responsible for addressing how NFJ resolves material conflicts of interest with its clients.

MAKING APPROPRIATE DISCLOSURES TO CLIENTS

NFJ shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement. The delivery of this statement can be made in
Part II of Form ADV or under separate cover.

CREATING AND MAINTAINING APPROPRIATE RECORDS

Recordkeeping Requirements

In keeping with applicable law, NFJ will keep the following records:
  Copies of NFJ's Proxy Voting Policy and Procedures;
  Copies or records of each proxy statement received with respect to clients' securities for whom NFJ exercises voting authority; records of votes cast on behalf of clients;
  Records of each vote cast as well as certain records pertaining to NFJ's decision on the vote;
  Records of written client requests for proxy voting information; and Records of written responses from NFJ to either written or oral client request regarding proxy voting.
Retention of Records

Records are kept for at least six years following the date that the vote was cast. NFJ may maintain the records electronically. Third-party service providers may be used to maintain proxy statements and proxy votes.

PROVIDING CLIENTS ACCESS TO VOTING RECORDS

Access by Clients

Generally, clients of NFJ have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.

Shareholders and unit-holders of commingled funds advised or sub-advised by NFJ shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties

Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

OUTSOURCING THE PROXY VOTING PROCESS

To assist in the proxy voting process, NFJ may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided to NFJ may offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.




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                            OPPENHEIMER CAPITAL LLC
                       PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the investment adviser votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled. Oppenheimer Capital LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best interests of its clients by voting proxies in a manner intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients' proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services. Under the rule, an investment adviser can have implicit or explicit proxy voting authority, and an adviser must vote proxies even if the advisory contract is silent on this question where its authority is implied by the overall delegation of discretionary authority. In some situations, the client may prefer to retain proxy voting authority or direct proxy voting authority to a third party. The Company is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority to the client or to a third party.

I.   PROXY VOTING GUIDELINES

A. Proxy Guidelines. The Company has adopted written Proxy Voting Guidelines (the "Proxy Guidelines") that are reasonably designed to ensure that the firm is voting in the best interest of its clients and fund investors. The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. The Proxy Guidelines address routine as well as significant matters commonly encountered. However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.

B. Client Instructions to Vote in a Particular Manner. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guidelines. The Company shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

C. Cost-Benefit Analysis Involving Voting Proxies. The Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Given the outcome of the cost-benefit analysis, the Company may refrain from voting a proxy on behalf of its clients' accounts.

In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

D. Share Blocking. The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.





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E. Securities on Loan. Registered investment companies ("client") that are advised or sub-advised by the Company as well as certain other advisory clients[1] may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. The Company believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program through its lending agent that balances any tension between loaning and voting securities in a manner that satisfies such client. The Company will request that clients notify the Company in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, the Company will defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. If the client who participates in a securities lending program requests, the Company will use reasonable efforts to request that the client recall the loaned securities for voting if the Company has knowledge that the proxy involves a Material Event (as defined below) effecting the loaned securities.

Material Event for purposes of determining whether a recall of a security is warranted, means a proxy that relates to a merger, acquisition, spin-off or other similar corporate action. The Proxy Committee will review the standard for determination of a Material Event from time to time and will adjust the standard as it deems necessary. The Company may utilize third-party service providers, in its sole discretion, to assist it in identifying and evaluating whether an event constitutes a Material Event.

The ability to timely recall shares for proxy voting purposes is not within the control of the Company and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

1 Effective May 22, 2008, the Proxy Committee approved Section E to the Proxy
  Policy and Procedures specific only to registered investment companies. The Proxy Committee agreed that the application of this section as it relates to institutional and other client types requires further review, analysis and discussions with clients to identify what procedures and methodology would be appropriate for other client bases. In that regard, the Company has begun to assess the process and will provide status updates to the Proxy Committee of its review.

F. Case-by-Case Proxy Determinations. With respect to a proxy ballot that requires a case-by-case voting determination where the Company has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, the Company has directed the Proxy Provider to vote in accordance with the Proxy Provider's Policy.

G. Index Funds. With respect to an index fund managed by the Company where all of the securities included in the respective index are purchased for the fund weighted in the same proportions as the index (i.e. a passive investment strategy), the Company will direct the Proxy Provider (as defined below) to vote in accordance with the Proxy Provider's Policy in situations where a proxy ballot requires a case-by-case voting determination and the security is not held on behalf of any other client account as of the proxy's record date.

II.  OUTSOURCING THE PROXY VOTING PROCESS

The Company has retained an independent third party service provider (the "Proxy Provider") to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The services provided to the Company offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.

III. PROXY COMMITTEE

The Company has also established a Proxy Committee that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in accordance with these Proxy Voting Policy and Procedures. The Proxy Committee meets at a minimum on a semi-annual basis and when necessary to address potential conflicts of interest. The Company may have conflicts of interest that could potentially affect how it votes its clients' proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client's account. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out the Company's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between the Company and its clients and to resolve such issues.




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The Proxy Committee will also perform the following duties:
1.Establish the Company's proxy voting guidelines, with such advice, participation and research as the Proxy Committee deems appropriate from the investment professionals, proxy voting services or other knowledgeable interested parties;
2.Approve and monitor the outsourcing of voting obligations to the Proxy
  Provider;
3.Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;
4.Monitor proxy voting (or the failure to vote) based on the Company's instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on the Company's interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;
5.Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and 6.Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.
IV.  PROXY VOTING - CONFLICTS OF INTEREST

The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and the Company, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise. In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote. If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.

V.   INVESTMENT MANAGEMENT PERSONNEL RESPONSIBILITIES

The Company has assigned responsibility to its Chief Investment Officers for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with the Company's position on various corporate governance issues and corporate actions and to make any amendments as necessary. All amendments to the Proxy Guidelines will be communicated promptly to the Proxy Provider by the Company.

In addition, the following types of "case-by-case" proxy proposals are required to be reviewed by a Chief Investment Officer or the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee):
1.Proxy proposals which are specified as case-by-case according to the Proxy
  Guidelines;
2.Proxy proposals which are not currently covered by the Proxy Guidelines and are referred back to the Company as case-by-case;
3.Bundled proxy proposals which require a single vote and are referred back to the Company as case-by-case; and
4.Proxy proposals where the Proxy Provider does not have sufficient information to evaluate the proposal and are referred back to the Company as case-by-case.
VI.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

The Company shall provide clients with a copy of the Proxy Voting Policy and Procedures upon request. In addition, a summary of this policy is disclosed in
Part II of the Company's Form ADV which is provided to clients at or prior to entering into an investment advisory agreement with a client and is also offered to existing clients on an annual basis.

VII. PROVIDING CLIENTS ACCESS TO VOTING RECORDS

Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts. Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by the Company's applicable client service representative. Shareholders and unit-holders of commingled funds advised or sub-advised by the Company shall have access to voting records pursuant to the governing documents of the commingled fund.





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Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or explicitly authorized by the applicable client.

VIII.MAINTENANCE OF PROXY VOTING RECORDS

Rule 204-2 under the Investment Advisers Act of 1940 requires investment advisers that vote client proxies to maintain specified records with respect to those clients. The Company must maintain the following records relating to proxy voting:
1.Copies of the Company's Proxy Voting Policies, Procedures and Guidelines; 2.Copies or records of each proxy statement received with respect to clients'
  securities for whom the Company exercises voting authority;
3.A record of each vote cast on behalf of a client as well as certain records pertaining to the Company's decision on the vote;
4.A copy of any document created by the Company that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
5.A copy of each written client request for information on how the Company voted proxies on behalf of the client, and a copy of any written response by the Company to any client request for information (either written or oral) on how the Company voted proxies on behalf of the requesting client.
Records are to be kept for a period of at least six years following the date that the vote was cast. The Company may maintain the records electronically. The Company may also rely on the Proxy Provider to maintain proxy statements and records of proxy votes on the Company's behalf. As such, the Proxy Provider must provide a copy of the records promptly upon request.





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               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA, INC.
    POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS OF INTEREST IN
                              CONNECTION WITH ITS
                            PROXY VOTING OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.'s ("Schroders") policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:
o Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and
o Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.
Rule 30b1-4 requires that the Schroders US Mutual Funds (the "Funds"):
o Disclose their proxy voting policies and procedures in their registration statements and
o Annually, file with the SEC and make available to shareholders their actual proxy voting.
(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the "Policy"), as revised from time to time. The Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS's and others' recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.





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CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of Schroders's clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:
o Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;
o A proponent of a proxy proposal has a client relationship with Schroders;
o A proponent of a proxy proposal has a business relationship with Schroders;
o Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;
The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:
o Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
o Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.
RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

ADDITIONAL REPORTS AND DISCLOSURES FOR THE SCHRODER FUNDS

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the




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Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4:
For each matter on which a fund is entitled to vote:
o  Name of the issuer of the security;
o  Exchange ticker symbol;
o  CUSIP number, if available;
o  Shareholder meeting date;
o  Brief summary of the matter voted upon;
o  Source of the proposal, i.e., issuer or shareholder;
o  Whether the fund voted on the matter;
o  How the fund voted; and
o  Whether the fund voted with or against management.
Further, the Funds are required to make available to shareholders the Funds' actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

                         SCHRODER INVESTMENT MANAGEMENT
                          GLOBAL CORPORATE GOVERNANCE
                                POLICY SYNOPSIS

We believe that companies, which are well governed and operate in a responsible and sustainable way, should have the culture and transparent mechanisms in place to support their long-term health and shareholder value. Good corporate governance establishes a framework that facilitates both this and the agency relationship that exists between shareholders and a company's management.

SCHRODERS' APPROACH

As an active manager, we adopt an integrated approach to investment, which combines the skills of fund managers, analysts and dedicated corporate governance specialists in a focussed, individual approach to companies. Decisions to invest in or sell a share are made on the basis of shareholder value and risk and, in making such decisions, corporate governance is one of the range of issues that is taken into account.

Our assessment of the companies in which we invest is based on a reasoned and pragmatic approach. This recognises that companies, whether in different markets or in terms of size or industry, do not all conform to a single structure and, as a result, their approach to issues and the proposals or resolutions that they bring forward, may not always be `standard'.

While it is not our role or intention to get involved in the micro-management of companies, it is our role to monitor the stewardship of the underlying assets and operations that make up our investments. A considered policy on corporate governance and proxy voting is, therefore, an integral part of our approach to protecting our clients' long-term interests and the value of the investments made on their behalf.

PROXY VOTING

Voting rights represent one of the most tangible forms of engagement with companies. At their most significant, these can affect the structure, development and future of a company. More commonly, they highlight perceived issues and shareholder concerns to management. In addition, they also routinely provide shareholder endorsement for management.

We recognize our responsibility to make considered use of voting rights that are an integral part of the assets that we manage. We therefore evaluate voting issues on investments and, where we have the authority to do so, vote on them in line with our fiduciary responsibilities, in what we deem to be the long-term financial interests of our clients.

We normally support the management of companies in which we invest in routine, non-controversial matters e.g. the election of directors or the approval of distributions and dividends. We will, however, withhold support or oppose management if we believe that it is in the best long-term interests of our clients to do so. Where we believe that significant issues exist or issues remain unresolved after discussions with management we may also, if appropriate, take action in addition to voting; for example, through attendance and participation at shareholder meetings.





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OPERATIONAL ARRANGEMENTS

At an operational level corporate governance and proxy voting is overseen by a Committee of fund managers working with corporate governance specialists, investment analysts, and others. Their role is threefold (i) to monitor and advise on specific corporate governance issues (ii) to ensure compliance with our corporate governance and proxy voting policies and (iii) to review those policies.

The Corporate Governance Team report to the Committee, and have responsibility for assessing Annual and Extraordinary General Meeting resolutions of the companies in which we invest. Other relevant members of our research and fund management teams are engaged in the process when addressing controversial issues or issues which could potentially damage shareholder value. With corporate governance integrated into the overall investment process, rather than being dealt with as a separate function, the focus is on ensuring that voting rights are used to enhance and protect the long-term interests and value of our investments.

By way of example, in assessing voting issues the following are indicative of the types of proposal that would give rise to concern and, consequently, would generally be opposed:
o Any proposal materially reducing shareholders' rights or damaging to shareholders' interests.
o Proposals to allow unlimited capital authorizations or blank cheque preferred stock.
o The disapplication of pre-emption rights in breach of recognized market guidelines or, in any case, an overall limit of 10%.
o Non-preemptive issues at a discount of more than 5% to the prevailing market price.
o Proposals to raise capital from the public markets using different classes of share that, in particular, do not feature one vote for each share.
o The creation or continuation of poison pill arrangements, take-over defences or other equivalent arrangements.
o The discharge or indemnification of the Board or Management where we are aware of outstanding issues.
o The introduction of classified or staggered boards or any other move away from annual re-election of directors.
o The appointment or re-appointment of any director where that individual's appointment would lead to an unacceptable proportion of non-independent directors on the Board or on a board sub-committee.
o Proposals on elements of directors' remuneration that are excessive relative to comparable companies in the industry.
o Incentive plan proposals that are not structured in line with market best practice in relation to performance linkage, pricing or dilution.
o The appointment or re-appointment of auditors where there are significant concerns about their suitability.
o Any proposals to include auditors in directors and officers liability insurance or otherwise indemnify them.
SIMIL will evaluate and vote for or against any proxy requests relating to the following securities:
  o  Largest 500 International holdings by value.
  o  Largest 250 UK holdings by value.
  o  Japanese holdings where SIM hold above 5% of market capital.
  o European Small Cap holdings where SIM own above 2% of market capital. SIMIL will normally vote all proxies unless there is insufficient information with which to make a decision or where market conventions make it onerous or expensive to vote compared with the benefits of doing so.

Regular reports are made available to clients on the use made of voting rights.

The following is a supplemental note- outlining Global Corporate Governance
Principles:
                     GLOBAL CORPORATE GOVERNANCE PRINCIPLES

Levels of regulation, disclosure and accountability can vary considerable between markets and, from a practical perspective, it is necessary to assess companies in context against prevailing best practice, having regard to prevailing market practice, in particular, local regulatory and legal standards and frameworks. By way of example for two leading financial markets these include:

(i)UK - Financial Services Authority (FSA) Listing Rules, The Combined Code[1] and the Pre-emption Group Guidelines.[2]

(ii)US - Securities and Exchange Commission (SEC) Regulations[3], the Investment Company Institute[4] and the Council of Institutional Investors[5] guidelines on governance.





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While recognizing such variations, it is nevertheless appropriate to articulate the core principles of good practice that all companies accessing the global capital markets should, as a minimum, aspire to and which underpin our views on a global approach to corporate governance. These are set out below and draw on the principles established by the Organization for Economic Co-operation and Development ("OECD")[ 6], and the International Corporate Governance Network ("ICGN").[7]

Taking a long-term view, the development, enhancement, promotion and understanding of appropriate standards and industry best practice, both across sectors and across markets, is important. Reflecting this we participate in and/or support a range of initiatives and organizations, both at a national level and internationally.[8]

1. CORPORATE OBJECTIVE

The overriding objective of a company should be to optimise over time the returns to its shareholders. Corporate governance practices should focus board attention on this. Where other considerations might significantly or materially affect this objective, such as issues of corporate social responsibility or legislative and regulatory requirements, they should be clearly identified and disclosed, along with appropriate details of the company's policy and approach to them.

In seeking to achieve this objective, the company should focus on excelling in specific sector peer group comparisons and on the long-term viability of its business and manage its relationships with stakeholders effectively and sensitively. i.e. those with a legitimate interest in the operation of the business, such as employees, customers, suppliers, creditors and the communities in which the company operates.

2. COMMUNICATIONS TRANSPARENCY AND REPORTING

Companies should disclose accurate, adequate, clear and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership, obligations and rights, and sale of shares. Clarity and transparency over the company's governance arrangements is a key element of this.

3. STRATEGIC FOCUS

Where management propose significant changes to the business or significant transactions shareholders should be given the right to approve the proposals.

o Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval of the proposed modification.
o Major corporate changes that in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders[9] should not be made without prior shareholder approval of the proposed change.
o In addition, with the exception of those that could reasonably be deemed insignificant, any transactions with related parties[10] should not be made without prior shareholder approval.
o Shareholders should be given sufficient information about any such proposal,[11] sufficiently early, to allow them to make an informed judgement and exercise their voting rights.
4. BOARD OF DIRECTORS

The board of directors, or supervisory board, (as an entity and each of its members as individuals) is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole.

o Boards should adopt effective corporate governance policies, structures and practices that should protect and enhance accountability to and equal treatment of shareholders.
o Boards should neither be too small to maintain the needed expertise and independence, nor too large to be efficiently functional. Independent[12] non-executives should ideally comprise a substantial majority of the board though we recognise that board structures in some markets may not enable this. Every individual member of the board should stand for re-election annually (or no less than every three years where annual re-election is not the norm or best practice).
o Audit and remuneration sub-committees should be established and composed wholly of independent non-executives. A nomination sub-committee should be established and should ideally be composed wholly of non-executives, at least two thirds of whom should be independent.
o Companies should disclose - at the time of the appointment to the board and thereafter in each annual report or proxy statement - sufficient biographical information[13] to enable investors to make a reasonable assessment of the value



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they add to the company and their independence. Information on the appointment procedure should also be disclosed annually.
o Boards should ensure that non-executive members have appropriate competencies and their responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.
5. INTERNAL CONTROLS AND AUDIT

Directors must ensure they maintain a sound system of internal control and review its effectiveness regularly, seeking to embrace best practice[14] in this area. Investor perceptions of a company are influenced by the level of risk that it faces and by the way it manages those risks.

o The role of the Audit Committee is key both to ensuring that a sound system of internal control is maintained in a company, including ensuring that the company presents a balanced, clear and understandable assessment of its position and prospects, as well as the accounting policies and practices it adopts. (General adherence to minimum standards will rarely be sufficient).
o The chairmen and members of board audit, remuneration and nomination committees should be appointed by the board as a whole, pursuant to a transparent procedure. Committees should select all advisers or service providers.
o Auditor independence is an important element of a balanced corporate governance regime. Where that independence is compromised or could be perceived as being compromised due to a conflict of interest, a firm's independence as auditor may be called into question. Audit Committees should monitor and review both the arrangements for the day-to-day operation of the audit relationship and any issues that might, or might be perceived as, compromising auditor independence.
6. VOTING RIGHTS

Companies should ensure that shareholders are properly enabled to exercise their voting rights:

o Shareholder approval should be required for any proposal that might significantly affect shareholder rights, interests or value.[15]
o Voting rights should be exercisable on each separate issues individually, hence bundled resolution are not appropriate.
o In raising capital from the public markets, companies should avoid creating different classes of share and their ordinary shares should feature one vote for each share.[16]
Companies should act to ensure the owners' rights to vote and investors have a responsibility to vote. In addition it is important that legislators and regulators should facilitate voting rights and timely disclosure of voting levels. Additional guidance on this issue is available from the International Corporate Governance Network.[17]

7. CORPORATE REMUNERATION POLICIES

Remuneration of supervisory board members, company directors and key executives should be aligned with the interests of shareholders.

o Executive share schemes, incentive plans and shareholding requirements are now common mechanisms in many markets that, where properly structured, help align participants' interests with those of shareholders and incentivise them, as well as facilitating the recruitment and retention of key executives.
o Broad-based employee share ownership plans or other profit-sharing schemes are effective market mechanisms that promote employee participation. However, such schemes should not be introduced without prior shareholder approval.
o Companies should disclose in each annual report or proxy statement the board's policies on remuneration, along with a break down of individual board members' remuneration (and ideally that of top executives) so that investors can judge whether corporate pay policies and practices are aligned with shareholder interests.
o Sufficient disclosure should also be made in each annual report or proxy statement to enable shareholders to assess their link and contribution to performance.
8. CORPORATE SOCIAL RESPONSIBILITY

Companies should adhere to all applicable laws and regulations of the jurisdictions in which they operate. Boards that are sensitive to and strive for active co-operation with stakeholders will be most likely to create wealth, employment and sustainable economies.





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Increasingly shareholders and special interest groups are lobbying companies on issues of corporate social responsibility (social, ethical and environmental issues). Given the range of standards and guidelines currently in circulation and, given the extent of overlap that exists, we do not believe it is appropriate for us to select one standard in preference to another.

Rather, it is for each company to ensure that they adopt appropriate, transparent policies on CSR issues and make suitable disclosures publicly available.

In considering appropriate standards, companies should ensure that the policies and standards they adopt are at least fully compliant with local laws and standards, as well as compatible and comparable to appropriate international standards, for example OECD Guidelines[18] or International Labour Organisation
(ILO) Conventions[19] and other relevant industry standards.

In doing so companies should disclose their policies on issues involving stakeholders, including employment, the workplace and environmental matters.

9. SMALLER COMPANIES

Markets and economies need small and growth companies with drive and imagination and such companies need access to affordable finance and capital. Inevitably there will be such companies whose particular circumstances mean that full compliance with best practice is at best difficult or, in some cases, inappropriate (As an institutional investor with a substantial commitment to smaller companies, we are aware of the particular issues and dynamics that can exist for such companies).

o In considering small company practice we will adopt a pragmatic and flexible approach where that is appropriate.
o In return small companies should adopt a transparent and reasoned approach to derogations from best practice that are required.
10.INVESTMENT COMPANY GOVERNANCE

A separate briefing note on Investment Company Governance is available on request.

11. CORPORATE GOVERNANCE IMPLEMENTATION

Where codes of best corporate governance practice exist, they should be applied openly and pragmatically. Where they do not yet exist, investors and others should endeavour to assist in their development.

o Corporate governance issues between shareholders, the board and management should be pursued by dialogue.
o This should be done with a view to resolving disputes, if possible, through negotiation, mediation or arbitration.
o Where those means fail, more forceful remedies should be available and feasible. For instance, investors should have the right to sponsor resolutions or convene extraordinary meetings.
o Where necessary government, regulatory authorities and other concerned bodies should be involved in seeking solutions to corporate governance issues.



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Footnotes:
1 http://www.fsa.gov.uk/ukla
2 http://www.ivis.computasoft.com
3 http://www.sec.gov/
4 http://www.ici.org/newsroom/industry_issues_governance.html (see also Appendix
  B)
5 http://www.cii.org/policy.htm
6 www.oecd.org - see section headed `governance':
  http://www.oecd.org/daf/corporate-affairs/governance/
7 www.icgn.org
8 For example, the Institute of International Finance's Equity Advisory Group on international investment in the emerging markets and corporate governance (www.iif.com)
9 for example a sale or transfer of 10% or more of the company or group (on a consolidated basis), measured by gross assets, net profits before tax, turnover or gross capital.
10for example, transactions with (i) members of the board or senior executives, their families, associates or businesses in which they have an ownership stake or (ii) major shareholders and their affiliates.
11this might include, for example, advice form the independent directors that a proposal or transactions was in the best interests of shareholders as a whole. 12An outline of factors we consider may affect independence is available on request.
13Including: their identities, age, core competencies, professional or other backgrounds, other current and former position held, factors affecting independence, overall qualifications of board members and nominees and, for existing board members, their attendance at board meetings over both the period and preceding one.
14for example, the UK's Turnbull Guidance - `Internal; Control - Guidance for
  Directors on the Combined Code' (1999) - focuses on the adoption of a risk-based approach to establishing proper internal controls, reviewing its effectiveness and the minimum level of disclosure appropriate - www.icaew.co.uk/internalcontrol
15For example, share buy-backs (other than by tender offer) at a premium to the prevailing market price or excessive proposals or authorities to issue shares on a non-preemptive basis.
16This would not be taken to cover preference shares (preferred stock) that are a recognised market security, which provide for a specific dividend that is paid before any dividends are paid to holders of ordinary shares (common stock). These take precedence over ordinary shares in the event of a liquidation and, other than in exceptional circumstances, they do not usually carry voting rights.
17`Statement on Global Implementation of ICGN Share Voting Principles' (July
  2000) (www.icgn.org)
18e.g. The OECD Guidelines for Multinational Enterprises (Revision 2000),
19The United Nations' social and labour standards agency - http://www.ilo.org



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                        TURNER INVESTMENT PARTNERS, INC.
                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

DUTIES WITH RESPECT TO PROXIES:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

DELEGATION:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

REVIEW AND OVERSIGHT:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.





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CONFLICTS OF INTEREST:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

SECURITIES LENDING:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control.

OBTAINING PROXY VOTING INFORMATION:

To obtain information on how Turner voted proxies, please contact:
Andrew Mark, Director of Operations and Technology Administration
c/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

RECORDKEEPING:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised:April 1, 2007




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                      MORGAN STANLEY INVESTMENT MANAGEMENT
             (FOR FUNDS SUBADVISED BY VAN KAMPEN ASSET MANAGEMENT)

                       PROXY VOTING POLICY AND PROCEDURES

February 27, 2009

                      MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most





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frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.ROUTINE MATTERS.

We generally support routine management proposals. The following are examples of routine management proposals:
o Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.
o General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.
o Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.
We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.BOARD OF DIRECTORS.

1.Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:
  a. We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.
     i.At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.
     ii.We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.
  b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committee.



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  c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.
  d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.
  e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.
  f. We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.
  g. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.
  h. We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).
2.Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.
3.Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.
4.Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.
5.Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.
6.Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.
7.Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.
8.Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.
9.Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.
10.Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.



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11.Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.
C.STATUTORY AUDITOR BOARDS. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.CORPORATE TRANSACTIONS AND PROXY FIGHTS. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.CHANGES IN CAPITAL STRUCTURE.

1.We generally support the following:
  o Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.
  o Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)
  o Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.
  o Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.
  o Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
  o  Management proposals to effect stock splits.
  o Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.
  o Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.
2.We generally oppose the following (notwithstanding management support):
  o Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.
  o Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.
  o Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).
  o  Proposals relating to changes in capitalization by 100% or more.
We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example,





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currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.TAKEOVER DEFENSES AND SHAREHOLDER RIGHTS.

1.Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.
2.Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.
3.Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis. 4.Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.
5.Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.
6.Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.
G.AUDITORS. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.EXECUTIVE AND DIRECTOR REMUNERATION.

1.We generally support the following:
  o Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.
  o Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).
  o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.
  o Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2.We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.
3.Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus)



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generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.
4.Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.
5.We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.
6.We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.
7.We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.
8.Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.
I.SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.FUND OF FUNDS. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO") or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies,





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




and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.





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




A.COMMITTEE PROCEDURES

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the "Subcommittee") to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B.MATERIAL CONFLICTS OF INTEREST

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:
1.The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.
2.The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.
3.Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:
1.If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.
2.If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.
3.If the Research Providers' recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.
The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.PROXY VOTING REPORTING

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.





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                                     PART C

                                OTHER INFORMATION
                              _____________________




ITEM 23. EXHIBITS

Exhibit
Number          Description of Exhibit
-------         ---------------------------------------------------------------

(a) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(b)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(d)(1)(i) Revised Schedule A, dated October 26, 2009, to the Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed herewith.


(d)(1)(ii) Attachment 1 dated October 26, 2009, to Schedule A of the Investment Management Agreement dated April 27, 2001, filed herewith.


(d)(2) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(ii) Revised Schedule A, dated October 24, 2009, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc. (now known as Invesco Advisors, Inc.), filed herewith.


(d)(3) Subadvisory Agreement, dated November 28, 2007, between Allianz Life Advisers, LLC, and BlackRock Institutional Management Corporation, filed on April 29, 2008, as Exhibit
                (d)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(d)(4)          Subadvisory Agreement, dated April 29, 2009 between
                Allianz Investment Management LLC and BlackRock Investment Management, LLC, filed on June 30, 2009 as exhibit (6)(d) to Registrant's Registration Statement on form N-14, is incorporated by reference.


(d)(4)(i) Schedule A, dated October 26, 2009, to the Subadvisory Agreement dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Investment Management, LLC, filed herewith.


(d)(5) Subadvisory Agreement, dated January 26, 2009 between Allianz Investment Management LLC and BlackRock Capital Management, Inc., filed on April 24, 2009 as exhibit (d)(5) to Registrant's Post-Effective Amendment No. 26, is incorporated by reference.


(d)(5)(i) Revised Schedule A, dated October 26, 2009, to the Subadvisory Agreement dated January 26, 2009 between Allianz Investment Management LLC and BlackRock Capital Management, filed herewith.


(d)(6) Subadvisory Agreement, dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Financial Management, Inc., filed on June 30, 2009 as exhibit (6)(f) to Registrant's Registration Statement on form N-14, is incorporated by reference.


(d)(7) Amended and Restated Subadvisory Agreement, dated September 17, 2008, between Allianz Investment Management LLC and Columbia Management Advisers, LLC, filed on February 4, 2009 as Exhibit
                (d)(6) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(d)(7)(i) Revised Schedule A, effective October 26, 2009, to the Amended and Restated Subadvisory Agreement, dated September 17, 2008 between Allianz Investment Management LLC and Columbia Management Advisers, LLC, filed herewith.


(d)(8) Amended and Restated Subadvisory Agreement, dated July 1, 2008, between Allianz Investment Management LLC and Davis Selected Advisers, L.P., filed on September 17, 2008 as Exhibit (6)(e) to Registrant's Form N-14, Pre-effective Amendment No. 1 (File
                No. 333-153047), is incorporated by reference.


(d)(9) Amended and Restated Portfolio Management Agreement, dated September 1, 2009, between Allianz Investment Management, LLC, Allianz Variable Insurance Products Trust, and The Dreyfus Corporation, filed herewith.


(d)(10) Subadvisory Agreement dated October 26, 2009, between Allianz Investment Management, LLC and Eaton Vance Management, filed herewith.


(d)(10)(i) Transition Agreement dated October 26, 2009, between Allianz Investment Management, LLC and Eaton Vance Management, filed herewith.


(d)(11)         Subadvisory Agreement dated October 26, 2009 between
                Allianz Investment Management LLC and Franklin Advisers, Inc., filed herewith


(d)(11)(i) Revised Schedule A, dated November 1, 2009, to the Subadvisory Agreement dated October 26, 2009 between Allianz Investment Management LLC and Franklin Advisers, Inc., filed herewith


(d)(12) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(13)         Subadvisory Agreement dated October 26, 2009 between
                Allianz Investment Management LLC and Franklin Mutual Advisers, LLC, filed herewith.


(d)(14) Subadvisory Agreement dated October 26, 2009 between Allianz Investment Management LLC and Gateway Investment Advisers, LLC to be filed by amendment.


(d)(15) Subadvisory Agreement dated January 26, 2009 between Allianz Investment Management LLC and J.P. Morgan Investment Management, Inc., filed on February 4, 2009 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(d)(15)(i) Revised Schedule A, dated October 26, 2009, to the Subadvisory Agreement dated January 26, 2009 between Allianz Investment Management LLC and J.P. Morgan Investment Management, Inc., filed herewith.


(d)(16) Subadvisory Agreement dated October 26, 2009 between Allianz Investment Management LLC and Massachusetts Financial Services Company, filed herewith.


(d)(17)         Subadvisory Agreement dated April 30, 2009 between
                Allianz Investment Management LLC and NFJ Investment Group LLC, filed on June 30, 2009 as exhibit (6)(q) to Registrant's Registration Statement on form N-14, is incorporated by reference.


(d)(18) Amended and Restated Subadvisory Agreement, dated October 23, 2009, between Allianz Investment Management, LLC and Nicholas-Applegate Capital Management LLC, filed herewith.


(d)(19) Amended and Restated Subadvisory Agreement, dated October 23, 2009, between Allianz Investment Management, LLC, and Oppenheimer Capital, LLC, filed herewith.


(d)(20)         Subadvisory Agreement, dated May 1, 2007, between Allianz
                Life Advisers, LLC and Schroder Investment Management North America Inc, filed on April 27, 2007 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(20)(i) Revised Schedule A dated October 26, 2009 to the Subadvisory Agreement, dated May 1, 2007, between Allianz Life
                Advisers, LLC and Schroder Investment Management North America Inc, filed herewith.


(d)(21)         Subadvisory Agreement dated October 26, 2009 between
                Allianz Investment Management LLC and Templeton Global Advisors Limited, filed herewith.


(d)(21)(i) Revised Schedule A, dated November 1, 2009, to the Subadvisory Agreement dated October 26, 2009 between Allianz Investment Management LLC and Templeton Global Advisors Limited, filed herewith.


(d)(22) Subadvisory Agreement, dated June 13, 2007, between Allianz Life Advisers, LLC and Turner Investment Partners, Inc., filed on June 22, 2007 as Exhibit (6)(t) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(d)(22)(i) Updated Schedule A dated June 13, 2007 to the Subadvisory Agreement, dated June 13, 2007, between Allianz Life Advisers, LLC and Turner Investment Partners, Inc., filed on February 4, 2009 as Exhibit (d)(24)(i) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(d)(23) Amended and Restated Subadvisory Agreement, dated October 26, 2009, between Allianz Investment Management, LLC and Van Kampen Asset Management, filed herewith.


(e)(1) Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit
                (e)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(1)(i) Revised Schedule I dated October 26, 2009 to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.


(e)(1)(ii) Fee Agreement Letter dated August 28, 2007 to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 4, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(e)(2) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(2)(i) Revised Schedule A dated October 26, 2009 to the Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed herewith.


(e)(3) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(3)(i) Schedule A dated January 26, 2009, to the Participation Agreement dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed filed on February 4, 2009 as Exhibit (e)(3)(i) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(f)             N/A


(g)(1) Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 4, 2009 as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(g)(1)(i) Custody and Securities Lending Fee Schedule between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 4, 2009 as Exhibit (g)(1)(i) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(h)(1) Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2008, as Exhibit
                (h)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(h)(1)(i) Schedule A, updated January 26, 2009, to the Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on February 4, 2009 as Exhibit (h)(1)(i) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(h)(2) Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 4, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(h)(3) Chief Compliance Officer Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(c) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(h)(4) Compliance Services Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(d) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(h)(5) Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC, and Allianz Variable Insurance Products Trust, filed on April 29, 2008, as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(h)(5)(i) Updated Exhibit A dated October 26, 2009, to the Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed herewith.


(h)(6) Brokerage Transaction Agreement dated February 6, 2003, between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(i)             Opinion and consent of counsel, to be filed by amendment.


(j) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.


(k)             N/A


(l)             N/A


(m)(1) Rule 12b-1 Distribution Plan for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(m)(1)(i) Exhibit A dated October 26, 2009, to the Plan of Distribution for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed herewith.


(n) Rule 18f-3 Multiple Class Plan, dated February 23, 2007, for the Allianz Variable Insurance Products Trust, filed on April 27, 2007 as Exhibit (n) to Registrant's Post-Effective Amendment
                No. 23, is incorporated by reference.


(p)(1) Code of Ethics of Allianz Investment Management LLC, revised January 12, 2009, filed on February 4, 2009 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(p)(2) Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008, as Exhibit
                (p)(2) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(3) Code of Ethics of AIM Funds and Invesco Aim Management Group, amended January 1, 2009, filed on April 24, 2009 as exhibit
                (p)(3) to Registrant's Post Effective Amendment No. 26, is incorporated by reference.


(p)(4) Code of Ethics of Allianz Global Investors of America L.P., (Parent Co. of NFJ Investment Group LLC, Nicholas Applegate Capital Management LLC and Oppenheimer Capital LLC) effective October 1, 2009, filed herewith.


(p)(5) Code of Ethics of Allianz Variable Insurance Products Trust, revised August 29, 2006, filed on April 29, 2008, as Exhibit
                (p)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(6) Code of Ethics of BlackRock Investment Adviser Companies (all BlackRock entities) revised as of April 26, 2007, filed on April 29, 2008, as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(7) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, filed on December 27, 2006 as Exhibit (p)(3)(iii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(8) Code of Ethics of Columbia Management Advisors, LLC, effective January 1, 2009, filed on April 24, 2009 as exhibit
                (p)(8) to Registrant's Post Effective Amendment No. 26, is incorporated by reference.


(p)(9) Code of Ethics of Davis Selected Advisers, L.P., as amended effective August 1, 2009, filed herewith.


(p)(10) Code of Ethics of Eaton Vance, as revised October 1, 2009, filed herewith.


(p)(11) Code of Ethics of Franklin Templeton Investments (includes all subsidiaries of Franklin Resources, Inc.), revised May 1, 2009, effective June 15, 2009, filed herewith.


(p)(12) Code of Ethics of Gateway Investment Advisers, LLC, effective February 15, 2008, as revised January 1, 2010, filed herewith.


(p)(13) Code of Ethics of J.P. Morgan Investment Management, Inc., effective February 1, 2005 as revised November 18, 2008, filed on February 4, 2009 as Exhibit (p)(15) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.


(p)(14) Code of Ethics of Mellon Financial Corporation (includes the Dreyfus Corporation), dated February 2006, filed on December 27, 2006, as Exhibit (p)(3)(x) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(15) Code of Ethics of Massachusetts Financial Services Company, dated January 1, 2009, filed herewith.


(p)(16) Code of Ethics of Morgan Stanley (includes Van Kampen Asset Management), restated as of April 26, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(17) Code of Ethics of Schroder Investment Management North America Inc., effective September 14, 2009, filed herewith.


(p)(18) Code of Ethics of Turner Investment Partners, Inc., dated March 1, 2008, filed on April 24, 2009 as exhibit (p)(20) to Registrant's Post Effective Amendment No. 26, is incorporated by reference.


(q) Powers of Attorney, filed on April 29, 2008, as Exhibit (q) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(r) Company Organizational Chart, filed on April 29, 2008, as Exhibit (r) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER                        REGISTRATION NO.

1.   Invesco Aim Capital Management, Inc. - this information is included in the          801-15211
     Form ADV filed by Invesco Aim Capital  Management,  Inc. and is incorporated herein by reference.

2.   Allianz Investment Management LLC (previously Allianz Life Advisers, LLC)           801-60167
     - this  information  is included in Form ADV filed with the SEC by Allianz Life Advisers and is incorporated by reference herein.

3.   BlackRock Institutional Management Corporation - this information is in             801-13304
     Form ADV filed with the SEC by BlackRock Institutional Management
     Corporation and is incorporated by reference herein.

4.   BlackRock Advisors, LLC, - this information is in form ADV filed witb the           801-47710
     Form ADV filed with the SEC by BlackRock Advisors, LLC and is incorporated by reference herein.

5.   BlackRock Capital Management, Inc - this information is in form ADV                 801-57038
     filed witb the SEC by BlackRock Investment Management, LLC and is incorporated by reference herein.

6.   Columbia Management Advisors, LLC - this information is included in Form ADV        801-50372
     filed with the SEC by Columbia Management Advisors, LLC (file no. 801-50372)
     and is incorporated by reference herein.

7.   Davis Selected  Advisers,  L.P. - this  information is included in Form ADV         801-53272
     filed with the SEC by Davis  Selected  Advisers,  L.P. and is  incorporated herein by reference.

8.   The Dreyfus  Corporation - this  information  is included in Form ADV filed          801-8147
     with the SEC by The  Dreyfus  Corporation  and is  incorporated  herein  by reference.

9.   Eaton Vance Management - this  information  is included in Form ADV filed           801-15930
     with the SEC by Eaton Vance Management and is  incorporated  herein  by reference

10.  Founders Asset Management LLC - this information is included in Form ADV            801-55220
     filed with the SEC by Founders Asset Management LLC and is incorporated by reference herein.

11.  Franklin Advisers, Inc. this information is included in Form ADV                    801-26292
     filed with the SEC by Franklin Advisers, Inc. and is incorporated by reference herein.

12.  Franklin Advisory Services, LLC - this information is included in Form ADV          801-51967
     filed with the SEC by Franklin Advisory Services, LLC and is incorporated herein by reference.

13.  Franklin Mutual Advisers, Inc. this information is included in Form ADV             801-53068
     filed with the SEC by Franklin Mutual Advisers, Inc. and is incorporated by reference herein.

14.  Gateway Investment Advisers, LLC - this information is included in Form ADV          801-68972
     filed with the SEC by Gateway Investment Advisers, LLC and is incorporated herein by reference.

15.  J.P. Morgan Investment Management, Inc. - this information is included in           801-21011
     Form ADV filed with the SEC by J.P. Morgan Asset Management and is incorporated herein by reference.

16.  Massachusetts Financial Services Company - - this information is included           801-17352
     in Form ADV filed with the SEC by Massachusetts Financial Services Company and is incorporated herein by reference.

17.  Nicholas-Applegate Capital Management LLC - this information is included in         801-21442
     Form ADV filed with the SEC by Nicholas-Applegate Capital Management LLC and is incorporated herein by reference.

18.  NFJ Investment Group L.P. - this information is included in Form ADV filed          801-47940
     with the SEC by NFJ Investment Group L.P. and is incorporated herein by reference.

19.  Oppenheimer Capital LLC - this  information  is included in the Form ADV            801-10708
     filed with the SEC by Oppenheimer Capital  LLC and is  incorporated  herein by reference.

20.  Schroder Investment Management North America Inc. and Schroder Investment           801-15834
     Management North America Limited - this information is included in Form ADV         801-37163
     filed with the SEC by Schroder Investment Management North America Inc.
     and Schroder Investment Management North America Limited and is
     incorporated herein by reference.

21.  Templeton Global Advisors Limited. this information is included in Form ADV         801-42343
     filed with the SEC by Templeton Global Advisors Limited, and is incorporated by reference herein.

22.  Turner Investment Partners, Inc. - this information is included in Form ADV         801-36220
     filed with the SEC by Turner Investment Partners, Inc. and is incorporated herein by reference.

23.  Van Kampen Asset  Management - this information is included in the Form              801-1669
     ADV  filed  with  the  SEC by  Van  Kampen  Asset  Management  and is incorporated by reference herein.




ITEM 27. PRINCIPAL UNDERWRITER

(a) Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust


     (b)     Officers and Directors.

             Name and Principal         Position
             Business Address           with Underwriter
             -----------------------    ---------------------
             Robert DeChellis           Governor, Chief Executive Officer
                                        and President
             Thomas Burns               Governor
             Stewart Gregg              Secretary, Vice President
             Michael Brennan            Chief Compliance Officer
             Angela Forsman             Chief Financial Officer, Vice President

     (c)     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


        Citi Fund Services Ohio, Inc
        3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

        Citi Fund Services
        60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

        Allianz Invesment Management LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

        A I M Capital Management, Inc.
        11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Blackrock Institutional Management Corporation
        100 Bellevue Parkway, Wilmington, DE  19809
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        BlackRock Advisors, LLC,
        100 Bellevue Parkway, Wilmington, DE 19809
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        BlackRock Capital, Inc.
        100 Bellevue Pkwy, WIlmington, DE  19809
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Columbia Management Advisors, LLC
        100 Federal Street, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Eaton Vance Management
         Two International Place, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisers, Inc.
         One Franklin Parkway, San Mateo, CA 94403-1906
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisory Services, LLC
         One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Mutual Advisers, LLC
         101 John F. Kennedy Parkway, Short Hills, NJ 07078

              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Gateway Investment Advisers, LLC
         312 Walnut St, Ste 3500, Cincinnati, OH 45202-9834
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         J.P. Morgan Investment Management, Inc.
         245 Park Avenue, New York, Ny 10167
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         MFS Investment Management
         500 Boylston Street, Boston, MA  02116-3741
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         NFJ Investment Group L.P.
         2100 Ross Avenue, Suite 700, Dallas, TX 75201
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Nicholas-Applegate Capital Management LLC
         600 West Broadway, Ste 2900, San Diego, CA  92101
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Oppenheimer Capital LLC
         1345 Avenue of the Americas, 48th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Schroder Investment Management North America Inc. 875 Third Avenue, 22nd Floor, New York, NY 10022 and Schroder Investment Management North America Limited, 31 Gresham Street, Longon EC2V 7QA England.
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Templeton Global Advisers, Limited
         Lyford Cay, NASSAU,
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Turner Investment Partners, Inc.
         1205 Westlakes Drive, Suite 100, Berwyn, PA 19312-2414
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Van Kampen Asset Management Inc.
         1221 Avenue of the Americas, New York, New York 10020
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 5th day of February, 2010.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Brian Muench
                                          ------------------------------------
                                          Brian Muench, Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on February 5, 2010.


SIGNATURE                                    TITLE
----------                                   -----

/s/ Jeffrey Kletti                            Trustee & President
--------------------------
Jeffrey Kletti

/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Gregory R. Seward                         Treasurer (principal financial and
---------------------------                   accounting officer)
Gregory R. Seward

/s/ Robert DeChellis*                         Trustee
---------------------------
Robert DeChellis


By:   /s/ Brian Muench
      ---------------------------
      Brian Muench, Vice President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
 Statement

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 27
                                       TO
                                   FORM N-1A
                  ALLIANZ  VARIABLE INSURANCE PRODUCTS TRUST

                                INDEX OF EXHIBITS


EXHIBIT        DESCRIPTION OF EXHIBIT

(d)(1)(i)      Revised Schedule A to Investment Management Agreement 10-26-09
(d)(1)(ii)     IMA Attachment 1 to Schedule A 10-26-09
(d)(2)(ii)     Revised Schedule A to Aim/Invesco Portfolio Mgmt Agmt 10-24-09
(d)(4)(i)      Sched A to BlackRock Investment Management Subadv Agmt 10-26-09
(d)(5)(i)      Sched A to BlackRock Capital Management Inc. Subadv Agmt 10-26-09
(d)(7)(i)      Sched A to Columbia Subadv Agmt 10-26-09
(d)(9)         Dreyfus Portfolio Management Agreement 9-1-09
(d)(10)        Eaton Vance Subadv Agmt 10-26-09
(d)(11)        Franklin Advisers Subadv Agmt 10-26-09
(d)(11)(i)     Revised Schedule A to Franklin Advisers Subadv Agmt 11-1-09
(d)(13)        Franklin Mutual Advisers Subadv Agmt 10-26-09
(d)(15)(i)     Revised Schedule A to JPMorgan Subadv Agmt 10-26-09
(d)(16)        MFS Subadv Agmt 10-26-09
(d)(18)        NACM Subadv Agmt 10-23-09
(d)(19)        OpCap Subadv Agmt 10-23-09
(d)(20)(i)     Revised Schedule A to Schroder Subadv Agmt 10-26-09
(d)(21)        Templeton Global Advisors Subadv Agmt 10-26-09
(d)(21)(i)     Rev Schedule A to Templeton Global Advisors Subadv Agmt 11-1-09
(d)(23)        Van Kampen Subadv Agmt 10-26-09
(e)(1)(i)      Schedule I to the Distribution Agmt 10-26-09
(e)(2)(i)      Revised Schedule A to the Participation Agmt 10-26-09
(h)(5)(i)      Exhibit A to the Expense Limitation Agreement 10-26-09
(m)(1)(i)      Exhibit A to the Distribution Plan 10-26-09
(p)(4)         Allianz Global Investors Code of Ethics 10-1-09
(p)(9)         Davis Code of Ethics 8-1-09
(p)(10)        Eaton Vance Code of Ethics 10-1-09
(p)(11)        Franklin Code of Ethics 6-15-09
(p)(12)        Gateway Code of Ethics 1-1-10
(p)(15)        MFS Code of Ethics 1-1-09
(p)(17)        Schroder Code of Ethics 9-14-09